Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	RP1100013	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The original lender was Rocket so the H-9 form should have been used instead of the H-8.	BUYER - WAIVED COMMENT (2021-11-30): Non-Material EV2	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100087	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100000	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100301	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX016)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure disclosed an Initial Escrow Payment of $XXXXX on page 2 however, disclosed an Initial Escrow Payment of $XXXXX1 on page 4. Difference of $XXXXXis due to seller paid $24.94 at closing for the borrower's homeowner's insurance and $XXXXX for the borrower's real estate taxes. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit for $XXXXX was added to closing disclosure To cure.	REVIEWER - CURED COMMENT (2022-03-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100371	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of is less than AUS Available for Closing of $XXXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
[3] General - Missing Document: Account Statements - Personal not provided
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] General - Missing Document: Cancelled Check(s) not provided
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Application / Processing - Missing Document: Tax Certificate not provided	Assets needed per DU are missing Asset verification missing The amount of $ XXXXX is more than amount stated on DU needed to close. There was a grant from lender of $ XXXXX and a deposit of XXXXXK which was not provided.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated total of payments of $XXXXX which exceeds the $XXXXX per month threshold. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to Non qm
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Several fees were changed after LE issued or added.  Unknown if lender's system miscalculated the total of payments.   New CD to be issued and if applicable, a refund should be made.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00	REVIEWER - GENERAL COMMENT (2024-05-24): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100125	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100355	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXX// Account Type: Checking / Account Number: XXXX	Verified Defect: Undisclosed mortgage for XXXXXXXXXX in the amount of $355 per month opened X/XXXX caused DTI issue. Statement ending XXXXXXXX provided, additional statement in file is not legible.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-04): Please see attached legible statement.
REVIEWER - GENERAL COMMENT (2023-01-05): Page 1 of 9 was provided, complete statement required.
SELLER - GENERAL COMMENT (2023-01-09): Please re-review. The 1 of 9 was the statement already provided when the the exception fired for the additional statement being blurry. One of the pages provided in the clear document provided was the 1 of 9 which was incidentally attached. The prior page is the clear copy of the previously provided blurry document.
REVIEWER - GENERAL COMMENT (2023-01-10): It appears an additional account was provided, neither have 2 months as required.
SELLER - GENERAL COMMENT (2023-01-11): Seller requests buyer review: After a second review we agree with this finding. The second statement provided is a second account. However, the funds to close are less than that of the P&I of the new loan payment. Please review.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD is Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation as Non-QM.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing evidence of receipt.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Missing initial LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased onXX/XX/XXXX CD with no valid change evident. No cure on CD evident to satisfy any and all tolerance violations.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than XXXXX years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than XXXXX years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXXXf		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100501	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect - A post-close credit report identified an undisclosed mortgage loan closed XXXXXXXXXX. Including the monthly payment of $XXXX from the credit report for the undisclosed debt increases the DTI to XX.XX which exceeds the AUS tolerance and renders the findings invalid.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101259	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect - Prior to loan closing borrower opened an auto loan with a monthly payment of $XXXXX bringing DTI to XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation restated. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101233	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Prior to closing on loan borrower took out additional auto loan with monthly payment of $410 which increased DTI to XX%	SELLER - GENERAL COMMENT (2023-01-05): Seller requests buyer review: Please confirm this is a verified stated defect exception. REVIEWER - GENERAL COMMENT (2023-01-06): Verified stated defect. REVIEWER - WAIVED COMMENT (2023-01-24): Investor waived with verified compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,752.93 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,176.00. (9300)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Lender restated QM designation as Non-QM. Federal Compliance - TRID Lender Credit Tolerance Violation: Closing disclosure datedXX/XX/XXXX has lender credits decrease from $XXXXX to $XXXXX without providing a sufficient cure or valid change of circumstance.	REVIEWER - RE-GRADED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101225	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - Borrower closed on new auto loan XX/XX/XXXX prior to closing with a monthly payment of $226 resulting in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101218	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Borrower income fromXXXXXXXXXX used for qualifying included pandemic premium pay. Employer did not provide evidence that this income is likely to continue.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to waive based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Client restated loan designation to Non QM.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100164	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100128	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (43-Q)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100169	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $21.70 exceeds tolerance of $20.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee,	REVIEWER - CURED COMMENT (2021-12-07): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-12-07): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100130	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $950.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2022-02-14): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-02-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100184	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100541	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXXXX, Borrower: XXXXXXXXXXXXXXXX W-2 (XXXX)
W-2 (2015)
[2] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXXXXXX W-2 (XXXX)
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: HOA Questionnaire not provided
[2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXX, XX HOA Verification
[2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX, XX HOA Verification, Insurance Verification	Missing appraisal. Missing the most recent W2s for the prior year for both borrowers. Missing the most recent W2s from the prior year for both borrowers. Missing the most recent W2s from the prior year for both borrowers. Missing for the subject. Missing for the non-subject REO. Missing for the non-subject REO.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - RE-OPEN COMMENT (2023-03-31): Exception unable to be waived. Valuation required. No PIW in file.
REVIEWER - RE-GRADED COMMENT (2023-03-31): Exception unable to be re-graded. Valuation required. No PIW in file.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 298.23 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2120843)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-257.81  is less than amount of binding Lender Credit previously disclosed in the amount of $-525.00. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $37.50 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower. (7520)	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Missing Colorado CCC First Lien Disclosure
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure was signed on the note date.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: $XXXXX is the correct amount of non-escrowed expenses. There is no HOA and the HO 6 policy is $XXXXX.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The 4/28 closing disclosure is actually a post close closing disclosure. The 4/27 final closing disclosure doc 157 reflects the correct payment as per the note of $XXXXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The 4/28 closing disclosure is actually a post close closing disclosure. The 4/27 final closing disclosure doc 157 reflects the correct payment as per the note of $XXXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Note date isXX/XX/XXXXTheXX/XX/XXXXnitial closing disclosure is in compliance.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender provided a cure in the amount of $2.25, which does not cover this excess.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender provided a cure in the amount of $2.25, which does not cover this excess.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101222	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan is missing Private Mortgage Insurance Certificate.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101244	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	DU required an appraisal with interior and exterior inspection. DU required an appraisal with interior and exterior inspection.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101243	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution:XXXXXXXXXX // Account Type: Mutual Funds / Account Number:XXXXX, Financial Institution:XXXXXXXXXXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXXX
[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] General - Incomplete Document: Closing Disclosure is incomplete	COVID Guidelines require the documentation to be within 60 days of the Note date. The DTI exceeds the AUS due to missing Co-op monthly assessment in the PITIA used for DU approval. DTI exceeds AUS approval. Missing issue date	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX020)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - XXXXX XXXXX Test: The 2090 reflected monthly assessments of $XXXXX, however this was not evident on the CD.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: The final Closing Disclosure does not reflect the Maintenance Dues of $XXXXX/mo, as indicated on the appraisal.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased with a difference of $XXXXX. A cure was provided to Borrower on final CD.	SELLER - GENERAL COMMENT (2023-03-29): Disagree: Received copy of Mortgage Insurance. See attached MI Cert. REVIEWER - GENERAL COMMENT (2023-03-31): Final CD shows no taxes, insurance or MI costs listed in payments or estimated taxes on page 1, or any fees listed in escrowed or note escrowed amounts on page 4. REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101235	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX, XX Statement, Tax Verification	The Verification of Employment datedXX/XX/XXXX is more than 10 days prior to the Note date as required by Guidelines. The Mortgage statement and Tax verification to determine Borrowers payment for their property located atXXXXXXXXXXXX., are missing from the loan file.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial, signed 1003. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The CD datedXX/XX/XXXXas not signed by the Borrowers. The file is missing proof that the CD was received by the Borrowers at least 3 days prior to signing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100516	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX020)
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $198.00 exceeds tolerance of $103.00 plus 10% or $113.30. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2023-03-28): Disagree: The Closing Disclosure estimated by the investor to be provided on XX/XX/XXXX was not provided to the borrower. As the Closing Disclosure was not issued, it should not be used for Compliance testing. See attached document tracking. REVIEWER - GENERAL COMMENT (2023-03-31): SitusAMC received rebuttal that 8-26 CD not issued which does not address this 8-10 CD exception. No other rebuttal comments on CD Issue Date not provided address the 8-10 CD	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100495	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7510)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $320.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Management Company Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100540	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX% due to rental income being less than reflected on AUS.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101220	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial signed and dated 1003 was not provided in the loan file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial signed and dated 1003 was not provided in the loan file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100473	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXX,XXX exceeds AUS loan amount of $XXX,XXX.	Note loan amount of $XXX,XXX exceeds AUS loan amount of $XXX,XXX per AUS XX/XX/XXXX (5:26 pm)	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Earliest disclose dated XX/XX/XXXX afterXX/XX/XXXX application date Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Disclosure not signed and proof of receipt missing Federal Compliance - TRID Interim Closing Disclosure Timing Test: Disclosure not signed and proof of receipt missing Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Disclosure not signed and proof of receipt missing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101252	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] General - Incomplete Document: Closing Disclosure is incomplete [3] General - Missing Document: COVID-19 Attestation not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	DTI increase due to Hazard Insurance of $XXXXX monthly excluded from qualifying. There is a CD issuedXX/XX/XXXXhat is incomplete and appears to be from title to lender. Missing attestation from the lender indicating that it was not disclosed to the borrower (the attestation should be specific to the disclosure and state it was never disclosed to the borrower and in error included in package).	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,552.60 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,190.00 exceeds tolerance of $730.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan Estimate and Closing Disclosure both issued on XX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased onXX/XX/XXXXndXX/XX/XXXXEs., no evidence of CoC or refund evident.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101231	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $2,020.36; Total Cash Out: $2,020.36; Refi Purpose: Limited Cash-out GSE	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																					[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,222.95 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,228.92. (9300)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The prior employment is not verified. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX2. (9300)		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100508	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,752.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX020)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,745.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $360.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - XXXXX XXXXX Testing: Assessments are listed as $XXXXX/mon, or $XXXXX/yr. The Final CD reflects Amount of Estimated Property Costs over Year 1 as $XXXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Revised Closing Disclosure dated XX/XX/XXXX, reflects an APR change, deemed received XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate dated XX/XX/XXXX was provided after the initial Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the Revised Loan Estimate at least 4 business days prior to the note date was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased without a valid change of circumstance. No cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101255	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] General - Missing Document: COVID-19 Attestation not provided [2] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	Provide missing COVID-19 Attestation. Loan aged in warehouse beyond 180 day GSE delivery tolerance - ineligible for sale. RE: Document exception for missing Security Agreement.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,150.00 exceeds tolerance of $1,590.00 plus 10% or $1,749.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the NY state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide evidence of the Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation. Provide evidence the Borrower received the Closing Disclosure dated XX/XX/XXXX at least three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101257	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non-QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.	SELLER - GENERAL COMMENT (2023-03-28): Disagree: The Closing Disclosure estimated by the investor to be provided on XX/XX/XXXX was not provided to the borrower. As the Closing Disclosure was not issued, it should not be used for Compliance testing. See attached document tracking. REVIEWER - GENERAL COMMENT (2023-03-31): SitusAMC received rebuttal thgat 8-10-22 CD not provided to borrower. However, there is no 8-10-22 CD shown and appears comments not related to this transaction.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100472	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.	Deficiency comment noted as follows which is the subject mortgage paid off at closing: A missing an underlying transaction from XX/XX/XXXX- $XXXXX. Settlement agent and fulfillment has been engaged to have the customers resign a corrective. Customers have not been responsive to execute the corrective.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $41.50 exceeds tolerance of $24.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7559)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: File is missing the Rate Lock Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided to the borrower for this 0% Tolerance cure of $XXXXX
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided to the borrower for this 0% Tolerance cure of $XXXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101245	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: Borrower: Evan Lee Blankenship // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX;	AUS indicates an Appraisal is required but was not provided in the loan file. Required Appraisal not provided in the loan file Using the coverage listed on the insurance binder, the coverage shortage is $XXXXX. GSE guides require verification of the existance of self-employed business within 20 days of the Note Date or later.	SELLER - GENERAL COMMENT (2023-03-15): See attached email, showing appraisal waiver was used.
REVIEWER - GENERAL COMMENT (2023-03-15): Most recent AUS states an appraisal is required, exception remains.
REVIEWER - GENERAL COMMENT (2023-03-24): AUS pulled 4.16.21 reflected loan was not eligible for a waiver and required an appraisal.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to restate to non qm Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101215	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Loan is missing two years of recent signed/dated business and personal tax returns.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $497.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was not signed or dated to verify the borrower's received the disclosure at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the rate lock fee was not disclosed. However, it is indicated on the final closing disclosure in the amount of $497.50. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101236	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,438.31 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101247	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	1				1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101208	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing appraisal. Dwelling coverage is 292,100.00 with extended coverage of $58,420.00, shortage is $169,480.00, missing insurer's replacement cost estimate.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan restated to non qm at client request		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101206	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance provided is for coverage amount of $436,302.00 with a shortfall amount of $178,698.00.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: CD is Missing the Escrow amount for the additional Wind Insurance of $XXXXX per month.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
																						Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101213	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The final AUS expires onXXXXXXXXXXX and the loan does not disburse until XXXXXXXXXXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,643.59 exceeds tolerance of $1,176.00 plus 10% or $1,293.60. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure or change of circumstance is documented.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100521	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - Ineligible property type.: 2 Family	Two unit properties are not eligible for second homes.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,031.00 exceeds tolerance of $1,695.00 plus 10% or $1,864.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $718.00 exceeds tolerance of $635.00. Insufficient or no cure was provided to the borrower. (7506)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to restate loan to non qm
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change of circumstance. No cure was provided to the borrower.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101891	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Rate/Term.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Borrower received cash back in excess of $XXXXX. Borrower received cash back in excess of $XXXXX. Hazard insurance coverage amount has a shortage of $XXXXX	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $36.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7548)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $446.94 exceeds tolerance of $445.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2023-03-30): Disagree: Model Form H-9 includes all of the information required by TILA and Regulation Z to advise borrowers of the right to rescind a consumer credit transaction. Model Form H-8 and Modle Form H-9 are substantially similar.
REVIEWER - GENERAL COMMENT (2023-03-30): The H-8 is for a new lender refinance and the H-9 is for a same lender refinance.  Title Commitment does not indicate transaction is a same lender refinance, therefore the H-8 for should have been used.
REVIEWER - GENERAL COMMENT (2023-03-30): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100512	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Appraised Value was locater than value used in approval. The Appraised Value was locater than value used in approval. The Appraised Value was locater than value used in approval. Loan is a 2 Unit Second Home, only 1 Unit Second Homes are allowable. Based on the Insurance Policy received, the coverage amount is insufficient by $XXXXX.	REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception. REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception. REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $965.00 exceeds tolerance of $717.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing proof that the primary appraisal was delivered to the Borrowers at least 3 days prior to closing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing disclosure was not signed and dated by the borrowers. The file is missing proof that the CD was provided to the borrowers at least 3 business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Closing disclosure was not signed and dated by the borrowers and Page 5 calculations were not completed. . The file is missing proof that the CD was provided to the borrowers at least 3 business days prior to closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Appraisal fee increased from $XXXXX to $XXXXX without a Valid Change of Circumstance or evidence of cure provided to the Borrowers.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101890	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: There is no issue date on the actual CD 0XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Escrow Account section (pg 4) indicates loan will have an escrow account and “Non-Escrowed Property Costs over Year 1” does not match the annual sum of the actual monthly non-escrowed costs.	SELLER - GENERAL COMMENT (2023-03-28): Disagree : Closing Disclosure dated XX/XX/XXXX was not disclosed to the costumer REVIEWER - GENERAL COMMENT (2023-03-30): SitusAMC received rebuttal stating 5-25-21 CD prelim and not issued to borrower. However, this exception relates to the 4-1-21 CD.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101240	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXX,XXX exceeds AUS loan amount of $XXX,XXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX. [2] Application / Processing - Missing Document: Tax Certificate not provided	Exception cited due to Loan amount on note does not match the AUS.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,245.00 exceeds tolerance of $305.00 plus 10% or $335.50. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to non qom
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The revised Loan Estimate was received on or after the Closing Disclosure.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100479	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXXXXXXXXX Occupancy: Second Home; Declarations/Will borrower occupy: Yes	Final 1003 states the borrower intends to occupy the subject as their primary residence.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,020.00 exceeds tolerance of $606.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated to NonQM
Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
Federal Compliance - Missing Initial Loan Application Test: Missing initial loan application and date.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial loan application and date.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate lock
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100492	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] General - Incomplete Document: Closing Disclosure is incomplete	The calculated dti exceeds XX%. The closing disclosure is missing the Product type on page 1 and is missing the loan calculations on page 5.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Moderate Credit and Compliance DTI exceptions we can waive and downgrade REVIEWER - WAIVED COMMENT (2023-03-22): Moderate Credit and Compliance DTI exceptions we can waive and downgrade REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $960.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The dti exceeds 43%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing disclosure datedXX/XX/XXXX was not signed by the borrower and the file is missing proof that the Borrower received the Closing Disclosure at least 3 business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Closing Disclosure is missing the product type on page one and missing the loan calculations on page 5. The Closing Disclosure was not signed by the Borrower and the file is missing proof that the Borrower received the Closing Disclosure at least 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee increased from $XXXXX to $XXXXX without a Valid Change of Circumstance or evidence of cure provided to Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan discount point increased from $XXXXX to $XXXXX without a Valid Change of Circumstance or evidence of cure provided to Borrower.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100502	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXXXX/12100014)
																					[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Total Non-escrowed Property Costs over Year 1 as $XXXXXX on page 4; however the hazard insurance ($XXXX) total are $XXXXXX per year.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100490	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] General - Missing Document: COVID-19 Attestation not provided [2] Application / Processing - Missing Document: Tax Certificate not provided [2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXX, XX, Address: XXXXXXXXXXXXX, XX Insurance Verification, Statement, Tax Verification Insurance Verification, Tax Verification	Insurance Verification, Mortgage Statement and Tax Verification missing from loan file	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and DatedRate Lock Disclosure
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: File is Missing the Initial Signed and Dated 1003
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance Cure of $XXXXX.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101223	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (43-Q)	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,021.00 exceeds tolerance of $864.00 plus 10% or $950.40. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,589.50 exceeds tolerance of $1,044.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $235.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees increased without a valid change. Insufficient cure was provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased without a valid change. Insufficient cure was provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title Search Fee increased without a valid change. Insufficient cure was provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Closing Protection Letter Fee increased without a valid change. Insufficient cure was provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101889	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,570.00 exceeds tolerance of $520.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,115.00 exceeds tolerance of $288.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $288.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101249	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or $2000.: Cash to Borrower: $XXXXX; Total Cash Out: $XXXXX; Refi Purpose: Limited Cash-out GSE	Verification of a Hazard Insurance Policy is missing from the file.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client ahs restated to non qm Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least three business days prior to closing. InitiXX/XX/XXXX021, Closing XX/XX/XXXX.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100500	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXX, XX Insurance Verification, Tax Verification	Appraisal update 1004D is required after 120 days and before 12 months from the note date. The payoff for WFHE ***1998 $0.10 is missing from the file, item #16 requires resubmission of the AUS due to omitted debt, and an appraisal update 1004D is required due to the appraisal being more then 120 days from the note date.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,327.65 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $82.00 exceeds tolerance of $72.00 plus 10% or $79.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: A signed and dated initial loan application is missing in the file.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The monthly property costs $XXXX x 12 months = $XXXXX, however the Estimated Property Costs over Year 1 of $XXXXXX.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $10.00 due to increase of Recording fee. No valid COC provided, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to XX%. The representative FICO score is aboveXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101214	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX W-2 (2020) [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: Tax Certificate not provided	AUS requires a W-2 for the most recent tax year. Loan closed XXXXXXXXXXX and a W-2 forXXXX was not provided. Hazard Insurance policy is insufficient by $47,500.00.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,653.10 exceeds tolerance of $1,601.00 plus 10% or $1,761.10.  Insufficient or no cure was provided to the borrower. (0)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,668.75 exceeds tolerance of $574.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased without a valid change of circumstance. No cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to XX%. The qualifying DTI on the loan is less than or equal toXX%. The representative FICO score is aboveXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101251	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client has elected to waive to Non qm		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is less than or equal toXX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101224	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to XX%. The representative FICO score is aboveXXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100520	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Appraisal Adjustments - Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided	Appraiser has provided commentary on Site value page of appraisal. File is missing final AUS; XXXXXXXXXXXXXXX AUS showing agency approved was used for review	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,978.80 exceeds tolerance of $90.00 plus 10% or $99.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to the initial signed and dated 1003 is missing from the file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Title Company fees were only disclosed on the CD increasing the fees to $XXXXX without a Valid change of circumstance, an insufficient cure of $XXXXX is reflected.	REVIEWER - GENERAL COMMENT (2023-03-28): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal toXX%. The qualifying DTI on the loan is less than or equal toXX%. The representative FICO score is aboveXXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Rate/Term. [2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXHOA Verification, Insurance Verification, Tax Verification	Refi purpose reflects Rate/Term and cash out greater than the lesser of XXXXX% of the loan amount or $XXXXX. HELOC Agreement missing from the loan file.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to XX%. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100511	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Guideline Issue - DU/DO or LP/LPA Rating/Result is ineligible for a Second Home or Investment Property on GSE loans.: Rating/Result: ApproveIneligible	Loan is a 2 Unit Secondary Home Subject is a 2 Unit Secondary Property	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,427.38 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,160.00 exceeds tolerance of $880.00 plus 10% or $968.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $590.00 exceeds tolerance of $485.00. Insufficient or no cure was provided to the borrower. (7506)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Annual disclosed property costs Year 1, on the closing disclosure page 4 are $XXXX. Verified property costs Year 1 costs are $XXXX
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure provided.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure provided.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101232	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,276.72 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $22.50 exceeds tolerance of $19.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $127.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Amount of Estimated Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR and was not received by borrower at least three business days prior to consummation
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101258	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (43-Q)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,766.65 exceeds tolerance of $2,345.00 plus 10% or $2,579.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing, as required. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,766.65 exceeds tolerance of $2,345.00 plus 10% or $2,579.50. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100506	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of is less than AUS Available for Closing of $XXXXX. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $0.00 is less than AUS qualifying asset balance of $XXXXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	The file is missing the required bank statements to verify the assets. The bank statements were not provided. The file is missing the required bank statements to verify the assets.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-09): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Post-CloXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Amount Financed. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the APR. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Finance Charge. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2122632)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Total of Payments. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock was not provided.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The final closing disclosure, dated XX-XX-XXXX indicates an initial escrow deposit of $XXXX, while the disclosure indicates $1,960.54.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: The closing disclosure datedXX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure APR: The closing disclosure datedXX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The closing disclosure dated XX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The closing disclosure dated XX-XX-XXXXXs an incomplete closing disclosure and is missing most information. Unknown if there is a variance due to Closing Disclosures being incomplete and variance, unable to be determined.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: The closing disclosure datedXX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The closing disclosure datedXX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The closing disclosure dated XX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The closing disclosure datedXX-XX-XXXXXs an incomplete closing disclosure and is missing most information.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure on XX-XX-XXXX did not indicate the APR.  This is an incomplete closing disclosure.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The closing disclosure datedXX-XX-XXXX was issued prior to the last loan estimate datedXX-XX-XXXX.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101203	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] General - Missing Document: Account Statements - Personal not provided	Asset documentation not in file and required in AUS. Asset documentation within 60 days of the note per COVID 19 guidelines is missing from file.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors. REVIEWER - GENERAL COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $131.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased without a valid change of circumstance. Cure was not provided at closing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100507	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not shown on the CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not shown on the CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not shown on the CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not shown on the CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101221	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXX // Account Type: Checking / Account Number: XXXXNote Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Provide copy of the appraisal used to qualify, per the AUS.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,676.25 may be required.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Provide evidence that borrower was provided with the right to receive a copy of the Appraisal Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure in file is dated XX/XX/XXXX which is the date of closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Provide all Loan Estimates in order to determine baseline for tolerance testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101211	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to re state to non qm
Federal Compliance - (Missing Data) Last Rate Set Date: The Loan Estimate dated 3/31 indicates the loan was locked.  The Rate Lock in file with the earliest date indicates 4/2.  Unable to determine the date the loan was locked with the documentation in file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and a Affiliated Business Arrangement Disclosure was not found.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A Valid Change of Circumstance was not found for the increase in the 10% fees. This total is $XXXXX which consists of Section B title fees in the amount of $XXXXX + $XXXXX recording fee., The baseline for these fees was $XXXXX. This requires a tolerance cure in the amount of $XXXXX.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101242	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	The Appraisal is not in the file. Hazard Policy coverage shows a shortfall of $XXXXX. Covid requirements were not met.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $442.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $442.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100509	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Loan qualified using asset depletion however due to the COVID guidelines non liquid assets can only be used at 70% availability. This lowered the borrowers income and increased the DTI.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $285.00 exceeds tolerance of $205.00 plus 10% or $225.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan qualified using asset depletion however due to the COVID guidelines non liquid assets can only be used at 70% availability. This lowered the borrowers income and increased the DTI.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100474	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXXXXXXXXXXX, XX Tax Verification Tax Verification	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missng the Signed and Dated Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $36,964.87. Due Diligence Finance Charges are $37,064.88. There is a variance of $-100.01.
																						Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101216	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	Missing AUS and its applicable pages.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,212.00 exceeds tolerance of $768.00 plus 10% or $844.80. Insufficient or no cure was provided to the borrower.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101238	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure was not provided to the Borrower at least three business days prior to closing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101202	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Missing Document: COVID-19 Attestation not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification	Provide missing COVID-19 Attestation. Provide missing Hazard Insurance Policy. Provide missing Insurance and Tax Verification onXXXXXXXXXXXXXXXXXXX VA.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (8304)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide fully executed and complete Affiliated Business Arrangement Disclosure provided to the borrower within three business days of Loan Application.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee disclosed as $XXXXX on LE dated XX/XX/XXXX, but disclosed as $XXXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101237	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of  exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of  exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of  exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Loan File - Missing Document: Hazard Insurance Policy not provided	No appraisal is provided. The LTV cannot be calculated. No appraisal is provided. The LTV cannot be calculated. No appraisal is provided. The LTV cannot be calculated. An appraisal is required but not provided.	SELLER - GENERAL COMMENT (2023-03-15): See attached loan notes, showing appraisal waiver was used.
REVIEWER - GENERAL COMMENT (2023-03-15): The most recent AUS datedXX/XX/XXXXsame date as disbursement date, states loan is not eligible for use of an appraisal waiver, exception remains.
REVIEWER - GENERAL COMMENT (2023-03-24): The most recent AUS datedXX/XX/XXXXsame date as disbursement date, states loan is not eligible for use of an appraisal waiver, exception remains.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no change of circumstance or cure provided.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score is above 680.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101205	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,231.88 exceeds tolerance of $995.00 plus 10% or $1,094.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $920.00 exceeds tolerance of $545.00. Insufficient or no cure was provided to the borrower. (7506)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,231.88 exceeds tolerance of $995.00 plus 10% or $1,094.50. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $920.00 exceeds tolerance of $545.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101219	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	2	[2] General - Missing Document: COVID-19 Attestation not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - RE-GRADED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1 Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus 10% or $XXXXX. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101227	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of PUD does not match AUS property type of Single Family Detached. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	An appraisal waiver was approved on loan where there is a discrepancy between property type in AUS stating site built property and data in file showing property is a PUD.	REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	3	[3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Drive By / Valuation Report Date: XX/XX/XXXX	The post close valuation indicated the subject property is vacant. Unable to determine occupancy at time of origination due to the property waiver used at closing.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus 10% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD 3 days prior to closing is not in file.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees increased without a valid change of circumstance. Cure was not provided.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101250	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing hazard insurance policy to ascertain the coverage amount. Missing hazard insurance policy.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. State Compliance - New York Late Charge Percent Testing: Note lists the late charge as 5%.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101254	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording fee increased onXX/XX/XXXXD with no verified change or refund evident.	REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101209	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Limited Cash-out GSE. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Transaction is a cash out refinance. Cash to borrower exceeds 1% or $2,000 which is the FNMA limit. The mortgage being paid off at closing was listed as omitted. This account will be paid at closing, it must be marked paid by closing (not omitted) and the loan casefile must be resubmitted to DU. The mortgage was paid at closing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Miscellaneous Compliance - Alternate source used for application date: Lender provided alternative source document for initial application date.	REVIEWER - CURED COMMENT (2023-02-24): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100327	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. (9300)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $869.33 exceeds tolerance of $121.00 plus 10% or $133.10. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD was issued with missing data.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The CD reflects finance charge of $XXXXX, calculated finance charge is $XXXXX, variance of $XXXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD 3 days prior to closing is not in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of receipt of CD 3 days prior to closing is not in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credits decreased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees increased without a valid change of circumstance. Cure was not provided at closing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101253	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Loan File - Missing Document: Hazard Insurance Policy not provided	The borrowers signed the note as trustees of a trust and the certificate of trust on file is dated post closing	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101234	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Application / Processing - 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXXX [2] Income Documentation - Income documentation requirements not met. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	No information regarding the the co-signed or guarantor debt on file. Please provide the co-signed or guarantor, add to the liabilities and re-run the AUS. The 1040 personal income tax returns and 1120S business tax returns are not signed and dated as required. Hazard insurance for the subject property is not in the file.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2024-02-19): waived REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated designation. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial signed and dated 1003 loan application is not in the file. State Compliance - New York Late Charge Percent Testing: There is a XX% charge for overdue payments listed on the note.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100519	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (75174)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure was not provided to the borrowers within a reasonable time prior to closing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX missing borrowers signature and dates.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Final Closing Disclosure Recording Fee amount of $XXXXX exceeds Loan Estimate amount of $XXXXX. There is a variance of $XXXXX . Insufficient or no cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final Closing Disclosure Survey fee amount of $XXXXX was added. There is a variance of $XXXXX . Insufficient or no cure was provided to the borrower.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100486	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Mays,William Infinite Third, Inc./S-Corp)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
																					[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Self-Employed Tax Return Recency - QM: Missing the signed and dated 2020 1120S business tax returns. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date not provided. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date not provided. Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100423	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Manufactured Housing does not match AUS property type of Single Family Detached.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
[2] Income Documentation - Income documentation requirements not met.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Missing Document: Account Statements - Personal not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The bank statements or verification of deposits were not provided as required on the AUS.
The bank statements or verification of deposits were not provided to verify the assets indicated on the final 1003 and AUS.
Subject is a manufactured home and AUS reflects SFR.
The bank statements or verification of deposits were not provided as required on the AUS.
The bank statements or verification of deposits were not provided to verify the assets indicated on the final 1003 and AUS.
The verification of employment was completed on XX-XX-XXXX, after the closing date of XX-XX-XXXX and not no more than 10 business days prior to the note date of XX-XX-XXXX.
Date issued not provided.  Information missing off of pages 1 and 5.
Missing all assest shown on AUS/DU findings totaling $XXXXX.
VVOE in file is dated XX/XX/XXXX and Note date XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,375.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial loan application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure was not signed or dated to verify if the borrower received the disclosure at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the appraisal fee disclosed on the loan estimate at $695, however, it is indicated on the final closing disclosure in the amount of $2,375. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100498	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX, Address: XXXX Insurance Verification, Tax Verification Insurance Verification Insurance Verification Insurance Verification	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 6,247.95 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial loan application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Policy provided reflecting documentation acceptable.
Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Loan is Missing the Signed and Dated Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	REVIEWER - GENERAL COMMENT (2023-03-23): Seller's response: 1. Per policy, tax returns with Preparer Tax Identification Number (PTIN) acceptable for Underwriting. XXXX personal returns and 1065/K1 in file, attached. 2. Signed efile page in file for 1065, attached	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100321	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100283	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance certificate is missing. Also First Time Homebuyer Education certificate is also missing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7506)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of  $0 is less than amount of binding Lender Credit previously disclosed in the amount of $-364. No cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from baseline of $0 to $363.75 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $565 was provided for appraisal fee increased, however, the cure is insufficient.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100299	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Hazard coverage insufficienct; provide a replacement cost estimator for no more than $XXXXX. Missing mortgage insurance certificate.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial loan application date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not have a date issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Doc 85/87 issued XX/XX which is 3 days before closing date of XX/XX, however there is no proof of delivery such as an electronic signature.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing disclosure of XX/XX/XXXXoes not have an issue date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100448	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	The Uniform Residential Appraisal Report (1004) dated XX/XX/XXXX indicates the property type of the subject as PUD Detached. The Drive-By BPO dated XX/XX/XXXX reflects the property type as Single Family Residence.	SELLER - GENERAL COMMENT (2023-05-17): The subject is reported to be a SFR. This property type is supported by Tracker 4 REVIEWER - GENERAL COMMENT (2023-05-17): The appraisal reflects a PUD with HOA dues, the BPO does not list this.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2124012)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2124011)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2124012)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75203)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,059.41 exceeds tolerance of $356.00. Insufficient or no cure was provided to the borrower. (7200)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial loan application date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: Missing Mortgage Insurance Certificate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100467	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.		SELLER - GENERAL COMMENT (2023-04-12): Disagree: Per Wells Fargo system notes Reg B timer was started on XX/XX/XXXX, indicating that as the Rate Lock date. Please see the attached system of records REVIEWER - GENERAL COMMENT (2023-04-13): Remains-Please provide rate lock agreement dated XX/XX/XXXXr additional documentation that states the rate was locked on 11/11/21.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101248	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Trailing Exterior-Only Inspection Residential Appraisal Report Form 2055 dated XX/XX/XXXX indicates the subject property type as a PUD. The trailing BPO dated XX/XX/XXXX reflects the property type as Single Family Detached.	SELLER - GENERAL COMMENT (2023-05-17): The subject is reported to be a SFR. This property type is the same property type provided in Tracker 5 REVIEWER - GENERAL COMMENT (2023-05-17): The 2055 appraisal states the property is a PUD, the BPO does not reflect HOA - No.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Calculated Non-Escrowed Property Costs over Year 1 are $XXX Disclosed Non-Escrowed Property Costs over Year 1 on CD are $XXX.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100469	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXXX is less than AUS Available for Closing of  $XXXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
[2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXX, XX, Address: XXXX HOA Verification, Statement
Insurance Verification, Tax Verification	Bank statements are missing to verify all the assets used by the AUS approval. Bank statements are missing to verify all the assets used by the AUS approval. Bank statements are missing to verify all the assets used by the AUS approval. Bank statements are missing to verify all the assets used by the AUS approval.	REVIEWER - WAIVED COMMENT (2023-03-13): Lender Exception with Comp Factors provided for regrade and waive.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent Fee increased from baseline of $XXXXX to $XXXXX with no valid COC or cure provided.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100294	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101217	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Insurance binder not provided in file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Escrow account disclosure not provided in file.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101207	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
[2] General - Missing Document: COVID-19 Attestation not provided	Asset documentation requirement not met due to missing 1 month complete Bank Statement fromXXXXXXXX Account ending XXX andXXXXXXXXXXXX Checking Account endingXXXX.
Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXXX. Provide missing 1 month Bank Statements from XXXXXXXXX account ending in XXXX and XXXXXXXXXXXXXX Checking account ending in XXX.
Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX. Provide missing 1 month Bank Statements from XXXXXXXXXX. Savings account ending in XXXX and XXXXXXXXXXXXXXX Checking account ending in XXXX.
Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX. Provide missing 1 month Bank Statements from XXXXXXXXXXXX Savings account ending inXXXX and XXXXXXXXXX Checking account ending in XXXX.
														Provide missing COVID-19 Attestation.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Rate Set and Initial Lock Date. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide missing fully executed Affiliated Business Arrangement Disclosure.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100481	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Not completed Page 4 of the closing disclosure provided on XX/XX/XXXX not completed. Prior employment not verified within 10 days prior to the Note date.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100306	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loss Mitigation Document Check - Missing Document: Missing extension or deferment agreement. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing information on page 5. Deficiency noted with the following comment: Forbearance requirements not met. XXXXXXXXXXXX HELOC statement ending XXXX shows deferred interest of $XXXXX for the property located at XXXXXXXXXXXXXXXXTN. Missing verification of the most recent three months.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated Safe Harbor QM, not higher priced.	SELLER - GENERAL COMMENT (2023-03-28): Disagree: CD#003 was eDelivered on XX/XX/XXXXCD#003 was opened and acknowledged by borrowers on XX/XX/XXXX. CD#010 was eDelivered on XX/XX/XXXX. CD#010 was opened and acknowledged by borrowers on XX/XX/XXXX. APR on CD#003 disclosed XX%. APR on CD#010 disclosed XX%. APR on Consummation CD XX%. APR decreased and does not require additional 3 business days before consummation. See attached document tracking.
																							REVIEWER - GENERAL COMMENT (2023-03-31): SitusAMC received rebuttal on CD timing. However, the issue relates to the 4-20 initial CD which is missing page 5 Loan Calculations and thus the 4-29 CD increases to XX% APR causing the timing issue. No proof of earlier receipt of 4-29 to allow the 3 business day waiting period.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100304	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $640.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing Initial Signed and dated Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The CD reflects finance charge of $XXXXX, calculated finance charge is $XXXXX, a variance of $XXXXX
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No COC was provided to the borrower for the 0% Tolerance Cure of $XXXXX.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100515	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	AUS rental loss was listed as $XXXXX however the note and statement for XXXXX support significantly higher expenses with no evidence of rental income to offset.	SELLER - GENERAL COMMENT (2023-02-17): Agree, However, if full PITI from XXXXXXXXXXXXXXr property is included, DTI is at XX% and DU would still give approval. NOte: LTV at XX%; ficoXXX; rate and term; 10 year fixed
REVIEWER - GENERAL COMMENT (2023-02-20): Seller agreed with exception, nothing provided to resolve such as updated AUS.
REVIEWER - GENERAL COMMENT (2023-02-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-02-22): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated LD to Non-QM Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Final Closing Disclosure provided on XX/XX/XXXX Estimated Property Costs over Year is inaccurate.	REVIEWER - WAIVED COMMENT (2023-02-22): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-02-17): Please advise if a clerical PC CD will clear this condition?
REVIEWER - GENERAL COMMENT (2023-02-20): SitusAMC: On Final CD dated XX/XX/XXXX total Property costs year - 1 reflected as $XXXXX. However, Loan file indicates Costs of $XXXX. The itemized costs ($XXXX HOI/$XXXX Tax) total $XX/ month.  Please reference or provide documentation if using an updated amount. Please provide corrected CD and LOE to Cure.
SELLER - GENERAL COMMENT (2023-02-21): LOE and CD attached
																							REVIEWER - GENERAL COMMENT (2023-02-22): SitusAMC received Post CD with Total property cost over year 1 $XXXX.However, the loan file indicates costs of $XXXX.The itemized costs ($XXXmo County ; HOI $XX/mo ; HOA $XX/mo) Please provide supporting document if using an update amount or provide Post CD along with LOE to cure the exception.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100494	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100132	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Tolerance cure provided Post Closing on 10-20-2021.	REVIEWER - CURED COMMENT (2023-02-20): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Verified stated defect. Missing Appraisal. 2055 has been provided and applied.		1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates an Endorsement Fee of $XXXXX was added and the Title Insurance Fee was increased to $XXXXX with no Valid COC or Cure provided.	SELLER - GENERAL COMMENT (2023-02-21): Final CD issued a cure at closing for XXXXX which included the cure for all increases over the XXXXX% limit REVIEWER - GENERAL COMMENT (2023-02-22): Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Total required is for $XXXXX. Cure is provided for $XXXXX at closing. We still require the remaining cure for the amount of $XXXXX. Cure consists of Corrected CD, LOE to borrower, and copy of refund check.				-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. The AUS indicates the subject was qualified with a 180 month term. The Note and 1008 indicates the loan closed with a 120 month term resulting in the elevated DTI ratios.	SELLER - GENERAL COMMENT (2023-02-23): Is a stated defect REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Restated LD to Non-QM	REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-02-22): Per our compliance checklist they do not apply to this transaction
REVIEWER - GENERAL COMMENT (2023-02-23): Please provide additional background as to the rebuttal and why it does not apply so this issue can be taken to our Compliance team for further review.  Thank you.  Finding remains open.
SELLER - GENERAL COMMENT (2023-02-24): This is not required per All Regs
																							REVIEWER - GENERAL COMMENT (2023-02-24): The document is required per regulatory compliance, not All regs. EV2 exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100513	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXXXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75195)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Pick Up Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75205)	Federal Compliance - TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.: Reopening of rescission and proof of delivery required as NORTC was not provided for finance charge exception cure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges understated by $195.  It appears title - closing coordination fee was not included as a finance charge by lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title-Closing Coordinator Fee was added on XX/XX/XXXX CD with no COC or sufficient cure evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Payment Fee was added on XX/XX/XXXXD with no valid COC and insufficient cure for all violations.	SELLER - GENERAL COMMENT (2023-02-27): PCCD , LOE , Copy of check, TR# attached was uploaded to the other cure condition. Please confirm the only additional item would be notifying the borrower that rescission would be reopened and confirmation of delivery of that LOX?
REVIEWER - GENERAL COMMENT (2023-02-27): Confirmed - Need new RTC, proof of delivery and LOX.  Once new RTC is up, exception can be cured.
SELLER - GENERAL COMMENT (2023-02-27): Do you need the new RTC signed? OR can we send an updated one with LOX
REVIEWER - GENERAL COMMENT (2023-02-27): It would be preferred to be signed but not required.  We will require the new RTC copy, proof of delivery and LOX to cure.
SELLER - GENERAL COMMENT (2023-02-27): So you would like a RTC dated today with rescission up at midnight of 2/2?
REVIEWER - GENERAL COMMENT (2023-02-27): Date of new RTC should be when the borrower is expected to receive the document and expiration should be 3 days after that date.
SELLER - GENERAL COMMENT (2023-02-28): Please see the attached RTC, LOX and Tracking
SELLER - GENERAL COMMENT (2023-02-28): Documents RTC, LOX, Tracking
REVIEWER - GENERAL COMMENT (2023-02-28): Please resubmit once RTC has expired to cure.
SELLER - GENERAL COMMENT (2023-03-06): Please see RTC, Tracking and LOX
REVIEWER - CURED COMMENT (2023-03-07): Received, new rtc, LOE and proof of delivery.
SELLER - GENERAL COMMENT (2023-02-23): $195 closing coordination fee was not disclosed in the APR and needs to be cured
SELLER - GENERAL COMMENT (2023-02-23): PCCD , LOE , Copy of check, TR# attached
REVIEWER - CURED COMMENT (2023-02-24): SitusAMC received LOE, copy of refund check, corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.
SELLER - GENERAL COMMENT (2023-02-23): Agree - cure in the amount of $195.00 for undisclosed closing coordination fee. There is not title processing fee listed
SELLER - GENERAL COMMENT (2023-02-23): PCCD, LOE, copy of the check, TR#  attached
REVIEWER - CURED COMMENT (2023-02-23): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.
SELLER - GENERAL COMMENT (2023-02-23): Cure in the amount of $30.00 includes the $25.00 tax payment fee
SELLER - GENERAL COMMENT (2023-02-23): PCCD, LOE, copy of check, TR# attached
																							REVIEWER - CURED COMMENT (2023-02-23): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100131	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal is in the name of XXXXXXXXXXXXXXXXX. File does not contain an appraisal transfer letter.		2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 27,740.40 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Verified disclosed defect: Verified annual costs in file are $XXXXX for taxes, $XXXX for HOI and $XXXXfor HOA dues for total of XXXXXX annually.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101204	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. Undisclosed debt with JMPCB auto loan for $XXXXX increased DTI.	REVIEWER - WAIVED COMMENT (2023-03-21): Lender waived with verified compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Borrower signature and date missing on Affiliated Business Arrangement.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to borrower within three business days of closing/
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased on XX/XX/XXXXE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXXE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on XX/XX/XXXX Closing Disclosure without a valid cure.	REVIEWER - WAIVED COMMENT (2023-03-21): Lender waived with verified compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100484	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXXX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Borrower not employed at the time of closing.	SELLER - GENERAL COMMENT (2023-03-20): WVOE
REVIEWER - GENERAL COMMENT (2023-03-22): Bid tape indicates the borrower was no longer employed as ofXX/XX/XXXX unable to find any documentation in file to support this; however, all of the income info in file ends at XX/XX/XXXX The last paystub in file is XX/XX/XXXXnd the written VOE in file is a little unusual as it is datedXX/XX/XXXXbut the information on it only goes thru XX/XX/XXXXnd some of the fields that would normally be completed for someone still working are filled with “n/a”.  Paystub indicates bi-weekly pay so WVOE datedXX/XX/XXXXhould have included at least one XXXX pay period, yet no XXXX info was provided.  Based on bid tape disclosed defect, finding remains open.
SELLER - GENERAL COMMENT (2023-03-24): This is a known defect, please review with Citi.
															REVIEWER - GENERAL COMMENT (2023-03-27): Yes - this is the known defect - nothing further required of the Lender.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101226	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect, The post close credit report indicates the Borrower opened an Installment loan a few months prior to the subject resulting in the elevated DTI ratio. The origination credit report includes inquiries from the same lender, which is a Red Flag for the possibility of undisclosed new debts.	REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was restated as Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: The Affiliate Business Disclosure is not signed.	SELLER - GENERAL COMMENT (2023-03-20): please see attached calc worksheet REVIEWER - GENERAL COMMENT (2023-03-22): This finding is related to the DTI issue which is the known defect - nothing new provided relative to the issue - finding remains open. REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100404	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided [2] Miscellaneous - Credit Exception:	Insurance coverage is insufficient by $XXXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Loan Underwriting and Transmittal Summary is missing page 2 with Underwriter Comments.
Verified disclosed defect:XXXXXXXXXX reported additional monthly debt that was not disclosed in the loan documentation. Loan file documentation does not reflect any additional debt beyond that used to qualify. Most recent credit report dated XX/XX/XXXX shows the total monthly debt as $XXXXX of which $XXXXX was paid-off at closing leaving qualifying monthly debt of $XXXXX which was used at origination. No additional credit documentation provided in the file.	REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment: Letter from insurance company (page 196) confirms hazard policy in file covers loss due to flood.

No additional details available.  Passing along what was provided to us at purchase.
REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment:
1008s on page 48, 472 and 725

No additional details available.  Passing along what was provided to us at purchase.
REVIEWER - GENERAL COMMENT (2023-06-06): All 1008's in file are only 1 page and do not have page 2 with UW comments reflected.  Exception remains.
REVIEWER - WAIVED COMMENT (2023-06-02): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXXXX on Loan Estimate but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file. Provide a post-close Closing Disclosure reflecting the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101239	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Application / Processing - GSA results indicate loan originator excluded from eligibility.	Verified stated defect - No party associated with the subject loan transaction may be on Freddie Mac's Exclusionary List. The subject loan was sold to Freddie Mac on XXXXXXXXXX. The Loan Officer, XXXXXXXXXXXXXXXXXX XXontributed to the origination of the subject loan. This individual was placed on the Freddie Mac's Exclusionary List effective XXXXXXXXXXXXXXXX.	REVIEWER - WAIVED COMMENT (2023-07-23): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Discrepancy in Square Feet is more than 10% between Primary Appraisal and BPO. Primary 2359 & BPO 1956	SELLER - GENERAL COMMENT (2023-06-30): 6/30 AMB: Please note that the difference between the two is that the appraisal is citing the Gross Building Area whereas the secondary valuation is citing the Living Area. Additionally, the appraisal is going to be more accurate than the secondary valuation since it was completed by an appraiser who went to the property. There is no concern with the difference in square feet since the appraisal was used as the primary valuation, and the secondary valuation was only provided to support the value of the appraisal.
REVIEWER - GENERAL COMMENT (2023-07-03): Please provide updated BPO. Exception remains.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXXXX (an overage of $XXXXX or .XXXXX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100488	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.	Verified stated defect. Approval value of $XXX,XXX was not supported by 1004 datedXX/XX/XXXX value of $XXX,XXX. ADDEDX.XX.XX BPO value was $XXX,XXX.	REVIEWER - WAIVED COMMENT (2023-07-23): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101120	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified stated defect. Complete condominium eligibility documentation including budget, appraisal pictures reflect scaffolding around building.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101859	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101688	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: Borrower: XXXXXXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX;	Verified stated defect, 2 of 3 comparable sales exceed standard distance guidelines. Insurance coverage is insufficient by $XXXXX based on 80% of Estimated Replacement Cost value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.XX/XX/XXXXelf-employment verification is not within 20 days ofXX/XX/XXXXote.	REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-08-21): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101992	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to non-qm.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100139	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100133	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - Missing Document: AUS not provided	Need AUS prior to closing to compare AUS dated post Note date.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence a copy of the appraisal was provided to the borrower was not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $XXXXX on LE but disclosed as  $XXXXX on Final Closing Disclosure.  File does not contain a valid change of circumstance or cure for this fee.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $XXXXX on LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid change of circumstance or cure for this fee.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100140	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX XX, Address:XXXXXX Insurance Verification, Statement Insurance Verification, Statement	Missing Evidence of the PITI payments for REO properties XXXXX Evidence of the PITI payments is missing.	SELLER - GENERAL COMMENT (2023-10-14): Agree Address: XXXXXXXXXXXXXXXXXX XX, Address: XXXXXXXXXXXXXXXX, XX Missing Insurance Verification, Mortgage and tax Statement
SELLER - GENERAL COMMENT (2023-10-15): Document located
REVIEWER - GENERAL COMMENT (2023-10-20):X XXXXXXXXXXXXXXXXXX XX, Address:XX XXXXXXXXXXXXXXXXXX XX- Mortgage statement and Insurance document is still missing, required to complete the review.
SELLER - GENERAL COMMENT (2023-10-14): Agree Address: XXXXXXXXXXXXXXXXXX XX, Address: XX XXXXXXXXXXXXXXXXXX XX Missing Insurance Verification, Mortgage and tax Statement
SELLER - GENERAL COMMENT (2023-10-15): Document located
															REVIEWER - GENERAL COMMENT (2023-10-20): XXXXXXXXXXXXXXXXXX XX, Address:XXX XXXXXXXXXXXXXXXXXX XX- Mortgage statement and Insurance document is still missing, required to complete the review.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX and missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100134	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100126	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income documentation requirements not met.	A dated P&L Statement as required by FNMA for COVID19 requirements is missing.	SELLER - GENERAL COMMENT (2023-10-13): Client and seller vetted out the YTD P&L signature per FNMA, exception cleared. Please check With Management. SELLER - GENERAL COMMENT (2023-10-14): This is still showing open please clear based off - Client and seller vetted out the YTD P&L signature per FNMA. Prior related exception was cleared onXX/XX/XXXX REVIEWER - GENERAL COMMENT (2023-10-19): Client and Seller vetted out the YTD P&L signature per FNMA REVIEWER - GENERAL COMMENT (2023-10-20): Client and Seller vetted out the YTD P&L signature per FNMA.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXXexceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal report dated XX/XX/XXXX, valuation provided to applicant is prior to the date when valuation was performed. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100150	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXXOccupancy: Investment; Declarations/Will borrower occupy: Yes Occupancy: Investment; Declarations/Will borrower occupy: Yes [3] Income Documentation - REO Documents are missing.: Address:XXXX HOA Verification, Insurance Verification, Statement	The file is missing the Mortgage Statement, Insurance Verification and HOA Verification to verify the monthly PITI expenses used to qualify for Forest Ridge Dr.
Final 1003 section 5a indicates subject is to be a primary residence while 3a and 4a indicate it is investment. Final 1003  shows the borrowers currently at XXXXXXXXXXXXXXXfor two months and the same address is noted in the REO section as being retained as a second home with a REO on XXXXXXXXXXXXXXXXXXXX as the primary residence. Further, it is noted there was a previous address noted as a place of residency onXXXXXXXXXXXthat is indicated as owned and is not listed on the REO section of the application.  An executed updated 1003 correcting the issues is required.
The file is missing the Mortgage Statement, Insurance Verification and HOA Verification to verify the monthly PITI expenses used to qualify.	SELLER - GENERAL COMMENT (2023-10-09): Agree - Reviewed all loan bundle, bank statements, tax documents. No HOI, HOA, mtg stmt or tax document for property on Forest Ridge found. Escalated (NM)
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide Mortgage statement, insurance verification and HOA verification to verify monthly PITIA for the property XXXXXXXXXXX. Exception remains.
SELLER - GENERAL COMMENT (2023-10-30): Per the attached, these borrowers no longer ownXXXXXXXXXXXXXXXXXXXXXX.
REVIEWER - GENERAL COMMENT (2023-10-31): The provided Tax document is on XX/XX/XXXX, however the note date of the loan was on XX/XX/XXXX. Please provide Mortgage statement, insurance verification & HOA verification to verify monthly PITIA for the propertyXXXXXXXXXXXXXXXXXXX. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-09): Agree - 1003 is incorrect, undisclosed other REO.
Escalated (NM)
REVIEWER - GENERAL COMMENT (2023-10-18): Final 1003 section 5A indicates subject property is to be a primary residence while 1003 section 4A/AUS/1008 indicate it is investment, required updated final 1003 for both borrowers indicating section 5A as not to be primary residence. we can verify the previous addressXXXXXXXXXXXXXXX sold as per fraud report and closing statement. Exception remains for updated Final 1003.
SELLER - GENERAL COMMENT (2023-10-09): Agree - Reviewed all loan bundle, bank statements, tax documents.  No HOI, HOA, mtg stmt or tax document for property on XXXXXXXXXXXXfound.  Escalated. (NM)
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide Mortgage statement, insurance verification and HOA verification to verify monthly PITIA for the propertyXXXXXXXXXXXXXX Exception remains.
SELLER - GENERAL COMMENT (2023-10-30): Per the attached, these borrowers no longer own XXXXXXXXXXXXXXXXXX.
REVIEWER - GENERAL COMMENT (2023-10-31): The provided Tax document is on XX/XX/XXXX, however the note date of the loan was on XX/XX/XXXX. Please provide Mortgage statement, insurance verification & HOA verification to verify monthly PITIA for the property XXXXXXX XXX. Exception Remains.
SELLER - GENERAL COMMENT (2023-11-15): The Borrower no longer owns the property and they are not providing anything else.
REVIEWER - GENERAL COMMENT (2023-11-21): Per the final 1003, the REO is listed with a mortgage amount of $2047. The document provided odes not clarify when the REO was transferred. With including this REO into the DTI, the calculated DTI matches the AUS DTI.	1	3	[3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Final 1003 section 5a indicates subject is to be a primary residence while 3a and 4a indicate it is investment. Final 1003 shows the borrowers currently atXXXXXXXXXXXXX for two months and the same address is noted in the REO section as being retained as a second home with a REO on XXXXXXXXXXXXXXXXX as the primary residence. Further, it is noted there was a previous address noted as a place of residency on 1XXXXXXXXXXXXXXXXhat is indicated as owned and is not listed on the REO section of the application. An executed updated 1003 correcting the issues is required.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - GENERAL COMMENT (2024-06-04): Final 1003 REO section indicates XXXX as an investment,XXXXXX as the primary. Based on OC response, subject property loan, should not be tested as primary				Other Exceptions	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX;	Loan file missing Third Party Verification for borrower's Development Company. Verification of Real Estate License provided however there is no reference to a Development Company. Loan file missing Third Party Verification for borrower's Development Company. Verification of Real Estate License provided however there is no reference to a Development Company.	SELLER - GENERAL COMMENT (2023-10-12): Agree - According to XXXXXXXXXXXXXXX in XXXX the borrower's business was in Forfeited Existence status. Also, from April of XXXX to June ofXXXX the borrower was removed from being listed as an officer, managing member.
SELLER - GENERAL COMMENT (2023-10-20): uploaded verification reference
REVIEWER - GENERAL COMMENT (2023-10-20): Document received verifying the business is active dated XX/XX/XXXX and our Note date is XX/XX/XXXX. Verification of existence of business is needed within 20 days of Note date.
REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived.  Client provided comp factors DTI, FICO, and LTV for missing documents.  Comp factor LTV is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-12): Agree - According toXXXXXXXXX in XXXX the borrower's business was in Forfeited Existence status.     Also, from April of XXXX to June of XXXXX the borrower was removed from being listed as an officer, managing member.
SELLER - GENERAL COMMENT (2023-10-20): reference verification
REVIEWER - GENERAL COMMENT (2023-10-20): Document received verifying the business is active dated XX/XX/XXXX and our Note date is XX/XX/XXXX. Verification of existence of business is needed within 20 days of Note date.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors DTI, FICO, and LTV for missing documents. Comp factor LTV is not substantiated or used.	1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. (9300) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Valid Change of Circumstance or sufficient cure is required.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100238	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1				3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Square Feet Variance is Approximately 28 % between primary appraisal and BPO.		2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100471	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Final Closing Disclosure Non Escrow costs Year 1 underdisclosed. Due to the flood fee in the amount of $XXXXX was not included	REVIEWER - CURED COMMENT (2023-09-12): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100137	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - Missing Document: AUS not provided	The file is missing an AUS dated prior to the Note date of XX/XX/XXXX. AUS provided is dated XX/XX/XXXX. 1008 reflects the loan was Approved using LP.	SELLER - GENERAL COMMENT (2023-10-08): Agree - However, FHLMC permits amending LP as long as prior to delivery to FHLMC. REVIEWER - GENERAL COMMENT (2023-10-18): Exception Cleared: AUS in file prior to delivery to FHLMC. SELLER - GENERAL COMMENT (2023-10-25): Is this Cleared or not? REVIEWER - GENERAL COMMENT (2023-10-27): Provided AUS is post note date, Exception Remains	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100151	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated total of payments of $XXXXX which exceeds the $XXXXX threshold. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure Total of Payments $XXXXX. Due diligence Total of Payment charges are $XXXXX. There is a variance of $XXXXX.	REVIEWER - CURED COMMENT (2023-09-14): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100136	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7506) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid change of circumstance for this fee, cure not provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid change of circumstance for this fee, cure not provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100154	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100144	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided		SELLER - GENERAL COMMENT (2023-10-10): Agree - 1007 for subject property is missing. Escalated REVIEWER - GENERAL COMMENT (2023-10-18): Comparable Rent Schedule is not provided.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file of recipt of appraisal by the borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100127	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of earlier receipt missing from file. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure provided XX/XX/XXXX was the final, it was issued on same day as closing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance for the increase in Notary Fee .Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100147	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income documentation requirements not met.	The third party verification was datedXX/XX/XXXX, which is over 120 days at closing.	SELLER - GENERAL COMMENT (2023-09-25): The verification initially provided showed that the borrower’s medical license didn’t expire until XX/XX/XXXX Attached is proof that the borrower is still a licensed XXXX in the state of XXXX.
REVIEWER - GENERAL COMMENT (2023-09-27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-09-28): Attached is a printout from XXXXXXXXXXXXXXXXXXXshowing that borrower’s business, XXXXXXXXXXXXXXXXX. has been incorporated since XXXX and is still in business.  Also attached is documentation showing that the borrower is still a licensed XXXX in XX.  This shows that the borrower was self-employed as a XXXX at time of close and is still a self-employed XXXX today.
REVIEWER - GENERAL COMMENT (2023-10-02): Documents provided were all dated post closing. Condition remains.
SELLER - GENERAL COMMENT (2023-10-13): Lender is unable to provided within 120 days of the note.  Recent is all we can obtain.
SELLER - GENERAL COMMENT (2023-10-13): XX% LTV/CLTV, 84 months PITI reserves, XXX Fico. DTI is XX%
															REVIEWER - GENERAL COMMENT (2023-10-24): Buyer to review and approve.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100252	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100146	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXXX is less than AUS Available for Reserves of $XXXXX. [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Insufficient assets verified to meet the reserves requirement on the AUS approval. The most recent statement was datedXX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-10-05): We have in the file a XXXXXXXXXaccount #XXXXX print out Dated from X-XX-XXXX toXX/XX/XXXX with an account balance of $XXXXX.
SELLER - GENERAL COMMENT (2023-10-05): We have received. 2 months statements XXXXXXXXXXXXXaccount for October and NovemberXXXX.  Acct #xxxXXXXX.  Ending Balance $XXXXX.
REVIEWER - GENERAL COMMENT (2023-10-12): Addition Bank Statement forXXXXXXXXXXaccount #XXXX with an account balance of $XXXXX and XXXXXXXXXXX account #XXXX with ending Balance $XXXXX received, however not used for qualification by Lender. Exception Remains
SELLER - GENERAL COMMENT (2023-10-05): We have in the file a XXXXXXXXXXX account #XXXX print out Dated from X-XX-XXXXtoXX/XX/XXXX with an account balance of $XXXXX.
SELLER - GENERAL COMMENT (2023-10-05): We have received. 2 months statements XXXXXXXXXXXXXaccount for October and November XXXX.  Acct #xxxXXXX.  Ending Balance $XXXXX.
															REVIEWER - GENERAL COMMENT (2023-10-11): Bank statement provided is forXXXXXXXXX account number ending with XXXX from XX/XX/XXXX to XX/XX/XXXX and CXXXXXXXXXXXXX account from XX/XX/XXXX to XX/XX/XXXX, exception remains as we require bank statement within 60 days from the note date or notary date forXXXXXXXXXXXXXXXXX account ending with XXXX.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100251	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowners Insurance policy has an effective date of XX/XX/XXXX and started after the loan funded on XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-10-10): Agree - CD reflects closing and disbursement date ofXX/XX/XXXX. Note datedXX/XX/XXXX. Hazard effective dateXX/XX/XXXX REVIEWER - GENERAL COMMENT (2023-10-18): Homeowners Insurance policy not provided which is within the note date. SELLER - GENERAL COMMENT (2023-10-19): XXXXXXXXXXXX Large- Lender spoke withXXXXXXXXXXXXXXXXXXX, she stated they can’t go back and correct this date, and that the policy has been in place for over a year now REVIEWER - GENERAL COMMENT (2023-10-23): Homeowners Insurance policy Required within Note Date.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report fee increased on XX/XX/XXXX Loan Estimate and again XX/XX/XXXX Closing Disclosure with no valid change evident.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on XX/XX/XXXX Loan Estimate and again XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100141	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of receipt when a copy of the appraisal was given to the borrowers.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100142	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100143	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2231321)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The final Closing Disclosure issued on XX/XX/XXXX, page 1 disclosed a principal and interest payment on $XXXXX which does not match the Note P&I of $XXXXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The final Closing Disclosure issued on XX/XX/XXXX, page 1 disclosed a principal and interest payment on $XXXXX which does not match the Note P&I of $XXXXX.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount fee in the amount of $XXXXX was added to the post close CD dated XX/XX/XXXX. No evidence of cure provided.		Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100135	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-09-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100145	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - Income Docs Missing: [3] Income Documentation - Income documentation requirements not met.	4506-C (XXXX), 4506-C (XXX), 4506-C (XXXX) are missing. Co-Borrower did not provide signed and dated 4506C's as required.	SELLER - GENERAL COMMENT (2023-10-06): Provided and uploaded.
SELLER - GENERAL COMMENT (2023-10-08): Agree - Uploaded 4506 for Borrower. (Added by XXXXXXXXXXXX - Missing 4506 for Co-borrower, XXXXXXXXXXXXXXXX.)  Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide 4506-C (XXXX), 4506-C (XXXX), 4506-C (XXXX) XXXXXXXXXXXXXXX. Exception remains.
SELLER - GENERAL COMMENT (2023-10-25): Received Docs
REVIEWER - GENERAL COMMENT (2023-10-27): Received signed 4506-C for Co-borrower, however the signature date is XX/XX/XXXX which is after the Note date XX/XX/XXXX. Need 4506-C for co-borrower signed at closing. Exception remains.
SELLER - GENERAL COMMENT (2023-10-06): Provided and uploaded.
SELLER - GENERAL COMMENT (2023-10-08): Agree - Uploaded 4506 for Borrower. (Added by XXXXXXXXXXXX - Missing 4506 for Co-borrower, XXXXXXXXXXX.)  Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide 4506-C (XXXX), 4506-C XXXXX), 4506-C (XXXX XXXXXXXXXXXXXXXXXX. Exception remains.
SELLER - GENERAL COMMENT (2023-10-25): Docs Received
REVIEWER - GENERAL COMMENT (2023-10-27): Received signed 4506-C for Co-borrower, however the signature date is XX/XX/XXXX which is after the Note date XX/XX/XXXX. Need 4506-C for co-borrower signed at closing. Exception remains.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of earlier receipt missing from file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX, $XXXXX and Loan Estimate reflects same.  Sufficient cure was provided to the borrower at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on XX/XX/XXXX Closing Disclosure and increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate reflects points of $XXXXX and Final Closing Disclosure reflects $XXXXX. No change of circumstance or cure was provided to borrower. XX/XX/XXXXate lock is not within 3 business days ofXX/XX/XXXXe-disclosure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100152	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: XXXXX% tolerance was exceeded by $XXXXX due to increase of Appraisal fee, No valid COC provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXXXXon LE but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.	REVIEWER - CURED COMMENT (2023-09-19): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-19): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100505	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Verified Stated Defect - Subject 2064 GLA and 3/1.1 room count is inferior to all comparable sales. Subject condition reported as C3 looks unsupported based on photos.		1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXX and the disclosure was provided XX/XX/XXXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100265	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception: [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	DTI exceeding guides due to rental income used at origination forXXXXXXXXXXXX; income used at origination is $XXXXX however supported income is $XXXXX.
Verified disclosed defect: Repurchased loan due to Excessive Obligations - Excessive DTI - Invalid AUS: The primary residence monthly obligation increased from $XXXXX to $XXXXX because the monthly HOA obligation is $XXX. The debt-to-income increased from XX% to X% exceeding the LP tolerance.  **Credit Score may be impacted by mortgage payment history**
														Hazard Insurance Coverage is insufficient by $XXXXX. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-10-10): Received current policy however need RCE from the time or origination to clear. REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under XXXXX based on deal settings.				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100532	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Foreclosure / Balance: 0.00	Proof of Earnest Money Deposit must be verified by either a copy of the borrower’s canceled check or a written statement from the holder of the deposit.
Verified disclosed defect: Repurchased loan due to FC Seasoning not being met: Borrower was not a full 3 years past a foreclosure.  They were 4 days short in part because this was a Sheriff's sale and the foreclosure doesn't get completed until the redemption period is over - NOT at the date of the Sheriff's sale. Borrower asserted extenuating circumstances as she was a non-occupant co-borrower and all notices were sent to the other co-borrower who occupied the house (son-in-law, now ex-).  This was not accepted as extenuating circumstance.
														Verified disclosed defect: Repurchased loan due to FC Seasoning not being met: Borrower was not a full 3 years past a foreclosure. They were 4 days short in part because this was a Sheriff's sale and the foreclosure doesn't get completed until the redemption period is over - NOT at the date of the Sheriff's sale. Borrower asserted extenuating circumstances as she was a non-occupant co-borrower and all notices were sent to the other co-borrower who occupied the house (son-in-law, now ex-). This was not accepted as extenuating circumstance.	REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm	REVIEWER - CURED COMMENT (2023-09-28): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100522	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXXXX is greater than Guideline total cash-out of $XXXXX.	Verified disclosed defect: Investor (Chase) declined to purchase the loan due to cash out guidelines were not met. Borrowers paid off an unseasoned HELOC from proceeds. HELOC has draws in the past 12 months. Per XXXXXXXXXX guidelines, that amount must be included in the maximum cash-back amount of $250K. Including the HELOC draws in the cash-back to borrower resulted in the amount exceeding maximum cash-out limit by $XXXXX Exception request was denied by XXXXXXX.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: No evidence of receipt for appraisal from borrower in the file. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure was provided to borrower at closing.	REVIEWER - CURED COMMENT (2023-09-28): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101978	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] Miscellaneous - Credit Exception:
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXXX Schedule E Only
[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Schedule E Only, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Schedule E Only, Tax Verification
Schedule E Only	The file is missing the schedule C and the rental income documentation (Schedule E or lease agreement) required to calculated the rental income, causing DTI to exceed AUS.
"Verified stated defect" Repurchased loan due to Outstanding Debts - The origination credit report revealed outstanding collections totaling $7,402 that were required to be paid in full at or prior to closing. The loan documentation did not contain any evidence that the accounts were paid in full. **Credit Score may be impacted by mortgage payment history**
Income documentation requirements not met as a result of the missing schedule C and the REO documentations.
File is missing the schedule E or lease for the noted REO.
File is missing Schedule E or lease, tax verification and insurance verification for the noted REO.
														File is missing Schedule E or lease, tax verification and insurance verification for the noted REO.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101989	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Property Eligibility - Subject and Improvements - Guideline Issue: Property type not allowed per credit guidelines [2] Miscellaneous - Credit Exception: [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXX// Account Type: Checking / Account Number:XXXX [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXX // Account Type: Savings / Account Number: XXXX	Verified Disclosed Defect: Business Decision to close/fund Non-warrantable Project loan. The project legal docs and unit structure do not meet agency guidelines (multi-unit under one deed) and it will not be a defect that can be resolved post -closing. Condo project approval was not provided. XXXXXXXXXX # XXXXX Verified is less than 2 months, Additional 1 month bank statement required. XXXXXX # XXXX Verified is less than 2 months, Additional 1 month bank statement required.	REVIEWER - WAIVED COMMENT (2023-10-11): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Amount Financed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the APR. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Finance Charge. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Product. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream. (ProjSeq:1/2240489)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Total of Payments. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.  It appears issue date was XX/XX/XXXX due to borrower acknowledgement of receipt.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.  It appears issue date was XX/XX/XXXX due to borrower acknowledgement of receipt.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: The loan calculations table on the final Closing Disclosure issued XX/XX/XXXX not completed.
Federal Compliance - TRID Final Closing Disclosure APR: The loan calculations table on the final Closing Disclosure issued XX/XX/XXXXnot completed.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Lender Contact Name and Contact NMLS ID was not disclosed on the Closing Disclosure issued XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The loan calculations table on the final Closing Disclosure issued XX/XX/XXXXnot completed.
Federal Compliance - TRID Final Closing Disclosure Loan Term: The loan calculations table on the final Closing Disclosure issued XX/XX/XXXXnot completed.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX. Lender to provide corrected Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Final Closing Disclosure provided on XX/XX/XXXX Partial Payments is blank on page 4. Lender to provide corrected Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX Loan Product is blank. Lender to provide corrected Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream. Lender to provide corrected Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX Total of Payments is blank. Lender to provide corrected Final Closing Disclosure.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Provided Final Closing disclosure is incomplete. Lender to Provide Corrected Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101996	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified stated Defect: Repurchased loan due to Early Payment Default since the borrower defaulted within 3 months of purchase of the loan by the investor. Credit Score may be impacted by mortgage payment history.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated total of payments of $XXXXX which exceeds the $XXXXX threshold. (FinXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
																						Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Total of Payments in the amount of $XXXXX disclosed on the closing disclosure issuedXX/XX/XXXX is under disclosed by $315.00 compared to the calculated total of payments of $XXXXX disclosed on the closing disclosure issuedXX/XX/XXXX, which exceeds the $100.00 threshold.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100485	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX.XX% exceeds AUS total debt ratio of XX%.
[3] Miscellaneous - Credit Exception:
[3] Miscellaneous - Credit Exception:
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address:XXXXXX Statement
[3] Income Documentation - REO Documents are missing.: Address:XXXXXX Statement
[3] Guideline Issue - There are more than ten loans excluding the primary residnce for one of the borrowers, which exceeds guideline allowance.: Borrower:XXXXXXXXXXXX	Verified Stated Defect - Calculated investor qualifying total debt ratio ofXXX% exceeds AUS total debt ratio of XX% because of PITIA not considered for REO properties, No proof of the PITIA exclusion in the Loan File, considered expenses as per documents.
Verified Stated Defect - An acceptable payment history was required to be documented for FIMC and the 2 private mortgage loans to Daniela Curto. The loan documentation submitted for our review did not contain a payment history for FIMC or evidence of the X/XXXX payments for the two private mortgages.
Verified disclosed defect: Repurchased loan due to Excessive Financed Properties - Mortgage History - Incorrect Rental/SE Income - Excessive DTI: A review of the subject loan revealed the borrower(s) had eleven financed properties. This exceeded the maximum number of financed properties allowed when the subject loan is secured by an investment property or a second home.
The borrower owned rental properties. The lender included a rent loss of $XXXXX in the debt-toincome ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss was $XXXXX. Therefore, the revised total monthly income of $XXXXX resulted in a revised DTI of XX%.                                                            Income from XXXXXXXXXXXXXXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as $XXXXX was incorrect. Therefore, the revised total monthly income of $XXXXX resulted in a revised DTI of XX%
An acceptable payment history was required to be documented for FIMC and the 2 private mortgage loans to XXXXXXXXXXXXX. The loan documentation submitted for our review did not contain a payment history for FIMC or evidence of the X/XXXX payments for the two private mortgages. Therefore, the credit worthiness of the borrower could not be analyzed.
File is missingXXXX business and personal tax  returns, all pages all schedules.
Verified Stated Defect - Mortgage statement not provided statement for XXXXXXXXproperty.
Verified Stated Defect - Statement is missing for XXXXXXXXXXXXXX.; mortgage is not reported on credit.
														Verified Stated Defect - Borrower has eleven financed properties. This exceeds the maximum number of financed properties allowed.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101991	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: Borrower:XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX;	Verified disclosed defect - Repurchased loan due to Occupancy Misrep - Pattern Fannie Mae has discovered Life-of-Loan Misrepresentations made by borrowers pertaining to employment, income and assets on 3 loans delivered to Fannie Mae by XXXXXXXXXXXXXXX Mortgage Corporation. The Life-of-Loan Misrepresentations were made pursuant to a common pattern of activity in connection with loan origination—that is, employment, income and/or assets was/were manually validated through the use of the DU® Validation Service---and in each instance involves a party common to all of the loans. A document identifying the loans; the common party; the misstatement(s), misrepresentation(s) and/or omission(s); the loan component(s) purportedly receiving certain representation and warranty enforcement relief.
Verified Stated Defect - AUS indicates the borrower has 1 financed  properties when loan file supports the borrower has 3.
														The XXXX personal and business tax return was not provided as required on the AUS for self employed income.		1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under XXXXX based on deal settings.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101988	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXXXXXXXXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Verified disclosed defect.- "Repurchased loan due to TILA/RESPA Violation: the 1X/XX ALTA statement did not match the PCCD issued onXX/XX/XXXX. Per the CD, the consumer received $XXXXX at consummation; however, per the ALTA statement, the consumer received $XXXXX. The fees appeared to be in the following sections: C, E, and H. Provided PCCD and LOE but the investor re-suspended condition.
Offered a lender credit to the borrower for the difference between the cash out on the CD and the cash out on the final ALTA as the documents are off by $XXXXX. Unfortunately, he investor stated a credit would not be a viable cure as we are past the cure window for such defect."
Fraud report indicates a potential open judgment for the borrower. XX/XX/XXXX $XXXXX
Final title policy is missing, preliminary title does not reflect a coverage amount.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review). Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7510)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three 3  business days prior to closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Closing Disclosure not provided to Borrower at least three 3  business days prior to closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Closing Disclosure not provided to Borrower at least three 3 business days prior to closing	REVIEWER - CURED COMMENT (2023-09-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100487	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect, DTI increased due to Primary Housing expenses of $XXXXX considered for DTI calculation as HELOC is not being paid off through closing.	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $148.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77188)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $10.10 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77181)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77179)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $55.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77173)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee.  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77172)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXXXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77169)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXXXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7729)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $189.60 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7725)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77223)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $148.00 due to addition of Recording Fee a.  No valid change of circumstance provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Certificate Fee. in the amount of $30.00. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee in the amount of $10.10. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Processing Fee in the amount of $60.00. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Courier / Express Mail / Messenger Fee in the amount of $XXXXX. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Copy Or Fax Fee in the amount of $XXXXX. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow Fee in the amount of $475.00. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXXXX on initial Loan Estimate but disclosed as $XXXXX on Final closing disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance in the amount of $1,539.50. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure. The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee in the amount of $189.60. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee in the amount of $225.00. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.  The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Policy Guarantee Fee in the amount of $2.00. was added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure. The initial loan estimate dated 1-6-22 does not reflect and any fees in section C disclosed to the borrower.	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100504	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception: [3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXXXXXXXXXXXX, Credit Report: Original // Borrower: XXXXXXXXXXXXXXX	Verified stated defects. Repurchased loan due to Appraisal Discrepancies: Use of adjustments that do not reflect market reaction to the differences between the subject property and the comparable sales, not supporting adjustments and failure to make adjustments are considered unacceptable appraisal practices.
The adjustment(s) were inadequate and unsupported based on market reaction to the significant condition differences.
The adjustment(s) were excessive and unsupported based on market reaction to the site differences.
The adjustment(s) were inadequate based on the appraiser's commentary how the square footage adjustments were determined.
														Fraud report indicates potential undisclosed properties. XXXXXXXXXXXXXXXXXXXXXX, XXXXX, XXXXXXXXXXXXXXX, XXXXX and an alert for the supervisory appraiser not found on Appraisal Registry		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021) [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issuedXX/XX/XXXX missing evidence of receipt.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100491	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	3	[3] Appraisal Reconciliation - Appraisal does not support the appraised value.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified disclosed defect. Repurchased loan due to Appraisal Discrepancies: The Appraiser selected comparable sales two and three and made numerous adjustments but did not adequately document and explain the reason for choosing the comparable or making the adjustments. Concerns included location of Comparable Sales Two and Three, Site Characteristics and Condition/Quality of Construction of Comparable Sale Three. Adjustments were inadequately applied and the adjusted values of comparable failed to support the appraised value. Inadequate Comparable Adjustments - The appraiser made a positive $20,000 adjustment(s) for quality to sale one. The adjustment(s) was unsupported based on the data sources given by the appraiser. Inappropriate Comparable Sales Selection due to location - Comparable sale(s) two and three were considered inappropriate as they were distant at 1.99 and 3.73 miles away, and sale three was in a different town, without adequate explanation as to why the comparable(s) were used. Use of Dissimilar Comparable Sales due to Site Characteristics - Comparable sale(s) three was significantly different in site size than the subject property. The subject property had a 6,534 square foot site while comparable sale(s) three had a 13,939 square foot site. The appraiser did not provide an adequate explanation as to why the comparable sale(s) was used. Use of Physically Dissimilar Comparable Sales - Condition/Quality of Construction - Comparable sale(s) three was superior to the subject property in quality of construction. Comparable sale three was a custom home superior to the subject in construction grade and finish out. The appraiser has not provided an adequate explanation why the specific comparable(s)was used.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100496	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified disclosed defect. Repurchased loan due to Insufficient Income - Income calculated incorrectly -Excessive DTI @ XX% - Notes, mortgages due less than 1-year was not omitted. Documentation to omit the debts was not in the loan file. The Borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. Freddie Mac's internal credit report disclosed a student loan withXXXXXXXXXXXXX. Opened in XX/XXXX. The high credit was $XXXXX. The Lender's credit report matched the debt to FED LOAN SERV . The Lender's credit report also disclosed (4) student loans with the US Department of Education as transferred. Documentation of current balances, prior to the Note date was not in the loan file. The student loans are as follows:
US DEPT ED XXXX - opened XX/XXXX. HC $XX,XXX US DEPT ED #XXXXX - openedXX/XXXX. HC $XXX,XXX
US DEPT ED #XXXXX - opened XX/XXXX. HC $XX,XXX US DEPT ED #XXXXX- opened XX/XXXX. HC $XXX,XXX
														Freddie Mac was unable to calculate an accurate debt payment-to-income ratio by the subject loan's Note date.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXXissing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100480	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Verified stated defect: Investor (XXXX) rejected the loan due to Insufficient HOI Coverage. Unfortunately if the agent cannot advise the property is insured to 100% of the insurable value we are at a pass. If they are insuring based on an old appraisal that may be the issue. The 2021 appraisal is showing the cost to construct is significantly higher than the insured amount. Property is insured based on the appraisal on file provided by the insured in 2017 showing a Replacement Cost of $XXXXX.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Only flood insurance is escrowed as per closing disclosure, and is being included in "Other" on pg. 1 of estimated costs.		Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101987	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - A copy of Asset Verification Report is not on file.	Verified Stated Defect: Repurchased loan due to Borrower falling into Early Payment Default (EPD) and no longer qualifying per reps/warrants to remain with Investor. Credit Score may be impacted by mortgage payment history.	1	2	[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD. It appears issue date was XX/XX/XXXX due to disclosure summary in file. Federal Compliance - TRID Interim Closing Disclosure Timing Test: Initial closing disclosure is required to be issued within 3 business days from application date.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101186	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified Stated Defect - Loan Done with Construction - Selling Perm / rate below market	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2234229)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AP Table First Change: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Informational due to construction to permanent financing.	Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101554	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Miscellaneous - Credit Exception:	1003 in file states prior foreclosure within 7 years. Fraud report in file reflects 2 foreclosures for the borrower one on XX/XX/XXXX for property located on XXXXXXXXXXXXX and another XX/XX/XXXX for a property located on XXXXXXXXXXXXX Fraud alert advises to obtain a letter of explanation from the borrower, unable to locate a letter of explanation in file.
1003 in file states prior foreclosure within 7 years. Fraud report in file reflects 2 foreclosures for the borrower one on XX/XX/XXXX for property located on XXXXXXXXX and another XX/XX/XXXX for a property located on XXXXXXXXXXXXXXXXXX. Fraud alert advises to obtain a letter of explanation from the borrower, unable to locate a letter of explanation in file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2259342)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2259341)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2259342)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $170,849.45 is under disclosed by $978.52 compared to the calculated total of payments of $171,827.97 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX015)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX015)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to non qm at client request
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure issued XX/XX/XXXXisclosed Payment Stream 2 Escrow as $XXXXX. The loan images discloses the hazard insurance as $XXXXX per monthly but the final closing disclosure shows $XXXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure issued XX/XX/XXXXisclosed Payment Stream 2 Escrow as $XXXXX. The loan images discloses the hazard insurance as $XXXXX per monthly but the final closing disclosure shows $XXXXX monthly.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the mortgage insurance payment for payment stream 2.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXXXX does not match the calculated total of payments of $XXXXX. There is a variance of $XXXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial XX/XX/XXXXosing disclosure missing evidence of earlier receipt.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXXhich was after the date of the initial Loan Estimate provided electronically XX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: EV1	REVIEWER - CURED COMMENT (2023-10-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101636	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowner's insurance policy has an effective date of XX/XX/XXXX and started after the loan funded onXX/XX/XXXX.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-10-25): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101667	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	Latest AUS reflects $XXXXX as verified asset, however there is no verified liquid assets to meet cash to close of $XXXXX and qualifying asset balance of XXXXX requirement. Latest AUS reflects $XXXXX as verified asset, however there is no verified liquid assets to meet cash to close requirement of $XXXXX.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Commitment Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77170)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence that the borrower received a copy of the appraisal at least 3 business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title - Commitment Fee was last disclosed as $0.00 on LE but disclosed as $25.00 on Final Closing Disclosure. Loan file neither contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-10-26): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101334	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	VA Safe Harbor QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
[3] Application / Processing - Missing Document: Missing Final 1003
[3] General - VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents)
[3] Missing Document - VA Loan Disbursement Form 26- 1820 is missing. Occupancy testing will not be complete.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)	Missing electronic consent. Final 1003 missing in file. There is not Lender Loan Quality Certification in the loan file.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender	The lender listed on the appraisal isXXXXXXXXXXXXXXXXX/VA rather than actual lenderXXXXXXXXXXXXXXX and no appraisal transfer letter was provided.	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated total of payments of $XXXXX which exceeds the $XXXXX threshold. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects Total of Payments $XXXXX but calculated Total of Payments $XXXXX. Variance -$XXXXX.	REVIEWER - CURED COMMENT (2023-10-26): Sufficient Cure Provided At Closing	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	RP1101669	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] Credit Documentation - Missing Document: Credit Report not provided
[2] Application / Processing - Missing Document: Other not provided	Missing Hazard Declaration Page for second mortgage lien.
Missing Loan Approval for second mortgage lien.
Missing Loan Underwriting and Transmittal Summary (1008) / MCAW.
DTI Discrepancy in AUS for monthly debt payments. Lender Credit Report Dated XX/XX/XXXX has higher monthly payments for XXXXXXXXXXXX #XXXX, XXXXXXXXXXXXXXX #XXXX, andXXXXXXXXXXXXX #XXXX.Guideline Matrix max DTI is XX% without an AUS Approve Eligible Status.
DTI Discrepancy in AUS for monthly debt payments. Lender Credit Report Dated XX/XX/XXXX has higher monthly payments for XXXXXXXXXXXXXX #XXXX9, XXXXXXXXX #XXXX, and XXXXXXXXXXXXXXX#XXXX.
Per the guidelines the borrower's soft pull credit report should be dated within 10 days of Note Date.
Missing Letter from President. Loan file contains a Letter from CEO about completing a survey but not about the loan features.	REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Original Co-borrower FICO = XXX

Borrowers have combined XXXXX of liquid assets.

Borrower has been in field for 3 years and co-borrower has been in field for 5 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Original Co-borrower FICO = XXX

Borrowers have combined XXXXX of liquid assets.

Borrower has been in field for 3 years and co-borrower has been in field for 5 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Original Co-borrower FICO = XXX

Borrowers have combined XXXXX of liquid assets.

Borrower has been in field for 3 years and co-borrower has been in field for 5 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Original Co-borrower FICO = XX

Borrowers have combined XXXXX of liquid assets.

Borrower has been in field for 3 years and co-borrower has been in field for 5 years. Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $180.00 may be required.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI Discrepancy in AUS for monthly debt payments. Lender Credit Report Dated XX/XX/XXXX has higher monthly payments forXXX #XX, XXXXXX #XXXX, and XXXXXXXXXX CRE #XXXX.
Federal Compliance - Guideline Deficiency - ATR Impact: DTI Discrepancy in AUS for monthly debt payments. Lender Credit Report Dated XX/XX/XXXX has higher monthly payments for XXX#XXXX, XXXXXXX #XXXX, and XXXXXXXXXXXXXX CRE #XXXX Per Guideline Matrix the max DTI is XX% without an AUS approval.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: There is no evidence the borrower received the right to receive a copy of the Appraisal Disclosure.
Federal Compliance - TRID Final Closing Disclosure Escrow Account: Page 1 of the Final Closing Disclosure issued XX/XX/XXXXiscloses the property payments will not be included in escrow however page 4 does not disclose there will not be an escrow account.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Page 1 of the final closing disclosure issued XX/XX/XXXXiscloses the monthly property costs as $529.62 but page 4 discloses the non-escrowed property costs over year 1 as $5,825.82 instead of $6,355.44.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 of the Final Closing Disclosure issued XX/XX/XXXXiscloses the property payments will not be included in escrow however page 4 does not disclose there will not be an escrow account.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence the borrower received a initial closing disclosure at least three (3) business days prior to closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: There were no loan estimates provided in the file.	REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX Original Co-borrower FICO = XXX Borrowers have combined 2,263.50 of liquid assets. Borrower has been in field for 3 years and co-borrower has been in field for 5 years. Client elects to downgrade and waive. REVIEWER - GENERAL COMMENT (2023-11-27): Regraded to EV2-B based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101659	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Other not provided	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2266214)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX018)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $268.96 may be required.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $103.50 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $61.46 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $4.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77174)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77169)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to Non qm
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: XX/XX/XXXX receipt of the right to receive a copy of the appraisal disclosure or Loan Estimate not within 3 days of XX/XX/XXXX application.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the escrow payment for payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: The Final Closing Disclosure did not disclose any Estimated Tax and Insurance amounts on the bottom of page 1.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: No Loan Estimates provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $103.50 exceeds tolerance of $0.00. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $61.46 exceeds tolerance of $0.00. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. No cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	D	B	B	B	B	B	A	A	A	A	A	C	C	C	C	D
XXXX	XXXX	RP1101453	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date. [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	Per the guidelines the borrower's soft pull credit report should be dated within 10 days of Note date. Title Evidence is Missing. Evidence of Taxpayer Consent is Missing,	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) same day as closing date and borrower signed disclosure same day XX/XX/XXXX. Note date XX/XX/XXXX		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101684	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Approval not provided	The co-borrower did not provide at least two years of employment history. Missing all title documentation. The approval for the second lien is missing from the loan file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The List of Homeownership Counseling Organizations is missing from the loan file.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: The Final Closing Disclosure did not disclose any Estimated Tax and Insurance amounts on the bottom of page 1.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Page 4 of closing disclosure issued XX/XX/XXXXncorrectly discloses the Amount of Estimated Property Costs over Year 1 by leaving blank.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: The Final Closing Disclosure indicated there would  not be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101631	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Approval not provided	Approval document was not provided in the file.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document was not provided in the file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling was not provided in the file.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101656	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC disclosed incorrect transaction and/or expiration date.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101668	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Bankruptcy Documents not provided	TRID Violation: CD provided <3 days prior to consummation Verifying Discharge/dismissal > 4 years.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated per client Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial escrow statement reflects initial escrow payment of $XXXXX. Sum of escrowed fees = $XXXX. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire Fee was not disclosed on the Initial Loan Estimate but disclosed as $20.00 on the Final Closing Disclosure. Evidence of cure was not provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101162	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Verified Stated Defect - A Desktop appraisal is not permitted for a second home purchase with LTV above 85%. A complete sales contract, reflecting the appropriate sales price.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXXXX does not match calculated P&I of $XXXXX. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXXXX (an overage of $XXXXX or XX%).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 2,343.60 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2252823)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2252822)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,476.84 exceeds tolerance of $4,809.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated
Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXXX does not match calculated P&I of $XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX and there is no evidence of receipt from the borrower.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Page 1 of closing disclosure issuedXX/XX/XXXX lists Estimated Taxes, Insurance & Assessments of $XXX monthly and as no escrows..  However page 4 escrowed monthly payment is $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The final closing disclosure reflects a monthly escrow amount of $XXX which is not accurate and is under disclosed.  Page 1 reflects an escrow amount of $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The final closing disclosure reflects a monthly escrow amount of $XXX which is not accurate.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issued onXX/XX/XXXX, change of circumstance stated loan amount changed, however, points were increased outside of ratio.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100529	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX.XXX% exceeds AUS total debt ratio of XX%. [3] Miscellaneous - Credit Exception: [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing the source of the earnest money deposit of $5K.
Verified defect. The Borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The rental income used to qualify does not meet Freddie Mac requirements.
The subject loan was delivered to Freddie Mac with a debt-to-income (DTI) ratio of XX% and a Loan Product Advisor Feedback Certificate (LPA) of Accept/Eligible.
The subject loan application dated states that the Borrower rents his primary residence on Sunland Way for $0. It also included net rental income on the subject property of $78 and a net rental loss of $42 for an additional property on XXXXXXXXXXXXXXXt.
The subject loan file contained an appraisal with a Single-Family Comparable Rent Schedule (Form 1000) which was used to qualify on the subject property.
Freddie Mac Guide 5306.1 Rental Income states:
Maximum eligible amount of net rental income:  The Borrower must currently own a Primary Residence to use rental income to qualify when purchasing a new rental property in the current calendar year. In such instances, net rental income can only offset the principal, interest, taxes and insurance (PITI) and when applicable, mortgage insurance premiums, leasehold payments, homeowner's association dues (excluding unit utility charges) and payments on secondary financing (full monthly payment) of the new rental property.
When using the Borrower's monthly income of $2,384, primary housing expense of $0, and all other liabilities of $2,827 the DTI increases to XXX% which exceeds the LPA DTI ofXX% by more than the allowable tolerance.
As a result, the LPA is invalidated. The subject loan is not acceptable as a manually underwritten mortgage because the DTI of XXX% exceeds the maximum allowable DTI for a manually underwritten mortgage.
The subject loan is not eligible for sale to Freddie Mac.
Verified defect. The Borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The rental income used to qualify does not meet Freddie Mac requirements.
The subject loan was delivered to Freddie Mac with a debt-to-income (DTI) ratio of XX% and a Loan Product Advisor Feedback Certificate (LPA) of Accept/Eligible.
The subject loan application dated states that the Borrower rents his primary residence on XXXXXXXXXXXXX for $0. It also included net rental income on the subject property of $XXXXX and a net rental loss of $XXXXX for an additional property onXXXXXXXXXX.
The subject loan file contained an appraisal with a Single-Family Comparable Rent Schedule (Form 1000) which was used to qualify on the subject property.
Freddie Mac Guide 5306.1 Rental Income states:
Maximum eligible amount of net rental income:  The Borrower must currently own a Primary Residence to use rental income to qualify when purchasing a new rental property in the current calendar year. In such instances, net rental income can only offset the principal, interest, taxes and insurance (PITI) and when applicable, mortgage insurance premiums, leasehold payments, homeowner's association dues (excluding unit utility charges) and payments on secondary financing (full monthly payment) of the new rental property.
When using the Borrower's monthly income of $XXXXX, primary housing expense of $0, and all other liabilities of $XXXXX the DTI increases to XXXXX% which exceeds the LPA DTI of XX% by more than the allowable tolerance.
As a result, the LPA is invalidated. The subject loan is not acceptable as a manually underwritten mortgage because the DTI ofXXX% exceeds the maximum allowable DTI for a manually underwritten mortgage.
The subject loan is not eligible for sale to Freddie Mac.
														E-sign Agreement was not provided in the file.		1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101998	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Verified defect. The issue with this loan is that the appraiser used the wrong comparable sales on the appraisal, therefore XXXX does not believe the value is supported. XXXX's/FNMA's evaluation reflected that there was at least 20 other comparable sales that could have been used to better support the value with similar physical characteristics and improvements. Per XXXX, the appraiser should of explained why they choose the sales they did, no explanation was provided. No other estimate of what they thought the valuation should be was provided. FICOXXX - No derogatory credit, DU Approve/Eligible, Low LTVXX%, Low ratios XX/XX. Borrower has been with his current employer for 6 years, current position as RVP, Sales. Borrower liquidated XXXXXXXXXXXX account to pay off the second lien at closing.
Missing EConsent agreement.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75237)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been stated to Non qm Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Deed Preparation fee issued to third party was added to the final Closing Disclosure with no change of circumstance evident. Cure of $XXXXX was not sufficient.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100267	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Miscellaneous - Credit Exception:	Business accounts #XXXX and #XXXX being used for funds to close do not have documentation in the file to confirm the use will not impact the business. Verified Stated Defect - The Borrowers' housing expense was miscalculated. The Borrowers' rental income was miscalculated. The Co-Borrower's income was overstated and was not properly verified. Revised DTI XX		1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Loan Estimate issuedX-XX-XX from $120 and again on Closing Disclosure issued X-XX-XX to $0.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101815	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified defect. The appraised value on the appraisal is $XXX,XXX, but on EDGE Listed as XXX,XXX.	REVIEWER - WAIVED COMMENT (2023-10-30): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $310,934.29 is under disclosed by $102.00 compared to the calculated Amount Financed of $311,036.29 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated Finance Charge of $XXXXX which exceeds the $XXXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXXXX is under disclosed by $XXXXX compared to the calculated total of payments of $XXXXX which exceeds the $100.00 threshold. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75174)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of XX/XX/XXXX appraisal receipt.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure Disclosed Financed Charges are $XXXXX. Due Diligence Finance Charges are $XXXXX. There is a variance of $XXXXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure Disclosed Finance Charges are $XXXXX. Due Diligence Finance Charges are $XXXXX. There is a variance of -$XXXXX.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure Total of Payments Charges are $XXXXX. Due Diligence Finance Charges are $XXXXX. There is a variance of -$XXXXX
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Loan Estimate issued XX/XX/XXXX and again on Closing Disclosure issued XX/XX/XXXX  There was no valid Change of Circumstance provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey fee was added to the Final Closing Disclosure. There was no valid Change of Circumstance provided.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77222)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing the initial, signed closing disclosure.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Verified defect. APR  increased by more than .125% without disclosure 3BD prior.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101997	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Stated defect - Foreclosure seasoning not met.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Final CD page 1 and 2 lists escrows as $XX+$XXX or $XXX, however page 4 states $XXX.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100307	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	VA Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception:	Stated defect - VA refi seasoning violation.		1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100510	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect- Subject is not bracketed in lot size, room count or location. Subjects 18,000 square foot loot is inferior to comps 33,585 to 2.5 acres. Subject's 3 bedroom and 2.1 bath is inferior 3/3 and 4/3 comparables. Comparable properties are located outside subject's neighborhood and south of the subject with 3 distant sales 15, 15 and 8 miles away. .		1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100535	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX% [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.	Verified Disclosed Defect: Closed using an Appraisal Waiver. The branch obtained an appraisal, which had a lower value. This resulted in need for MI coverage. Branch was finally able to get the new MI coverage as ofXX/XX/XXXX, which was more than 60 days past the due date.
Verified Disclosed Defect:  Closed using an Appraisal Waiver.  The branch obtained an appraisal, which had a lower value. This resulted in need for MI coverage.  Branch was finally able to get the new MI coverage as ofXX/XX/XXXX, which was more than 60 days past the due date.
Verified Disclosed Defect: Closed using an Appraisal Waiver. The branch obtained an appraisal, which had a lower value. This resulted in need for MI coverage. Branch was finally able to get the new MI coverage as ofXX/XX/XXXX, which was more than 60 days past the due date.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has Been restated to non qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery not provided.  The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.
																						Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Missing Initial Escrow Account Disclosure provided at closing.	SELLER - GENERAL COMMENT (2023-12-11): Per XXXX, you want to see the appraisal? Attached. REVIEWER - GENERAL COMMENT (2023-12-13): We need proof of appraisal delivery, not the appraisal itself.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1102028	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Miscellaneous - Credit Exception:	Verified disclose defect: FNMA Repurchase. Issue is bad comparables were used. Because the loan is in forbearance with a paid-to date ofXX/XX/XXXXit’s not eligible for Repurchase Alternative.	REVIEWER - WAIVED COMMENT (2023-12-13): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Missing Initial Escrow Account Disclosure provided to Borrower.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: As per the final closing disclosure the Non Escrowed Property Costs over Year 1 is 0.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure is required to be delivered to the borrower within 3 business days from the application date.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance. Final CD does not disclose a Lender cure credit.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (8304)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in file.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR not disclosed on closing disclosure dated on XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: XXXXX% tolerance was exceeded by $XXXXX due to increase of recording fee, Title - Endorsement Fee, Title - Attorney's Fee, Title - Lender's Title Insurance, Title - Abstract / Title Search. No valid Change of circumstances  provided, no evidence of cure in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $XXXXX on Loan Estimate but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, no evidence of cure in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101410	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX020)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial application.
State Compliance - New York Late Charge Percent Testing: The Late Charge fee of 5% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing.
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: The Security Instrument is missing the original Notary Date.
																						Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101375	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance cure to include $XXXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101424	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing the hazard Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing hazard insurance policy, additional conditions may apply	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,758.00 exceeds tolerance of $3,188.00. Insufficient or no cure was provided to the borrower. (8304)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in loan file State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was disclosed as $3188.00 on the initial Loan Estimate but Disclosed as $3758.00 on the Final Closing Disclosure dated XX/XX/XXXX without a Valid Change of Circumstance. Evidence of cure for increase of $570.00 was not provided		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101441	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	An appraisal based on an interior and exterior property inspection reported on Form 1004 as required by the AUS is missing. An appraisal based on an interior and exterior property inspection reported on Form 1004 as required by the AUS is missing.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX016)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan has been restated Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD. It appears issue date wasXX/XX/XXXX due to similar CD's.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Appraisal receipt provided to the borrower three days to consummation missing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three 3 business days prior to closing.
																						Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR and loan product which was not received by the borrower three 3 business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101447	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXXXX Insurance Verification	Hazard Insurance Policy was not provided. Missing Insurance Verification document forXXXXXXXXXXXXXXXXXX.	REVIEWER - WAIVED COMMENT (2024-06-29): Waived with comp factors REVIEWER - WAIVED COMMENT (2024-06-29): waived with comp factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan has been restated to Safe Harbor Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 document. Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock date was not provided.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101416	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Available Hazard Insurance Policy's effective date is after the note date and insurance premium amount is also different. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial 1003 loan application is missing from the file
State Compliance - New York Late Charge Percent Testing: Late charge of XX% mentioned on note document exceeds the state requirement of 2%
Federal Compliance - (Missing Data) Last Rate Set Date: Signed and dated rate lock agreement was not provided to verify rate lock information.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure dated XX/XX/XXXX
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX was not disclosed to the borrower.
REVIEWER - GENERAL COMMENT (2023-12-04): SitusAMC received comment stating CD dated XX/XX/XXXX was not disclosed to the borrower. However, in the file there are multiple CDs with same date .Kindly provide specific comments indicating the documents ID’s were never provided to the borrower and SitusAMC will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): [Disagree : CD dated XX/XX/XXXX was not disclose to the borrower.  Please see attached Disclosure Receipt dated identifing all CD's disclosed to th eBorrower.
REVIEWER - GENERAL COMMENT (2023-12-15): SitusAMC did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. SitusAMC cannot assume which CD’s that were included in loan package were not issued without complete identification. Comment can include the Doc ID for further identification information. SitusAMC requires a comment stating document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. SitusAMC can then retest if no information in file reflects a disclosure was provided to borrower.
																							REVIEWER - CURED COMMENT (2023-11-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101332	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard insurance policy is missing in file.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXX is under disclosed by $100.00 compared to the calculated Finance Charge of $XXXXX7 which exceeds the $XXXXXthreshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial loan application is missing. Federal Compliance - (Missing Data) Last Rate Set Date: Documentation not found to evidence the Rate Lock Date. Federal Compliance - TRID Final Closing Disclosure Finance Charge: There is a Finance Charge variance in the amount of $100.00. This is due to the $100.00 Title - Mobile Notary/Signing Fee which is considered a finance charge.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX was never disclosed to the Borrower
REVIEWER - GENERAL COMMENT (2023-12-04): Situs AMC received rebuttal that CD dated 3-1-23 was never disclosed to borrower.  However, this would not address the Final CD finance charge underdisclosure.  Final CD was underdisclosed by $100, which is over tolerance and requires cure to borrower. Appears the lender did not include the Title-Mobile Notary (Signing Fee) of $100 in calculations. Final CD issued 4-28-21 & Corrected CD issued 10-11-21 both reflect a Title-Mobile Notary fee of $100 in Section B page 2.  Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $100, proof of mailing and proof of the reopening of rescission to all consumers
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Even with the Title - Movile Notary Fee of $100.00 being disclosed in Sec B it is included with the Rest of the Title Fees and is part of the 10% tolerance review.  With the Drop in the Title Lener's Policy to $350.00 for the originally disclosed $920.00 There is no 10% over tolerance for the loan.
																							REVIEWER - GENERAL COMMENT (2023-12-13): Exception cited is for TILA Finance Charge under disclosure, not TRID tolerance. Finance charge definition/consideration determined under 1026.4 of Reg Z, irrespective of CD placement	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101407	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Rate/Term. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXX Other	The AUS reflects a no cash out refinance, and the borrower is paying off a 2nd lien. Per title, the 2nd was not used to purchase the 1st. The original 1st lien mortgage is dated inXXXX. The 2nd lien is dated in XXXX
1. The AUS reflects a no cash out refinance, and the borrower is paying off a 2nd lien. Per title, the 2nd was not used to purchase the 1st. The original 1st lien mortgage is dated in XXXX. The 2nd lien is dated inXXXX. 2. Missing taxes, HOI and HOA as applicable for the second non-subject REO.
														File is missing document to verify additional other expense of $535 for REO property ‘XXXXXXXXXXXXXXXX’.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXXplus XXXXX% or $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial Application signed and dated by Broker/Loan Officer. Unsigned loan applications in file indicates a telephone interview. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $102.00 exceeds tolerance of $51.00 plus 10% or $56.10. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-11-10): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101423	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)	State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock agreement missing in file.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Final Closing Disclosure shows $0.00 for Non Escrowed Property Costs over Year 1 but HOA dues are $XXXX annually.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101345	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101323	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Removing annuity income increases DTI	REVIEWER - WAIVED COMMENT (2023-12-11): Comp factors used to waive exception	1	2	[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXXX does not match calculated P&I of $XXXXX. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Note P&I of $XXX does not match calculated P&I of $XXXX Note P&I was used for the APR calculation and compliance testing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Removing the borrowers annuity income increases the DTi above the allowable.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial loan application.
																						Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate Lock Agreement	REVIEWER - WAIVED COMMENT (2023-12-11): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101445	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Calculated income used at origination is $XXXXX with a DTI of X%, however clarity calculated incomes is $XXXXX which result in DTI of XX%	REVIEWER - WAIVED COMMENT (2023-12-05): The borrower has a FICO of XXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to restate loan designation to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Loan has been switched to non qm and dti still exceeds Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Document is missing in file.	REVIEWER - WAIVED COMMENT (2023-12-05): The borrower has a FICO of XXX and has been current since origination, and the LTV isXX. Client elects to downgrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101374	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,850.00 exceeds tolerance of $833.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.	REVIEWER - CURED COMMENT (2023-11-15): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101420	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, BorrowerXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment is not within 10 business days of the Note date. Verification of employment for both borrower are datedXX/XX/XXXX and Note date isX/XXXX.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Date rate locked not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three  business days prior to closing. Initial Closing Disclosure dated XX/XX/XXXX was not executed by the borrower and no evidence of receipt date was provided in the file.  Using the mailing rule the Closing Disclosure was not provided at least 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XXXXX% or $XXXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  No valid change of circumstance was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. No valid change of circumstance was provided. No valid change of circumstance was provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101338	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance Policy is missing		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: 1003 Initial - Lender's is missing					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101311	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXXX there was no evidence of extended coverage or the insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-11-28): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-06): There is an insurance coverage shortfall of $XXXXX which is required to be covered, require extended replacement coverage or replacement cost estimator to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-12-14): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-15): Reviewed hazard dec page in file along with trailing doc. Dwelling coverage $XXXXX + $XXXXX (additional extended replacement cost) = $XXXXX. Need to confirm from the agent if the replacement cost coverage up to dwelling + additional coverage or is 100% guaranteed replacement cost?	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee. Fee Amount of $49.83 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77160)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXXnd the disclosure was provided XX/XX/XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXX is missing significant information and missing/reflecting a change in the disclosed Loan Product. Verification the borrower received the Corrected Closing Disclosure at least three business days prior to closing was not provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate was issued XX/XX/XXXX, which was after the initial Closing Disclosure was issued on XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate was issued XX/XX/XXXX, which was after the initial Closing Disclosure was issued on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Pick Up Fee increased without a valid change of circumstance. Insufficient cure was provided to the borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101322	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing the insurance binder from the agent and coverage was verified based on an escrow analysis statement for the existing mortgage. Hazard Insurance Policy not provided.	SELLER - GENERAL COMMENT (2023-11-28): Loan transaction was a refinance of an existing XXXXXXXXXXXXXXXXXXXXXXXX). Loan was Streamline Insurance Review eligible. Hazard insurance was adequate and losses to the dwelling will be paid on a replacement cost basis. Streamline approval attached.
REVIEWER - CLEARED COMMENT (2023-12-07): Hazard insurance streamline review was approved. Exception Cleared
REVIEWER - RE-OPEN COMMENT (2023-12-07): Cleared an error, exception remains.
SELLER - GENERAL COMMENT (2023-11-29): Loan qualified for a streamline Hazard Insurance review, so no dec page needed.  See attached notes from loan.
REVIEWER - GENERAL COMMENT (2023-12-07): We require a hazard policy. Exception remains.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $85.00 plus 10% or $93.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $784.00 exceeds tolerance of $659.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial loan application is missing from the loan file. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement not provided.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101347	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not signed and dated. State Compliance - New York Late Charge Percent Testing: Note reflects a late Charge of 5% of P&I. State late charge maximum is 2% of P&I. Note does not have a late charge addendum correcting late charge verbiage on note to meet state guidelines. Federal Compliance - (Missing Data) Last Rate Set Date: Missing a Rate Lock Agreement signed by Borrower.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101369	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	Proprietary lease indicates borrower is responsible for all interior fixtures, however, the corporation is responsible for all other repairs.	SELLER - GENERAL COMMENT (2023-11-27): Coverage is sufficient. Per the Cooperative Proprietary Lease, the corporation shall provide and pay for all necessary repairs, maintenance and replacements of project property, including the member's dwelling unit.
REVIEWER - GENERAL COMMENT (2023-11-30): Cooperative Proprietary Lease received is forXXXXXXXXXXXXXXX, New York which is not for our subject. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): See attached Proprietary Lease, Article 11.b. Coverage is sufficient. Per the Cooperative Proprietary Lease, the corporation shall provide and pay for all necessary repairs, maintenance and replacements of project property, including the member's dwelling unit.
REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - HO-6 is required to verify the unit coverage.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $335.00 exceeds tolerance of $333.00. Insufficient or no cure was provided to the borrower. (7200)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in loan file . State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%. Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of rate lock date. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX and XX/XX/XXXX Loan Estimate and again onXX/XX/XXXX Closing Disclosure with no valid change evident		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101437	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX [3] Document Error - Missing verification of the existance of self-employed business within 20 days of the Note Date (COVID-19).: Borrower: XXXXXXXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX;	Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19) Verification of the existence of self-employed business not within 20 days of the Note Date	SELLER - GENERAL COMMENT (2023-11-27): 2 months account statements not required. See attached XXXX Cert, LP and DU Findings.
REVIEWER - GENERAL COMMENT (2023-12-01): 2 months of banks statements that support the income is required to clear this. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Per policy 2 mo bank statements not required for Sole Proprietorship income.
REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - Required 2 most recent months’ worth of business deposit account statements at the time of application.
SELLER - GENERAL COMMENT (2023-11-27): VVOE for Brenda Plante in file datedXX/XX/XXXXxpired onXX/XX/XXXXNote dateXX/XX/XXXXVOE was within 20 business days of note date.
REVIEWER - GENERAL COMMENT (2023-12-01): Verification of existence of business has to be within 20 days of Note. The current VVOE is 21 days from Note date. Exception Remains
															SELLER - GENERAL COMMENT (2023-12-13): Per policy, self employed VOE good for 20 business days, not calendar days . VOE expiredXX/XX/XXXX with note dateXX/XX/XXXXREVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - Verification of existence of business has to be within 20 days of Note. The current VVOE is 20 days from Note date.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date Not Provided					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101406	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total. Fee Amount of $75.00 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (8202)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial loan application.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate Lock Agreement
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issuedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: No evidence of when the initial Closing Disclosure was received by the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased onXX/XX/XXXX Closing Disclosure with no change evident. Cure of $31.00 was not sufficient to cure for $35.00 tolerance.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101431	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)	Application / Processing - Missing Document: Missing Lender's Initial 1003: The Initial Loan Application (1003) is not provided
State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set and Initial Rate Lock Date not provided
																						Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure dated XX/XX/XXXX was not signed by the borrower and there is no proof in file that it was provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101283	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing Initial Loan Application and Hazard Declaration with Lender Mortgagee Clause. The File is missing a copy of Hazard Insurance Policy Document.	SELLER - GENERAL COMMENT (2023-11-27): See attached Intitial Loan Application. Insurance was streamline approved, see attached UW notes.
REVIEWER - GENERAL COMMENT (2023-11-30): Received confirmation which states the streamline hazard review was approved but the policy that was reviewed is missing. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Loan transaction was a refi of an existing XXXXXXXXXXXXX (XXXXXXXX). Loan was Streamline Insurance Review eligible. Evidence of hazard insurance is not required on XXXXXXXXXXX to XXXXXXXXXXXXXXXX refinances when all of the Streamline Insurance Review requirements are met.
REVIEWER - GENERAL COMMENT (2023-12-14): Hazard insurance is required to verify coverage amount. Exception Remains
SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed.  See attached notes from loan.
															REVIEWER - GENERAL COMMENT (2023-12-12): Missing the HOI declarations page to confirm the info listed on the HOI.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,773.00 exceeds tolerance of $1,308.00 plus 10% or $1,438.80. Insufficient or no cure was provided to the borrower. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing an initial lender loan application. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,513.00 exceeds tolerance of $1,308.00 plus 10% or $1,438.80.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101444	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in file. State Compliance - New York Late Charge Percent Testing: The late charge of 5% exceeds the state maximum of 2%. Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock agreement is missing in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101326	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): Notes not provided for this issue. HOI missing.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of the greater of % of the Federal Total Loan Amount and $3445.00 (2022). Points and Fees total $3,773.75 on a Federal Total Loan Amount of $100,522.85 vs. an investor allowable total of $3,445.00 and $3445.00 (2022) (an overage of $328.75 or %).
																					[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.	REVIEWER - CANCELLED COMMENT (2023-11-29): Client elected to remove FNMA testing, email 11/29 REVIEWER - RE-OPEN COMMENT (2023-11-30): Client elected to retain these exception. Loan is seasoned < 24 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $62,575.94 is under disclosed by $250.00 compared to the calculated Finance Charge of $62,825.94 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $62,575.94 is under disclosed by $250.00 compared to the calculated Finance Charge of $62,825.94 which exceeds the $100.00 threshold. Fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Page 1 of closing disclosure issuedXX/XX/XXXX lists Homeowner's Insurance and HOA at $716.67 monthly and page 4 non-escrowed estimated property costs are blank.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however, the homewoners insurance was escrowed.  Page 4 did not disclose as such.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: The Final Closing Disclosure indicated there would be an escrow account, but the box for disclosure of the estimated property costs over year 1 was left blank on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure page 1 and 2 indicate an escrow account, however, page 4 indicates there will not be an escrow account.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101370	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100518	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception:	Verified disclosed defect XXXXXXXXXXXXXXXXXXX- Delinquency		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX is missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100531	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Verified disclosed defect: Repurchase from Standard - loan was in bankruptcy but discharged. Purchase Agreement not provided.	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations disclosure not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided was the Final and issued on same day as closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest Inspection Fee was not disclosed on the Loan Estimate but increased to $95.00 with no valid change evident.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100782	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception:	Verified stated defect - early payment default.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100544	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2295157)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The CDs in file indicate a monthly tax amount of $61.37 however, the initial 1008 and tax documents provided indicate the actual tax amount is $100.18. per month. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified disclosed defect. The Loan Estimate is e-signed XX/XX/XXXX the same date as the Closing Disclosure Issuance date.	REVIEWER - CURED COMMENT (2023-11-24): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100530	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Mortgage / Program Eligibility - Original As-Is LTV exceeds the maximum allowed per guidelines.: Calculated Original As-Is LTV of exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV .	Verified stated defect. XXX% LTV exceeds 75% maximum for XX Condo.	1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
																					[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed at closing with no evidence of Notice receipt at least 3 days prior to closing. Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Flood Insurance is not escrowed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXXnd the disclosure was providedX/XX/XX.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100905	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100517	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100475	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect - subject not bracketed in age and parking utility.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100489	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Adjustments - Valuation Issue: Subject property valuation reflects excessive comparable adjustments not explained	Verified disclosed defect. Subject property is not bracketed by location. Only one of the comparable sales is located within a half mile of the subject. The 2nd and 3rd comparable sales are located over 5.5 miles from the subject; furthermore, the subject noted neighborhood characteristic is Suburban indicating closer more suitable comparable sales should be available.		1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100457	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Reconciliation - Appraisal does not support the appraised value.	Verified disclosed defect. The subject Appraisal dated XX/XX/XXXX indicates all 3 comparable sales are more then 23 miles away from the subject, the 4th comparable is a listing in the same town as the subject. The Neighborhood Characteristics of the subject is listed as Suburban, the lack of local comparable sales to the subject renders the value incomplete.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100483	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Stated defect - Fannie Mae Repurchase - Underwriting issue - Appraisal		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $64.40 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-11-27): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100497	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Stated defect - Amerihome Repurchase - underwriting issue - Proper approval not obtained at time of origination. Delinquent in early loan payment cycle but now current.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100311	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Insurance coverage is insufficient by $128,900 based on 80% appraisal value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided. Verified stated defect. Borrower's self-employed income was not supported as qualified by lender.	REVIEWER - WAIVED COMMENT (2023-12-21): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.40 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-12-21): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-11-24): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101810	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)		REVIEWER - CURED COMMENT (2023-12-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101775	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101725	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX% [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Stated Defect- Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%. Lender did not consider active HELOC lien on subject property. Stated Defect- Calculated Combined high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%. Lender did not consider active HELOC lien on subject property. Insurance coverage is insufficient by $1,808 based on Loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101269	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101539	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100476	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - LDP results indicate a party to the transaction is excluded from eligibility. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Stated defect - No party associated with the subject loan transaction can be on the FHLMC's Exclusionary List. The LO XXXXXXXXXXXX was placed on the list effective XXXXXXXXXXXXXXXXXXXXXX. Insurance coverage is insufficient by $14,000 based on loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - WAIVED COMMENT (2024-01-30): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,715.04 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,635.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Loan Estimate issued XX/XX/XXXX. No valid change of circumstance was evident and no tolerance cure was noted.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100525	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect - Appraisal noted functional obsolescence due to only 1 bedroom with all comparable at 3 or 4, no further explanation provided. Property was also not bracketed with all sales having an inferior adjustment for lot size and for subject's lack of a garage and status as unique property as a garage conversion.	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Appraisal indicates subject is a Single family detached but field review indicates subject is a PUD.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $8,382.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,687.50 exceeds tolerance of $1,683.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $550.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,687.50 exceeds tolerance of $1,683.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial XX/XX/XXXX closing disclosure was signed on XX/XX/XXXX missing evidence of earlier receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on 4/20 Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Taxes were increased on the XX/XX/XXXX CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Re-Inspection Fee was added on the XX/XX/XXXX CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee increased XX/XX/XXXX CD with no valid change evident.	REVIEWER - CURED COMMENT (2023-12-18): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101088	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect. Appraisal comparable sales did not bracket subject in GLA or location. Subject was smaller than all comparables in GLA. Subject was the farthest north and the most distant from main roads.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $17,086.53 on a Federal Total Loan Amount of $475,954.02 vs. an investor allowable total of $14,278.62 (an overage of $2,807.91 or .58995%).
																					[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101079	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Occupancy discrepancy.: Property occupancy of Primary does not match Guideline property occupancy of .	Verified stated defect. Deed of Trust and Warranty Deed both listed family owned departure address as mailing address.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $309,735.83 is under disclosed by $280.47 compared to the calculated Finance Charge of $310,016.30 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $881,545.83 is under disclosed by $130.47 compared to the calculated total of payments of $881,676.30 which exceeds the $100.00 threshold. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges understated by $280.47. Deal settings elected by the client are set to Non-Finance Charge Closing Costs then Finance Charge for lump sum credit of $2,049.50. Fees included in the finance charge calculation are:,Courier/Wire Fee $30, Flood Certification $8, Prepaid Interest $46.76, Tax Service Fee 85, Processing Fee $695, Title -Courier Fee/Express/Messenger Fee 99.72, Title Recording Service Fee 20.00, Title- Settlement/Closing /Escrow Fee$2,300, Title -Signing Fee $250.00, Title -Sub Escrow Fee 62.50 and Underwriting Fee $1,350.
																						Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Final Closing Disclosure issued onXX/XX/XXXX, page 1 disclosed a PITI payment on $XXXX, which does not match the calculated PITI of $XXXX.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101051	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Missing Final 1003	Stated defect - Primary residence however per lender's self-report the subject was listed for rent.	REVIEWER - GENERAL COMMENT (2024-01-22): Initial 1003 provided. Need final 1003.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $15,328.50 on a Federal Total Loan Amount of $446,199.05 vs. an investor allowable total of $13,385.97 (an overage of $1,942.53 or .43535%).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: The Closing Disclosure dated XX/XX/XXXX indicates on page 4, the MI payment of $105.00 was included in the escrow payment.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: XX/XX/XXXXD missing evidence of receipt, it was signed XX/XX/XXXXt closing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101993	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Application / Processing - Missing Document: Approval not provided	Calculated investor qualifying total debt ratio of XX% exceeds 1008 total debt ratio of XX%. Investor ratios calculated using interest rate of XX%. No evidence of an Approval for this loan file.	SELLER - GENERAL COMMENT (2024-02-21): Investor DTI finding is correct – 1008 was marked at a qualifying rate of XX%. Correct DTI now atX% qualifying rate is XX%. Investor notes state DTI exception may be available with compensating factors….Borrower had 15mos PITIA reserves left after closing as a compensating factor.
REVIEWER - GENERAL COMMENT (2024-02-22): Earliest guidelines provided dated XX/XXXX state maximum DTI is XX%, exception remains.
REVIEWER - WAIVED COMMENT (2024-03-13): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2024-03-13): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender qualifying rate on 1008 XX% however loan closed for XX% causing a DTI variance.	REVIEWER - WAIVED COMMENT (2024-03-13): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101939	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022) [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX022)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Latest LE and Initial CD both issued and received onXX/XX/XXXX. Revised LE was provided within 3 days of closing date instead of 4 days, Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Latest LE and Initial CD both issued and received onXX/XX/XXXX. Revised LE was provided within 3 days of closing date instead of 4 days,		Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101941	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101947	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is XX/XX/XXXX and disclosure was dated XX/XX/XXXX. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent isXX/XX/XXXX which was after the date of the initial Loan Estimate provided electronicallyXX/XX/XXXX.	REVIEWER - CURED COMMENT (2024-02-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101932	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101940	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,720.00 exceeds tolerance of $1,710.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Investor restated as Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.	REVIEWER - GENERAL COMMENT (2024-03-07):XX/XX/XXXXeceipt was provided, however final appraisal datedXX/XX/XXXXeceipt remains outstanding. REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100631	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX VVOE - Employment Only [3] Appraisal Documentation - Missing Document: Appraisal not provided	Verifications Of Employment from previous employers not found in file for primary borrower.	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,949.00 is underdisclosed from calculated Finance Charge of $49,762.97 in the amount of $1,813.97.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100347	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE dating does not meet requirements.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100421	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,035.59 is underdisclosed from calculated Finance Charge of $44,348.11 in the amount of $312.52.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Initial GFE does not provide 10 business day availability for all other settlement charges. GFE reflects XX/XX/XXXX, however the calculated date is XX/XX/XXXX. Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge underdisclosed by $312.52. It appears the entire loan origination fee was not included in the prepaid finance charges.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101712	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,080.16 is underdisclosed from calculated Finance Charge of $76,865.17 in the amount of $785.01.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL finance Charge is underdisclosed in the amount of $785.01.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100857	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $237.00 exceeds tolerance of $114.00 plus 10% or $125.40.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: Per Cd Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Per Cd Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Confirmed Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Per Cd Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee of $5.00 exceeds tolerance of $0.00. No cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100341	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided	Based on the stated value of $XXX,XXX, the HOI coverage of $XXXXX is short by $XXXXX in coverage.		1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100633	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100928	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided			1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100686	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.		Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100587	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX III Business License, P&L Statement [3] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,486.96 is underdisclosed from calculated Finance Charge of $111,685.16 in the amount of $198.20.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: 10 business days availability of estimate was not provided Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge was under-disclosed for the following fees(s): Loan Origination Fee.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100470	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101133	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TIL shows date of XX/XX/XXXX and should be XX/XX/XXXX.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100323	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Undisclosed installment opened same month as subject resulted in DTI increase.	REVIEWER - GENERAL COMMENT (2023-01-23): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated loan designation to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Appraisal Fee was increased to $595.00 with no Valid COC or Cure provided.	REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - General QM Provision Income and Assets - K-1 Less Than 25 Percent: General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXXX/Schedule K-1 less than 25 Percent)	BUYER - GENERAL COMMENT (2021-10-28): Please advise what is required to clear this finding (narrative provided is unclear); Borrower has less than 25% ownership in [Redact] as per XXXX K-1.
REVIEWER - GENERAL COMMENT (2021-10-29): Please provide signed and dated P&L for [Redact], exception remains.
BUYER - GENERAL COMMENT (2021-11-02): LOX on income from [Redact] and UW calculations
REVIEWER - GENERAL COMMENT (2021-11-03): Signed and dated P&L for [Redact] is still missing. Exception remains.
BUYER - GENERAL COMMENT (2021-11-03): The K1 shows less than 25% ownership.  P&L is not required.  No income is being used from [Redact].  Please remove condition
REVIEWER - GENERAL COMMENT (2021-11-04): Exception regraded to EV2-B as recency issues due to tax returns being on extension and app date ([Redact]) past original due date for the returns ([Redact]).
REVIEWER - GENERAL COMMENT (2021-11-05): Exception downgraded to an informational EV2 for tax return recency. Only receipt ofXXXX personal tax returns will clear the exception. Client may acknowledge and waive with no affect on grading. Exception remains.
BUYER - GENERAL COMMENT (2021-11-08): Income Calculation Worksheet attached
BUYER - GENERAL COMMENT (2021-11-08): LOX income calculations attached
BUYER - GENERAL COMMENT (2021-11-08): XXXX K1 [Redact] attached
REVIEWER - GENERAL COMMENT (2021-11-09): Provided Income Worksheets were already present in file and have been already reviewed, Borrower XXXX personal tax return is on extension and the only requirement to clear this exception is XXX tax return, but since Borrower is on tax extension , this Exception has downgraded to an informational EV2 for tax return recency. Only receipt of XXXX personal tax returns will clear the exception. Client may acknowledge and waive with no affect on grading. Once client acknowledgment is received, this exception will be cleared. Exception remains.
BUYER - GENERAL COMMENT (2021-11-16): XXXX 1040 tax extension Uploaded
																							BUYER - WAIVED COMMENT (2021-11-16): EV2 Informational; XXX 1040 Tax Extension uploaded.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100668	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	AUS reflects property type as "Attached," whereas BPO and 2055 in file reflect Detached SFR.	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,894.48 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $195.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7565)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: Verified monthly costs in the file are $XXX for insurance, $XXX for taxes and $XX for PMI. The figure on the CD appears to have left out the PMI.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title - Exam Fee was added on the final Closing Disclosure.  The file did not contain a valid Change of Circumstance for the added fee and although a tolerance cure was provided at closing, it was not sufficient to cure both tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title - Recording Service Fee was added on the final Closing Disclosure. The file did not contain a valid Change of Circumstance for the added fee and although a tolerance cure was provided at closing, it was not sufficient to cure both tolerance issues.	SELLER - GENERAL COMMENT (2023-02-20): Per regulation this amount should include MI DISCLOSED in the escrow section. Per MI cert, MI is zero monthly, and was not disclosed in the escrow section of the CD, therefor should not be included on page 5
REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.
SELLER - GENERAL COMMENT (2023-02-21): Cure amount of $209 disclosed on final CD includes total title fees on CD of 932 less title fees disclosed on LE of 723.  total cure should be 209.00 for zero tolerance fees that increased.  cure disclosed on final CD, signed at closing is $209.00
REVIEWER - GENERAL COMMENT (2023-02-21): Title - Recording Service Fee and Title - Examination Fee are paid to Lender affiliate and will be considered under 0% tolerance and will be calculated individually for Cure. Title - Recording Service Fee for $15 and Title - Examination Fee for $195 were directly disclosed on Final CD without valid reason for change, Total Cure required is $15 + $195 = $210. Provided cure is for $209. Please provide additional cure for $1. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-02-21): Cure amount of $209 disclosed on final CD includes total title fees on CD of 932 less title fees disclosed on LE of 723.  total cure should be 209.00 for zero tolerance fees that increased.  cure disclosed on final CD, signed at closing is $209.00
																							REVIEWER - GENERAL COMMENT (2023-02-21): Title - Recording Service Fee and Title - Examination Fee are paid to Lender affiliate and will be considered under 0% tolerance and will be calculated individually for Cure. Title - Recording Service Fee for $15 and Title - Examination Fee for $195 were directly disclosed on Final CD without valid reason for change, Total Cure required is $15 + $195 = $210. Provided cure is for $209. Please provide additional cure for $1. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101136	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception:	Property 5 appears on a MERS report, Fraud Report and final, signed 1003. Adding additional REO debt increased DTI above XX% allowed on LP. Loan file indicates property is to be closed on inXX/XXXX Verified disclosed defect. The non-borrowing spouse signed the note. A new note was signed properly however Freddie Mac would not accept it.	SELLER - GENERAL COMMENT (2023-04-21): Decision not to include in the DTI due to there being doubts the new loan would close three months later.
REVIEWER - GENERAL COMMENT (2023-04-24): lender to provide documentation confirming this REO's application fell through and REO not purchased.
REVIEWER - WAIVED COMMENT (2023-04-26): Client elects to down grade and waive using compensating factors.
FICO is XXX above 680.
over 39 months in reserves.
LTV is XX%
Over 20 years in the field.
REVIEWER - WAIVED COMMENT (2023-04-26): Client elects to down grade and waive using compensating factors.
FICO is XXX above 680.
over 39 months in reserves.
LTV is XX%
															Over 20 years in the field.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100746	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	DTI exceeds due to undisclosed debt.
Please provide documentation to support evidence of additional auto lien taken out prior to closing. An installment loan #XXX was opened on XX-XXXX with a balance of $10K, but the post-close credit report shows this debt is closed with no payment provided to add to the DTI.
														Verified Disclosed Defect: Fannie Mae-Initiated repurchase due to customer taking out a new car loan prior to closing, have no proof to verify. An installment loan XXXX was opened on XX-XXXX with a balance of $10K, but the post-close credit report shows this debt is closed with no payment provided to add to the DTI.	REVIEWER - WAIVED COMMENT (2023-05-30): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-30): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-30): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Verified stated defect- Undisclosed debt -XXXXXXXXXXXX with monthly payment of $XXXXX. DTI is XX% Preliminary title did not list policy coverage amount.	REVIEWER - WAIVED COMMENT (2023-05-03): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan restated to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-05-03): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100968	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Documentation - Missing Document: Asset not provided	Guidelines indicate self-employed borrowers using business funds for closing must provide a Tax preparer/CPA letter stating whether funds withdrawn from the business will have a negative impact on the business. All of the qualifying funds were in a business account and there was no letter in file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101182	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX 1040 (XXXX)	File is missing E-Sign Consent Agreement. Guidelines require signed 1040.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Miscellaneous - Credit Exception: [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing signed 1040s per guidelines. Hazard policy provided forXXXXXXXXXXXXXthis is a possible undisclosed property. File is missing Hazard Insurance policy for the subject property.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-05-04): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101084	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General - Flood Certificate Subject Address does not match Note address. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%. [3] Insurance Analysis - Insurance address does not match Note address.	Unit #103-C is missing on note address. The calculated LTV of XX% exceeds guideline max of 80%. Unit #103-C is missing on note address.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)		REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100940	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	LTV exceeds guideline max of 80%.		1				2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)			Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100915	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Loan LTV exceeds guidelines maximum allowed amount of 80%.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101111	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Calculation / Analysis - Missing Document: Alternative credit requirements are not satisfied.: Credit Report: Original // Borrower: XXXXXXXXXXXXXXXX	Minimum two tradelines are required as per guidelines, only 1 source of alternative credit (electric bills) given in file. Provide one more source to verify alternative credit.		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,940.70 exceeds tolerance of $1,556.00 plus 10% or $1,711.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: EV1	REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101068	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100991	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	The LTV exceeds max allowable LTV of 80%.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $515.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: EV-1.	REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	As per guidelines 80% max LTV is allowed.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101112	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Calculated loan to value percentage of XX% exceeds Guideline maximum loan to value percentage of XX%		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Max LTV is allowed up to 80% as per guidelines.		1				2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)			Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100757	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX,XXX is greater than Guideline maximum loan amount of $XXX,XXX.	Investor program 5000-ITIN-24BS - No Social Security Number with Bank Statement. Borrower's do have social security number. Waived by Lender. Note loan amount of $XXX,XXX is greater than Guideline maximum loan amount of $XXX,XXX Waived by lender.	REVIEWER - WAIVED COMMENT (2023-06-26): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-06-26): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101105	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXX [2] General - Missing Document: Verification of Non-US Citizen Status not provided [2] General Appraisal Requirements - Valuation Error: Subject zoning compliance not provided.	Lender exception waiver provided for distant comparables. Missing ITIN notification. Missing ITIN for XXXX. Agricultural required exception, lender exception waiver with compensating factors provided.	REVIEWER - WAIVED COMMENT (2023-05-17): Waived prior to closing. REVIEWER - WAIVED COMMENT (2023-06-15): Waived with verified compensating factors. SELLER - GENERAL COMMENT (2023-06-14): Tax transcripts forXXXX,XXXX and XXXXXncelled checks for rent payments, XX% DTI, XX% LTV REVIEWER - WAIVED COMMENT (2023-06-15): Verified compensating factors provided to waive. REVIEWER - WAIVED COMMENT (2023-05-17): Waived prior to closing	1				2	[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: Compliant, no further action required.			Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101491	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXXXX Insurance Verification	Verify if PITI included in mortgage payment and if not provide hazard insurance verification.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101160	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect - Rental loss of REO property and XXXXXXXXXXXXXdebt opened onX/XXXX with a monthly payment of $XXXXX was not disclosed at the time of application.	REVIEWER - WAIVED COMMENT (2023-07-13): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Non-QM loan based on DTI exception waived with compensating factors. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-07-13): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101093	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect - Lender's income was supported by bi-weekly income x 26 weeks, however per paystubs and wvoe, it is paid 38.8 weeks per year.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101173	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect - Lender's AUS excluded a Bank of America debt opened on X/XXXX with a monthly payment of $305.00 not disclosed at the time of application.	REVIEWER - GENERAL COMMENT (2023-06-14): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $16,191.85 on a Federal Total Loan Amount of $475,548.54 vs. an investor allowable total of $14,266.45 (an overage of $1,925.40 or .40488%).
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI exceeds guides due to undisclosed debt.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated
Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation was updated to Non qm Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier receipt missing from file. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	REVIEWER - GENERAL COMMENT (2024-03-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101865	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100705	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] General - FHA - Loan Transmittal (92900-LT) is not compliant.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents)
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Last Sale Date: XX/XX/XXXX; Case Number Assignment Date: XX/XX/XXXX	Missing the source of gift funds for the $XXXXX gift funds.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: No valid COC or cure was provided. Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: No valid COC or cure was provided.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101867	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXXX, XX Tax Verification HOA Verification, Statement [2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: WILDFIRES Disaster Declaration Date: XX/XX/XXXX	Tax verification are not in file forXXXXXXXXXX and XXXXXXXXXX Properties.	REVIEWER - WAIVED COMMENT (2024-02-23): Inspection after disaster but prior to disaster end date reveled average or good condition.	1	3	[3] General - Incomplete Document: HUD-1 Addendum is incomplete
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX014)	General - Incomplete Document: HUD-1 Addendum is incomplete: HUD page 1 indicates Deposit or Earnest Money of $14,405.70. Subject is a refi cash out of investment property. No documenation to indicate what the earnest money is for.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the effective date ofXX/XX/XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above 680.	No	TNR Testing Not Required	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101868	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	HOI coverage was insufficient by $XXXXX at the time of origination.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been redeisgnated to Non qm	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101869	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower:XXXXXXXXXXXXX, Credit Report: Original // Borrower:XXXXXXXXXXXXXX
[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXX, Borrower: XXXXXXXXXXXXX	The credit report is more than 120 days old at closing. VOE is not 10 business days prior to Note.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal was not provided three days prior to consummation date. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing right to receive a copy of appraisal three days prior to closing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101861	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - Signature requirements per the VA Loan Disbursement Form 26-1820 were not met.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) [2] Government Documentation - VA Loan Disbursement Form 26- 1820 is not compliant.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)	The Replacement Cost Estimator was Not Provided. Insufficient Hazard Insurance Coverage.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,981.26 is underdisclosed from calculated Finance Charge of $413,333.51 in the amount of $352.25.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The Appraisal Waiver was Signed onXX/XX/XXXX and onXX/XX/XXXX.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101863	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been updated to Non qm Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten business day availability for estimate of charges and terms for all other settlement charges. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101864	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	Federal Compliance - TRID Closing Disclosure Status Test: File was required to be processed using LE's and CD's.
Federal Compliance - Disbursement Date Missing: A final CD was not provided to capture this from.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: No evidence of earlier disclosure was provided
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: File was required to be processed using LE's and CD's.	Federal Compliance - TRID Closing Disclosure Status Test: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.
For TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above 680.	Yes	TR Indeterminable	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101870	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXBorrower: XXXXXXXXX 4506-T (XXX), 4506-T (XXXX) 4506-T (XXXX), 4506-T (XXXX) [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: AddressXXXXXXXXXXX, ME Insurance Verification, Statement, Tax Verification	Missing income and REO docs.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of earlier receipt by the borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Case # Assignment does not indicate "All borrowers passed SSN validation". [3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Guideline Issue - The Effective Date of the appraisal is not after the FHA Case Number Assignment date, as required by FHA.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Appraisal Effective Date: XX/XX/XXXX; Case Number Assignment Date: XX/XX/XXXX	FHA Case # Assignment contains warning for all borrowers. FHA - Initial HUD Addendum to the Loan Application 92900-A missing from the file. Appraisal effective date of XX/XX/XXXX is before FHA Case Number Assignment Date of XX/XX/XXXX.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to non qm at clients request		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100848	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	Missing Final 1003 for both borrowers.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing right to receive a copy of appraisal. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Missing RESPA Initial Escrow Account Disclosure. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier receipt missing from file.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101866	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXXXXXXX WVOE - Includes Income
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXX, XX Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXX XX Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: X XXXXXXXXXXXXXXXXXX XX Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address:  XXXXXXXXXXXXXXXXXX XX Statement
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX
													[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Please provide the AUS, in addition to the REO docs conditioned. The WVOE is post-close. Please provide a WVOE, dated prior to closing. The only AUS provided is post-close. Please provide an AUS for on/before closing. Please provide evidence of HOI effective at closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Please provide evidence the borrower received the appraisal at least three days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101871	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101862	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	HUD Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75104)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $745.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Lender provided the incorrect Right to Cancel form. Original Lender on the Title Report is not the same as the new Lender.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was provided on XX/XX/XXXX and the Closing Date is XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Appraisal Review Fee not disclosed on the Loan Estimate dated XX/XX/XXXX, but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, sufficient or excessive cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Appraisal Fee was last disclosed as $695.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $745.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, sufficient or excessive cure provided at closing.	REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-02): Sufficient Cure Provided At Closing	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101168	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect: Incorrect Income Calculation - Rental Income/Loss: The borrower owned rental property. The lender included rental income of $XXXXX in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss was $XXXXX. Due to which DTI went up to XX%.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified disclosed defect: Incorrect Income Calculation - Rental Income/Loss: The borrower owned rental property. The lender included rental income of $834.40 in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss was $433. Due to which DTI went up to XX%.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100276	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,020.80 exceeds tolerance of $370.00.  Insufficient or no cure was provided to the borrower. (8304)
																					[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for 0% tolerance violation ($645.80) was not provided. No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence the copy of appraisal was sent to the Borrower. Federal Compliance - TRID Final Closing Disclosure Closing Date: Validated	REVIEWER - CURED COMMENT (2019-11-17): Post close CD sent to borrower with corrected date	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100281	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The application date isXX/XX/XXXXnd the disclosure was providedXX/XX/XXXXFederal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date isXX/XX/XXXXnd the disclosure was provided 5/23/19.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101080	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect- Lender used rental income from lease agreement instead of Schedule E.	REVIEWER - WAIVED COMMENT (2023-08-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $856.08 exceeds tolerance of $738.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	REVIEWER - WAIVED COMMENT (2023-08-16): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101056	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,174.50 exceeds tolerance of $938.00 plus 10% or $1,031.80. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-08-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101197	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Miscellaneous - Credit Exception: [1] Closing / Title - Final Title is marked as missing	Verified defect. Purchase Plus renovation and now borrower is delinquent reclassified from performing to delinquentX/X. Per Fannie Mae guidelines, , the lender must obtain a title update through the date the renovation was completed, to ensure the continuance of Fannie Mae’s first lien priority and the absence of any mechanic's or materialmen’s liens. The note date is XX-XXXX and the final title in the file is the same date. The 1004D/442 is datedX-XXX. Missing title after completion.	REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Loan Originator was not located on the NMLS website. State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): There are no invoices to confirm actual fees charged. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee Amount of $600.00 exceeds tolerance of $550.00 for appraisal. Sufficient cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023-08-08): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability: 31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs. For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101994	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception: [1] Closing / Title - Final Title is marked as missing	Per Fannie Mae guide regarding the certificate of completion, Renovation work must be completed no later than 15 months from date the loan is closed. In the rare circumstance a renovation project exceeds 15 months, the lender must submit this information to Loan Quality Connect to describe the circumstances resulting in the delay and determine potential remedies. A limited extension of the timeframe (not to exceed 18 months from the date the loan was closed). The note date is 4-2019, and the 1004D/442 is dated XX-XXXX, which is over 15 months from closing. There is no extension in the file, and the time frame from closing and the 1004D date is over 18 months.
Verified defect. Homestyle loan and borrower 24mo. Delinquent
														Per Fannie Mae guidelines, the lender must obtain a title update through the date the renovation was completed, to ensure the continuance of Fannie Mae’s first lien priority and the absence of any mechanic's or materialmen’s liens. The note date is X-XXXX and the completion date, per the 1004D/442, is dated XX-XXXX. The only title in file is the date of the note date.	REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101178	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception: [1] Closing / Title - Final Title is marked as missing	Verified defect. Recourse triggered by delinquency. Final CD reflects donor funds credited, however missing actual proof of donor funds provided to title company. Per Freddie Mac guidelines, , the lender must obtain a title update through the date the renovation was completed, to ensure the continuance of Fannie Mae’s first lien priority and the absence of any mechanic's or materialmen’s liens. Note date isX-X-XX, and certificate of completion is datedX-XXXX. Missing final title after the completion date.	REVIEWER - WAIVED COMMENT (2023-09-21): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Reconciliation - Valuation Issue: BPO indicated subject property contains valuation issues.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	BPO shows repair cost of $600 for exterior paint. Need confirmation if any repairs are pending.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX020)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $0.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The mortgage insurance is being included on page 4 as part of the escrows, and page 1 reflects a different amount. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-08-08): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101170	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101127	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $8,529.81 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on the XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101199	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,348.99  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,510.00. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $37.00 exceeds tolerance of $33.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Closing Disclosure issued XX/XX/XXXX. There was Change of Circumstance for increased appraisal fee that was not valid for this fee or No valid change of circumstance was evident and no tolerance cure was noted. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101200	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Borrower has one or more mortgage lates, which is not allowed per guidelines.	Verified Disclosed Defect - Borrower has one 30 day & one 60 day late in last 12 months for mortgage account.	REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101198	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Missing evidence of post close purchase per stated defect.	REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Lavey,Caleb Celina Corner Bros/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Lavey,Caleb CSCL Cadiz LLC/Partnership)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,500.00 exceeds tolerance of $585.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-09-13): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified Stated Defect - Loan Done with Construction - Selling Perm / rate below market	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2234226)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.
Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: Missing initial statement.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: Informational due to construction to permanent financing. AP table calculations $1922.00 P&I Min & Max on first change amount (1/2 of max advanced int only amount). P&I Subsequent change period 0, max pymt amount $4900 and P&I Max pymt # 13.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Informational due to construction to permanent financing.AP table calculations $1922.00 P&I Min & Max on first change amount (1/2 of max advanced int only amount). P&I Subsequent change period 0, max pymt amount $4900 and P&I Max pymt # 13.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Informational due to construction to permanent financing. AP table calculations $1922.00 P&I Min & Max on first change amount (1/2 of max advanced int only amount). P&I Subsequent change period 0, max pymt amount $4900 and P&I Max pymt # 13.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Construction Perm P&I when initial construction phase P&I is based on interest only on advanced amount.  P&I is calculated at half the max.   Corrected CD and LOE to borrower that would correct the P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $1921.88.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Construction Perm P&I minimum when initial construction phase P&I is based on interest only on advanced amount.  P&I minimum is calculated at half the max.  Corrected CD and LOE to borrower that would correct the minimum P&I calculation per the construction permanent loan addendum to note which states that interest only payments due on advanced amount only and is calculated at half the max P&I or $1921.88 on payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Informational due to construction to permanent financing.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Informational due to construction to permanent financing.	SELLER - GENERAL COMMENT (2023-09-25): Please advise why this is an EV3? Loan is construction to perm and not rescindable.
SELLER - GENERAL COMMENT (2023-09-25): Please advise why AMC is using the advanced amount as 1/2 or the loan amount and not the actual advanced amount.
SELLER - GENERAL COMMENT (2023-09-25): Please disregard the comment related to 1/2 of the loan amount and P&I min. Please advise regarding the Event level on a non-rescindable loan.
REVIEWER - GENERAL COMMENT (2023-09-27): Payment stream does not match expected calculated payment stream.  Calculations show MI termination at payment 190, and Final CD shows MI termination at end of year 5.  This s a payment stream exception and is a material exception carrying and EV3.
SELLER - GENERAL COMMENT (2023-09-28): XXX agrees this is typically an EV3 however once SOL expires severity level is downgraded to EV2. Please note AMC Compliance Factor stated in Clarity: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. This is a non-rescindable transaction with 1year statute of limitations. Please re-review downgrading of the event level to EV2 based on expiration of SOL.
REVIEWER - GENERAL COMMENT (2023-10-03): Exception regraded to EV2-B - Closing date of 12-10-21, Exception carries 1 year SOL - New Construction 1st permanent financing not subject to rescission.
SELLER - GENERAL COMMENT (2023-09-25): Please advise why this is an EV3? Loan is construction to perm and not rescindable.
SELLER - GENERAL COMMENT (2023-09-25): Please advise why AMC is using the advanced amount as 1/2 or the loan amount and not the actual advanced amount.
SELLER - GENERAL COMMENT (2023-09-25): Please disregard the comment related to 1/2 of the loan amount and P&I min. Please advise regarding the Event level on a non-rescindable loan.
REVIEWER - GENERAL COMMENT (2023-09-27): Calculated minimum payment should be $1921.88, and projected minimum payment in payment stream 1 is $1137.  This is a material exception and requires an EV3.
SELLER - GENERAL COMMENT (2023-09-28): XXX agrees this is typically an EV3 however once SOL expires severity level is downgraded to EV2. Please note AMC Compliance Factor stated in Clarity: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. This is a non-rescindable transaction with 1year statute of limitations. Please re-review downgrading of the event level to EV2 based on expiration of SOL.
REVIEWER - GENERAL COMMENT (2023-10-03): Exception regraded to EV2-B - Closing date of 12-10-21, Exception carries 1 year SOL - New Construction 1st permanent financing not subject to rescission.	Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101164	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101382	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File missing borrower's verification of employment per, guidelines with 10 days of the Note date.	1	3	[3] Closing / Title - Missing Final HUD-1
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX016)	Closing / Title - Missing Final HUD-1: Missing Final HUD-1/Closing Statement for North Carolina Bond Loan Subordinate financing. Provide Closing Statement for $4,827 Bond Loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX, page (4) disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. Due to seller partial payment of the property taxes initial payments page (2) section (G) of the closing disclosure.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.		Yes	TR Indeterminable	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101367	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The loan amount is $XXX,XXX and the coverage amount is $XXX,XXX.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $148,328.00 is under disclosed by $118.16 compared to the calculated Finance Charge of $148,446.16 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update. Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75231)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 10-1-19 disclosed a finance charge of $148,328, calculated finance charge are $148,446.16, resulting in a variance of -$118.16. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not listed on the initial loan estimate and is paid to the service providers list. No cure provided.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100586	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXXX is less than AUS Available for Closing of  $XXXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
													[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Newly opened account statement #XXXX has a large unsourced opening deposit of $XXXXX. Excluding this deposit the borrower is short to close. Newly opened account statement #XXXX has a large unsourced opening deposit of $XXXXX. Excluding this deposit the borrower is short to close. Newly opened account statement #XXXX has a large unsourced opening deposit of $XXXXX. Excluding this deposit the borrower is short to close. Newly opened account statement #XXXX has a large unsourced opening deposit of $XXXXX. Excluding this deposit the borrower is short to close.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan has been restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101592	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	VA Safe Harbor QM	3	3	[3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) [3] Document Error - The collected VA Funding Fee does not match the required VA Funding Fee per the VA Lender Handbook/Circulars.: Funding Fee Rate Collected: XX% Required Funding Fee Rate: XX%			1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of VA Safe Harbor QM matches the Due Diligence Loan Designation of VA Safe Harbor QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: loan has been restated Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101285	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	AUS/1008 is missing in file to verify the assets requirements are met. AUS/1008 is missing to verify the loan requirements. AUS/1008 is missing in file to verify the income requirements are met. Approval Is missing AUS/1008 is missing Purchase Agreement is missing from the file. Verification of rent(VOR) is missing	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
																					[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $9,199.33 may be required.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial application is missing. Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE. Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan Estimate is missing		Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1100751	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Income Documentation - Income documentation requirements not met.
[3] Mortgage / Program Eligibility - Ratios exceed guidelines - Missing evidence of compensating factors.	Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX% because the income documents do not verify the 2 year history of receipt of the overtime income which resulted in DTI mismatch
All other conditions were not met  because the income documents do not verify the 2 year history of receipt of the overtime income  which resulted in DTI mismatch.
Income documentation requirements not met because the income documents do not verify the 2 year history of receipt of the overtime income  which resulted in DTI mismatch
The USDA ratio exceed guideline because the income documents do not verify the 2 year history of receipt of the overtime income which resulted in DTI mismatch,	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX) [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The borrower has not been on current job for 2 years, but the previous employment was entered.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $66 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $66, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2023-10-25): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101014	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - AUS Issue: Automated Underwriting System requirements were not provided in images [3] AUS Discrepancy / Guidelines Discrepancy - AUS Refer or Ineligible findings; issues not resolved. [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: BorrowerXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Final AUS Findings were not provided. Please provide acceptable AUS Findings dated prior to closing. Final AUS Findings was not provided. The Verification of Employment provided for the borrowers second employment is not within 10 business days of the Note date. The Verification of Employment provided for the borrowers second employment is not within 10 business days of the Note date.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101563	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXX // Account Type: Savings / Account Number: XXXX [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXX // Account Type: Checking / Account Number: XXXX	AUS requires 2 months of bank statements, only 1 month was provided. AUS requires 2 months of bank statements, only 1 month was provided. AUS requires 2 months of bank statements, only 1 month was provided.	REVIEWER - WAIVED COMMENT (2023-11-15): Combined liquid assets = XXXXX. Borrower has been in field for XXXXX years. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-11-15): Combined liquid assets = XXXXX. Borrower has been in field for XXXXX years. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-11-15): Combined liquid assets = XXXXX. Borrower has been in field for XXXXX years. Client elects to downgrade and waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $465.50 exceeds tolerance of $365.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated to Non QM. Waived asset document requirement (AUS requires 2 months and file contains 1 month).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $365.00 on LE but disclosed as $465.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101616	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXXX is less than AUS Available for Reserves of $XXXXX. [3] General Appraisal Requirements - Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien.	Confirmed with appraisal. Appraisal dated XX/XX/XXXX shows value XXX,XXX and AUS approval XXX,XXX.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $684.98 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee was last disclosed as $0on LE but disclosed as $684.98 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101583	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VOE within 10 business days prior to Note date.		1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Chain of Title Fee was not disclosed on LE but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $250.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101677	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: ARM and not enough to create a pool for sale.	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $3232.00 (2019). Points and Fees total $3,648.60 on a Federal Total Loan Amount of $75,753.79 vs. an investor allowable total of $3,232.00 and $3232.00 (2019) (an overage of $416.60 or XX%).
																					[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101652	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	An exception in file allows for DTI of XX%. A revolving payment of $XXXXX/month was excluded from lender's DTI calculation. Adding that payment results in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2017-09-29): Duplicated Victoria Secret reported on CR, removed older one. Credit Risk Summary & Exception Approval p8	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/271622)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/271621)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/271620)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/271619)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/271619)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The hazard insurance in file reflects an annual premium of $XXX / 12 = $XX. The CD reflects $XXX / 12 = $XX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The hazard insurance in file reflects an annual premium of $XXX / 12 = $XX.  The CD reflects $XXX / 12 = $56.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The hazard insurance in file reflects an annual premium of $XXX / 12 = $XX.  The CD reflects $XXX / 12 = $XX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: The hazard insurance in file reflects an annual premium of $XXX/ 12 = $XX.  The CD reflects $XX / 12 = $XX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: The hazard insurance in file reflects an annual premium of $XXX / 12 = $XX. The CD reflects $XX / 12 = $X	REVIEWER - CURED COMMENT (2017-09-26): Rec'd LOE, corrected CD and evidence of emailing. REVIEWER - CURED COMMENT (2017-09-26): Rec'd LOE, corrected CD and evidence of emailing. REVIEWER - CURED COMMENT (2017-09-26): Rec'd LOE, corrected CD and evidence of emailing. REVIEWER - CURED COMMENT (2017-09-26): Rec'd LOE, corrected CD and evidence of emailing. REVIEWER - CURED COMMENT (2017-09-26): Rec'd LOE, corrected CD and evidence of emailing.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Residual income, reserves.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101660	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided onXX/XX/XXXX with a prepayment payment disclosed the maximum prepayment penalty amount that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty Amount: $5,521.00 maximum prepayment penalty amount disclosed vs $4,571.31 calculated maximum prepayment penalty amount	REVIEWER - CURED COMMENT (2017-03-13): Rec'd LOE, corrected CD and evidence of emailing.	Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101654	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.			Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101615	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Lender's Neg. rent was $XXXXX less, and primary PITI is $XXXXX lower than CD reported.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101355	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	2	1	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Lender on Appraisal is Home Point Financial Corporation. Missing Appraisal Transfer Letter	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $166.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $198.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101629	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE not provided		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraiser's previous license expired in XXXX and was not re-issued untilXX/XX/XXXX. Property was inspected by the appraiser onXX/XX/XXXX.		1							-	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101494	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Other not provided
													[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXXXX / Line Limit: $XXXXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXXXX / Line Limit: $XXXXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXXXX / Line Limit: $XXXXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXXXX / Line Limit: $XXXXX			1				1							-	C	C	C	C	D	A	A	A	A	A	A	A	A	A	A	C	C	C	C	D
XXXX	XXXX	RP1101639	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX018) [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal eff date XX/XX/XXXX and report date XX/XX/XXXX. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure provided at closing date.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100401	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Stated defect - VA seasoning requirement not met.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $180.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75155)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Pest Inspection Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100564	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Stated exception - RMS - no defect info avail		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101062	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met.	Verified defect. Insufficient Income - Income not stable/durable	REVIEWER - WAIVED COMMENT (2023-12-13): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020) [2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt confirmation of the appraisal dated XX-X-XX Federal Compliance - Investment Property Submitted as QM Test: The loan is testing against Temp SHQM due to loan designation provide for this Investment loan.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101333	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Initial Rate Lock rate date is not documented in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File is missing the MI Certificate Mortgage Insurance certificate missing in Loan file		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in Loan file		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101414	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: : Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on XX/XX/XXXX, this was not within 3 business days of the XX/XX/XXXX closing date.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101288	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	The Lender used a higher amount of rental income on the other REO than calculated amount. The property appears to be a 2 unit, but only one lease ageement was provided. Using the lower rent amount brings the DTI to XX% and out of tolerance.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,205.00 exceeds tolerance of $1,440.00 plus 10% or $1,584.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $415.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $66.82 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,737.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial loan application/1003 was not provided in the file.
State Compliance - New York Late Charge Percent Testing: New York late charge is 2% for this loan. The Note late charge fee of 5% exceeds the state 2% late charge percentage fee for late payments.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing in file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing right to receive a copy of the Appraisal Disclosure within three (3) business days of the loan application date.
Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title-Recording fee increased on the XX/XX/XXXX Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Reinspection Fee in the amount of $415.00 was added to the XX/XX/XXXX Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report fee increased on the XX/XX/XXXX Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount fee was added on the XX/XX/XXXX Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101286	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101294	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	FHA- Initial HUD Addendum to the Loan Application 92900-A was provided on XX/XX/XXXX, however application date was XX/XX/XXXX.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $2,400.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been restated to Non QM
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The CD issued XX/XX/XXXX reflects $XXX Initial Escrow Payment At Closing, but the amount disclosed on the Initial Escrow Account Disclosure Statement disclosed $XX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX is missing evidence of receipt. Verification borrower received the Closing Disclosure at least three business days prior to closing was not provided.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Loan Estimate estimated to be provided onXX/XX/XXXX, does not disclose an actual Date Issued.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased without a valid change of circumstance. No cure provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101378	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-502.00. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-502.00.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Closing Disclosure provided XX/XX/XXXX is incomplete with issue date.
																						Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100745	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX, Address: XXXXXXXXXXXX Insurance Verification Insurance Verification	The AUS required an appraisal based on an interior and exterior property inspection on Form 1004 which is missing. Insurance verification is missing	SELLER - GENERAL COMMENT (2023-11-29): See attached final WF - AUS and Rapid Value property report. Rapid Value only needed for property valuation. REVIEWER - GENERAL COMMENT (2023-12-07): As per AUS we had an exterior and Interior inspection performed on Form 1004. File is missing the primary appraisal. Exception Remains	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7599)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Final Closing Disclosure Property Inspection Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Final Closing Disclosure Property Inspection Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	RP1101310	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2278610)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2278610)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Post Close CD Principal Reduction not used for Tolerance Violation w/o statement Standard CD: Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges. (Post-CloXX/XX/XXXX018)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.50 exceeds tolerance of $150.00 plus 10% or $165.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated to Non qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Post Close CD Principal Reduction not used for Tolerance Violation w/o statement Standard CD: Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $3.50 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $168.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close CD Principal Reduction not used for Tolerance Violation w/o statement Standard CD: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101358	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The AUS was submitted reflecting the debt to Cenlar as omitted. The debt should have been reflected as paid at closing and the DU re-submitted per AUS instructions. The borrower’s income documentation is greater than 120 days to closing. Hazard insurance coverage is insufficient by $XXXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (2023-12-01): The debt was omitted because it was paid at close therefore not included in the final ratios. REVIEWER - GENERAL COMMENT (2023-12-08): Exception Remains - AUS need to resubmitted with Cenlar debt should have been reflecting as paid at closing. REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $620.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Moved to non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 loan application is missing from the file
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement indicating the actual rate lock date was missing from the file
																						Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: A Closing Disclosure issued onXX/XX/XXXX was found which is prior to the last Loan Estimate issued onXX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception REVIEWER - CURED COMMENT (2023-11-12): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101325	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate was not provided. Insurance coverage is insufficient by $XXXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided. Mortgage Insurance Certificate not provided.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,450.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXX reflects an APR change from the initial Closing Disclosure datedXX/XX/XXXX. Corrected Closing Disclosure was not received by the borrower at least three days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued on XX/XX/XXXX is dated the same day the initial Closing Disclosure was issued on XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued on XX/XX/XXXX is dated the same day the initial Closing Disclosure was issued on XX/XX/XXXX.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee disclosed was last disclosed as $545.00on LE but disclosed as $1,450.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-11-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100874	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File is missing a copy of Mortgage Insurance Certificate (MIC).	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive.	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX reflects  fees in Section G as $XXX and Page 4 escrow payment as $XXX. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made. However, the Borrower paid fees disclosed $738.60 and Seller paid fees $954.96.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the "mailbox rule" is applied and the presumed receipt date of the CD isXX/XX/XXXXhich would not have been at least 3 business days prior to closing. Closing Disclosure does not provide the product type on page 1 in the loan information section.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A revised Loan Estimate was  issued  XX/XX/XXXX and the Initial Closing Disclosure was issued XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: A revised Loan Estimate was issued XX/XX/XXXX and the initial Closing Disclosure was issued XX/XX/XXXX.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100814	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Provide missing Hazard Insurance Policy.	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): Notes not provided for this issue. MIssig HOI. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,441.50 exceeds tolerance of $1,779.00 plus 10% or $1,956.90.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $231.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,156.25 exceeds tolerance of $360.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete Initial Loan Application.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on XX/XX/XXXX are under disclosed due to the Appraisal reflecting and HOA Fee of $XXX/year.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Provide evidence Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR and was received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $655.00 violation due to increase in Title -Settlement Fees, Title - Endorsement Fees and Title - Lender's Title Insurance.(xxx fee(s)).  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Access fee of $231.25 was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee disclosed as $360.00 on LE dated XX/XX/XXXX, but disclosed as $1,156.25 on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing Hazard Insurance document.	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): Notes for this issue not provided. Missing HOI REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing Initial 1003 document. Federal Compliance - (Missing Data) Last Rate Set Date: File is missing Rate Lock agreement.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100568	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101328	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 940.50 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $1,295.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7306)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,050.00 exceeds tolerance of $2,610.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Loan Disclosures: Escrowed Property Costs over Year 1 of 940.50 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX page (1) and (2) disclosed loan will not have an escrow account, however page(4) discloses there will be an escrow account.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Application fee was added on Final Closing Disclosure dated XX/XX/XXXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount fee increased on Final Closing Disclosure dated XX/XX/XXXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101320	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101392	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																					[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence borrower was provided a copy of the valuation was provided. Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure in file is datedXX/XX/XXXX. Federal Compliance - Investment Property Submitted as QM Test: Tested as Safe Harbor (QM) APOR.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101348	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $125.00 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7562)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal Report dated XX/XX/XXXXs missing evidence of receipt. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure issued XX/XX/XXXXas not provided at least three business days prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXXinal Closing Disclosure without valid changed circumstance or cure.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101318	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $287.00 exceeds tolerance of $213.00 plus 10% or $234.30. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the note date. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure datedXX/XX/XXXX was not signed and dated by the borrower. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title recording fee were increased on XX/XX/XXXX loan estimate and again on XX/XX/XXXX closing disclosure with no valid change evident.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101319	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $216.57 exceeds tolerance of $95.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,721.28 exceeds tolerance of $1,712.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $95.00 on Loan Estimate but disclosed as $216.57 on Final Closing Disclosure.  File does not contain a valid Change Of Circumstance for this fee, No cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was last disclosed as $0.00 on Loan Estimate but disclosed as $250.00 on Final Closing Disclosure.  File does not contain a valid Change Of Circumstance for this fee, No cure provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $1712.00 on Loan Estimate but disclosed as $2,721.28 on Final Closing Disclosure. File does not contain a valid Change Of Circumstance for this fee, No cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100452	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Down Payment % from Borrower Own Fund.: Calculated Down Payment % of Borrower Own Funds of XXXXX% is less than AUS Down Payment % of Borrower Own Funds of .
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXXX is less than AUS qualifying asset balance of $XXXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXXX is less than Cash From Borrower $XXXXX.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX Paystubs
[2] Income Documentation - Income documentation requirements not met.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Funds to close were required in the amount of $11,624.85. Assets were only verified in the amount of $6,691 and funds to close were required in the amount of $11624.85. The Earnest Money of $500 and $3500 and POC items could not be considered as there was no documentation found to support they cleared the borrower's bank account. Based on the dates of the Purchase Contract, these would have been paid after the ending date of the most recent bank statement provided in file. In addition, documentation was not found for the $XXXXX deposit into savings on X/Xso the funds were excluded.
The credit from the seller and realtor for a total of $XXXXX exceeds the borrower's costs at closing in the total amount of $XXXXX  ($XXXXX total costs less $830 lender credit = $XXXXX + $XXXXX POC's + $XXXXX prorations = $XXXXX) by $XXXXX which cuts into the borrower's down payment.
The AUS required funds to be verified in the amount of $XXXXX.  Funds to close were required in the amount of $XXXXX.  Assets were only verified in the amount of $XXXXX and funds to close were required in the amount of $XXXXX.  The Earnest Money of $XXXXX and $XXXXXand POC items could not be considered as there was no documentation found to support they cleared the borrower's bank account.  Based on the dates of the Purchase Contract, these would have been paid after the ending date of the most recent bank statement provided in file.  In addition, documentation was not found for the $XXXXX deposit into savings on X/Xso the funds were excluded.
The AUS required Mortgage Insurance Certificate was not found in the file and third party credits at closing exceeding actual costs which effected the borrower's down payment and assets required.
Assets were only verified in the amount of $6,691 and funds to close were required in the amount of $XXXXX.  The Earnest Money of $500 and $3500 and POC items could not be considered as there was no documentation found to support they cleared the borrower's bank account.  Based on the dates of the Purchase Contract, these would have been paid after the ending date of the most recent bank statement provided in file.  In addition, documentation was not found for the $4429.00 deposit into savings on X/X so the funds were excluded.
The loan is missing a legible paystub for the co-borrower, needed to calculate income.
The loan is missing a legible paystub for the co-borrower, needed to calculate income.
Multiple fields on the Closing Disclosure with Date Issued ofXX/XX/XXXX were not completed.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX% Compliant Higher Priced Loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Bryan/Burns/12099562)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $410.00 exceeds tolerance of $300.00 plus 10% or $330.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower indicated the revised appraisal report was not received until closing and a waiver was not found.
State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX% Compliant Higher Priced Loan.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is waterfalling to standard ATR/QM requirements due to missing a legible paystub for the borrower, needed to calculate income, sufficient funds to close, Mortgage Insurance Certificate, third party credits at closing exceeding actual costs.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Due to the missing initial application date, it was not possible to determine if the disclosure was provided timely.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the missing initial application date, it was not possible to determine if the disclosure was provided timely.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A Closing Disclosure with a date issued of 7/24 was found which is prior to the last Loan Estimate with date issued of 7/27.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: There was no documentation found to evidence the date the borrower received the Loan Estimate dated 7/27 to verify it was at least 4 business days prior to closing.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100734	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXXX is less than Guideline PITIA months reserves of XXXXX.	The loan does not have an Approve /Eligible AUS but caution/refer. Guidelines matrix require 2 months reserves.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $522,733.53 is under disclosed by $79.88 compared to the calculated total of payments of $522,813.41 which exceeds the $35.00 threshold. (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-845.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-850.00. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX019)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX019)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TOP Underdisclosed
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit was reduced on the Loan Estimate issued XX/XX/XXXXnd a valid change of circumstance was not provided. The Final Closing Disclosure did not reflect a cure of $5.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The Initial Closing disclosure was issued on XX/XX/XXXXrior to the Loan Estimate date of XX/XX/XXXXFederal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The Initial Closing disclosure was issued on XX/XX/XXXXrior to the Loan Estimate date of 05/02/19.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101132	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $X,XXX,XXX is greater than Guideline maximum loan amount of $XXX,XXX.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXX Third Party Verification
[2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXX XX, Address:XXX XXXXXXXXXXXXXXXXXX XX Statement
Statement
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
[2] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX, Borrower:XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX, Borrower:XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX, Borrower:XXXXXXXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX, Borrower:XXXXXXXXXXXX // Employment Type: Employment / Income Type: K-1 (< 25%) / Start Date: XX/XX/XXXX	The mortgage amount of $XXX,XXX is greater than the guideline maximum of $X,XXX,XXX. Third Party Verification of Employments were missing for two of the Borrower's business entities. Documentation was not found to verify taxes and insurance were included in the mortgage payments for the properties located at XXXXXXXXXXXXXXXXX. The amounts utilized in qualifying indicate they were considered as included. The Profit and Loss Statement should have been through XX/XX/XXXXersusXX/XX/XXXXs the estimated application date was afterXX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,393.44 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation was not found to verify the borrower's received the revised appraisal dated 11/19.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and an Affiliated Business Arrangement Disclosure was not found.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the missing loan application, it was not possible to determine if the disclosure was provided timely.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid Change of Circumstance was not found for the addition of the Rate Lock Extension Fee. A tolerance cure is required in the amount of $1393.44 for this 0% tolerance fee.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100607	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	The calculated DTI is higher due to the Car lease used in calculations per FNMA guidelines. FNMA guidelines require Car lease payments to be included in the DTI. The Hazard policy was not provided.	REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1 Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,344.51 exceeds tolerance of $1,981.00 plus 10% or $2,179.10. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to restate Loan Designation to Non-QM.
Document Error - Closing Disclosure: Dates are not in chronological order.: The CD was signed on XX/XX/XXXX and date issued is XX/XX/XXXX.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The calculated DTI is higher due to the Car lease used in calculations per FNMA guidelines.
Federal Compliance - Missing Initial Loan Application Test: The initial 1003 was not provided.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: The initial 1003 was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial 1003 was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: 2/20 Cd received by borrower on 2/21.  Closing took place on 2/24.  Borrower did not have 3 business days.  This is timing issue with no visible means of cure.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - CURED COMMENT (2023-03-29): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100153	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	DU finding #10 indicated the number of financed properties used in the analysis was 1 and that if the information was not correct the number must be updated and the casefile resubmitted. The correct number of financed properties is actually 2 and there is no evidence the loan was resubmitted.	SELLER - GENERAL COMMENT (2023-10-10): Agree - (NM) - AUS indexed and AUS in loan bundle only show 1 property financed. Borrower just purchased primary residence 5 months ago.
REVIEWER - GENERAL COMMENT (2023-10-18): As borrower has a primary residence financed will require due to which number of properties financed is 2 therefore exception remains.
SELLER - GENERAL COMMENT (2023-10-30): I’m afraid that a resubmission to DU is not possible, but the reserve calculations were correct at 6 months for the subject and none required for her primary.
															REVIEWER - GENERAL COMMENT (2023-10-30): Client to review and approve.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021) [2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation in the loan file to evidence delivery of the appraisal to the borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101329	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Monthly escrow payment is $441.46 however on closing disclosure page 4, the MI payment of $51.75 per month is included in the total escrow payment.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101189	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	1	2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $13,918.03 exceeds tolerance of $3,544.00 plus 10% or $3,898.40.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,250.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXXearliest Loan Estimate in file is XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised LE issuedXX/XX/XXXX and receivedXX/XX/XXXX, which was after Closing Disclosure issuedXX/XX/XXXX and receivedXX/XX/XXXXFederal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Tax was added on Closing Disclosure issued XX/XX/XXXX, With no valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101190	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	Credit report does not verify if tax and insurance expenses are included with reported payment.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101192	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101195	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $210,796.47 is under disclosed by $569.87 compared to the calculated Finance Charge of $211,366.34 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77222)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $100.00 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7522)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $569.87. No compliance report or high cost analysis is included in the file Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on Closing Disclosure issued XX/XX/XXXX with no valid change evident. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on the Closing Disclosure issued XX/XX/XXXX with no valid change evident.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101187	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $325.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)		REVIEWER - CURED COMMENT (2024-03-08): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101317	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	HO-6 startedXX/XX/XXXXafterXX/XX/XXXXransaction and funding.	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $675.00 exceeds tolerance of $397.00 plus 10% or $436.70. Sufficient or excess cure was provided to the borrower. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,275.00 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower. (77169)		REVIEWER - CURED COMMENT (2024-03-08): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024-03-08): Sufficient Cure Provided within 60 Days of Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101931	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $275,551.98 is under disclosed by $109.10 compared to the calculated Finance Charge of $275,661.08 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges are understated by $109.10, the loan file includes an invoice indicating the appraisal fee was divided $450.00 to the Appraiser and $100.00 to a management company service charge. The division of the appraisal fees result in the under disclosure.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101930	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $650,884.48 is under disclosed by $247.59 compared to the calculated Finance Charge of $651,132.07 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $247.59. No compliance report or high cost analysis is included in the file.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100129	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Credit report indicates no mortgage payments received from XX/XXXX through XX/XXXXwith an increase in the outstanding balance as possible deferment since no delinquency was reported. Payoff and mortgage statement indicate deferred amounts. Investor waiver is required. Please reach out directly to investor with comp factors for review for possible waiver.	SELLER - GENERAL COMMENT (2021-05-31): (Rate Lock) PFA credit supplement
REVIEWER - GENERAL COMMENT (2021-06-01): Credit supplement provided does not state "no deferments".  Since mortgage statement, and payoff both verify that payments were deferred, credir supplement is not sufficient to clear this exception.  Please email investor for waiver and provide compensating factors for disposition.
SELLER - GENERAL COMMENT (2021-06-16): (Rate Lock) Please see attached borrower LOE for deferred payments.
REVIEWER - GENERAL COMMENT (2021-06-18): LOE was provided verifying deferment.  Please email investor for waiver and provide compensating factors for disposition.
															REVIEWER - WAIVED COMMENT (2021-08-06): Waived by investor.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101999	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1102000	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100001	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $555.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee on Initial Closing Disclosure datedXX/XX/XXXXas disclosed aa $115.00, the Final Closing Disclosure shows an increase in Appraisal fee to $670.00. There is no evidence of Valid Change of Circumstance issued to validate increase in Appraisal fee,	BUYER - GENERAL COMMENT (2022-08-10): Please see the attached screen shot from our Appraisal fee increase tracking item showing the CIC for the increase based on the complexity of the inspection. The fee increased to $1,150.00 from the original $555 onXX/XX/XXXX causing a re-baseline of the fee. The final charge of $620 is below the Tolerance limit of the baseline at $1,150.00.
REVIEWER - GENERAL COMMENT (2022-08-11): XXXXXXXXX  Received a screenshot showing the Appraisal fee changed due to Complexity, however the effective date for change is missing. Appraisal fee has increased on CD dated XX/XX/XXXX. Please provide a COC dated within 3 days prior to CD dated XX/XX/XXXX showing a valid reason of change.
BUYER - GENERAL COMMENT (2022-08-16): Please see the attached for the LOE to client, corrected CD, check copy and shipping label.
REVIEWER - GENERAL COMMENT (2022-08-16): XXXXXXXXX received corrected PCCD, copy of check, proof of mailing and LOE, however, UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.
BUYER - GENERAL COMMENT (2022-08-17): Please see the attached UPS tracking status confirming this package has been shipped.
																							REVIEWER - CURED COMMENT (2022-08-18): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100006	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100176	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,131.20 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,133.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: There was a valid COC allowing for reduction in lender credit on XX/XX/XXXX of the CD.	BUYER - GENERAL COMMENT (2022-08-16): Please see attached package mailed to client curing the issue. REVIEWER - CURED COMMENT (2022-08-17): XXXXXXXXX received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100004	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100167	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100195	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX022)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $394.00 exceeds tolerance of $301.00 plus 10% or $331.10.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $820.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The only appraisal delivery document in file indicates the report was provided to the borrower on XX/XX/XXXXhich is prior to the date of the report in file. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: XXXXXXXXX Cure provided at closing . Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: XXXXXXXXX Cure provided at closing .	SELLER - GENERAL COMMENT (2022-10-27): Seller requests buyer review: Please waive exception REVIEWER - WAIVED COMMENT (2023-01-10): Waived per client. REVIEWER - CURED COMMENT (2022-10-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-10-26): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100124	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100175	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Flood insurance was provided a day after loan had closed.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was not disclosed on the original Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	BUYER - GENERAL COMMENT (2022-10-10): Please see attached Notice of Special Flood Hazards datedXX/XX/XXXX to clear exception.
BUYER - WAIVED COMMENT (2022-10-10): .
BUYER - GENERAL COMMENT (2022-10-10): Please see the attached affiliated business disclosure that was provided to client same day as application,XX/XX/XXXX.
BUYER - WAIVED COMMENT (2022-10-10): .
BUYER - WAIVED COMMENT (2022-10-10): .
BUYER - GENERAL COMMENT (2022-10-11): Please see the attached for the LOE to client, UPS label, corrected CD and check copy.
REVIEWER - CURED COMMENT (2022-10-12): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100173	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100171	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100038	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100002	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100177	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100174	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,800.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Lender used a higher P&I, no taxes, no hazard in their calculations per 1008.	BUYER - WAIVED COMMENT (2022-11-22): .	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100170	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100005	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100178	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100179	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX022)		BUYER - WAIVED COMMENT (2023-01-20): .	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100172	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100429	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $684.50 exceeds tolerance of $156.00 plus 10% or $171.60. Insufficient or no cure was provided to the borrower. (0)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% violation of $87.90 due to the increase in the recording fee. No valid COC was provided. Cure of $625.00 was provided which is insufficient to cure the total tolerance violation of $5,657.65.	SELLER - GENERAL COMMENT (2023-03-28): Disagree : Lender Credit of $40.80 for the increase in Closing costs above the legal limit was disclosed in Sec J on the CD dated XX/XX/XXXX coveres the increase in the 10% Fees.
REVIEWER - GENERAL COMMENT (2023-03-28): XXXXXXXXX total cure provided at closing is $625 which is for appraisal fee as stated. Please provide additional cure for 10% tolerance as the cure provided at closing is for 0% tolerance cure only.
																							REVIEWER - GENERAL COMMENT (2024-05-31): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $259.50 exceeds tolerance of $156.00 plus 10% or $171.60. Insufficient or no cure was provided to the borrower. (0)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100463	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete	Missing issue date and loan terms.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101230	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 2.00. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Deficiency noted with comment: Appraisal Date to Note Date > 120 Days: Appraisals are valid for 365 days or 1 year. Prior to closing the appraisal cannot be greater than 120 days without an appraisal update to recertify the value. There is a 1004D Appraisal completion for incomplete xxx. Insufficient assets for reserves. Provide evidence of Homeowners Insurance Policy with sufficient coverage at time of closing.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
SELLER - GENERAL COMMENT (2023-03-23): The Appraisal was completed onXX/XX/XXXXAn appraisal Completion Report was completed onXX/XX/XXXX. The appraiser did not complete summary appraisal Updated report only the certification of completion for the required repairs. The original appraisal expiredXX/XX/XXXX and the correct appraisal update was not obtained. The Final inspection that was obtained expired onXX/XX/XXXX which was prior to the close date onXX/XX/XXXX. The loan adequately supports ATR. 1. Good credit XXXfico. 2. good disposable income $XXXXX per month.
REVIEWER - RE-OPEN COMMENT (2023-03-23): Client provided additional information.
REVIEWER - GENERAL COMMENT (2023-03-23): 1004D provided.
REVIEWER - CLEARED COMMENT (2023-03-23): 1004D provided.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception.
REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.32411% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $4,088.73 on a Federal Total Loan Amount of $XXXXXX vs. an investor allowable total of $3,690.07 (an overage of $398.66 or .32411%).
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $65.00 exceeds tolerance of $53.00 plus 10% or $58.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $697.50 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge of 5.00000% exceeds state maximum of 4% or $5
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $65.00 exceeds tolerance of $53.00 plus 10% or $58.30. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Subordination Fee was not disclosed on Loan Estimate dated XX/XX/XXXX, but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Rate Lock Fee was last disclosed as $450.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $697.50 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, insufficient or no cure provided at closing.	SELLER - GENERAL COMMENT (2023-03-28): Disagee : 10% Fee Tolerance is over Disclosed by $321.50 The Title -Survey fee was originally disclosed as $850.00 with an acual fee of $425.00 the increase in the Recording fee is not great enough to cause a 10$ Over Tolerance and is accepatable
REVIEWER - GENERAL COMMENT (2023-03-29): XXXXXXXXX; 10% tolerance is over disclosed by Recording fee $65 on PCCD dated XX/XX/XXXX and the fee was originally disclosed as $53 on Initial LE. However, the Recording fee further increased on LE dated XX/XX/XXXX in the amount of $80 from $53 and again increased on CD dated 06/13 $65 from $38 and PCCD dated $65 from $38 without VCC's. In order to determine a valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-03-28): Disagree : CoC dated XX/XX/XXXX and LE dated XX/XX/XXXX showing the addtion of the Final Appraisal Inspection in the amount of $145.00 and is acceptable.  See attached CoC
REVIEWER - GENERAL COMMENT (2023-03-29): XXXXXXXXX; The Subordination fee was added on CD dated XX/XX/XXXX in the amount of $250 and not disclosed any of the LE's. Also, the fee was not disclosed on final CD and again added on PCCD dated XX/XX/XXXX. Hence, Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
SELLER - GENERAL COMMENT (2023-03-28): Disagree : CoC dated XX/XX/XXXX and LE dated XX/XX/XXXX shows the change in the Discount Points to  $2,015.00 and is acceptable .  See attached CoC
REVIEWER - GENERAL COMMENT (2023-03-29): XXXXXXXXX received Lender rebuttal comment that the Rate Lock fee not disclosed on Final CD. However, the fee was again disclosed on PCCD dated XX/XX/XXXX in the amount of $697.50. Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101229	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 45.00000%. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Other	Loan file does not contain the Mortgage Insurance Certification as was used in the loan qualification as well as the the Final Closing Disclosure for theXXXXXXXX departure residence. Excessive DTI. Reviewed for manual underwrite. Provide evidence of Mortgage Insurance Coverage obtained at time of Origination. Provide evidence of Final Closing Disclosure for sale of departure residence onXXXXXXXXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Aggregator elected to change designation to Non-QM	REVIEWER - GENERAL COMMENT (2023-03-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 35.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101256	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,864.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Not provided within 3 days of the application date of XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing evidence of the Initial Application Date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $3,864.00 on page 4; however the HOA dues and HO-6 Insurance are $4,214.04 per year.
Federal Compliance - TRID Loan Estimate Timing: Missing evidence of the Initial Application Date.	SELLER - GENERAL COMMENT (2023-03-08): Disagree: Per system of record, application date isXX/XX/XXXX. LE#001 was eDelivered onXX/XX/XXXX. LE#001 was opened and acknowledged by the borrower onXX/XX/XXXX. XXXXXXXXX considers this in hand delivery and meets timing requirements. See attached document tracking.
REVIEWER - GENERAL COMMENT (2023-03-08): Please provide initial 1003 to verify application date as related to the LE delivery date.
SELLER - GENERAL COMMENT (2023-03-15): Disagree: Per system of record, application date isXX/XX/XXXX. LE#001 was eDelivered onXX/XX/XXXX. LE#001 was opened and acknowledged by the borrower onXX/XX/XXXX. XXXXXXXXX considers this in hand delivery and meets timing requirements. See attached document tracking.
REVIEWER - GENERAL COMMENT (2023-03-15): Transaction history provided shows Application date of XX/XX/XXXX. XX/XX/XXXX LE was not placed in the mail within 3 days, or is not an initial LE. Please provide additional information if available.
SELLER - GENERAL COMMENT (2023-03-28): Disagree: Per XXXXXXXXX internal system, the application date is XX/XX/XXXX. The initial LE was issued on XX/XX/XXXX and meets timing requirements.
REVIEWER - GENERAL COMMENT (2023-03-31): XXXXXXXXX received rebuttal that application date shows as X-XX-XX. However, missing proof of initial loan application and receipt of 6 pieces of information by broker. Earliest LE in file is dated X-XX-XX. documentation discrepancy. Document initial application and provide any missing LE's	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101201	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of XXXXX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 45.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXXX is less than Guideline PITIA months reserves of XXXXX.	File reflects slightly lower rental income than used to qualify. DTI exceeds allowable. Borrower has insufficient assets.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation. REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors. REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.	2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1	CDA dated XX/XX/XXXX supports the original value of $XXXXXX, the two drive by BPOs datedXX/XX/XXXX and XX/XX/XXXX are lower at $XXXXXX and $XXXXXX.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Post-CloXX/XX/XXXX022)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,670.00 exceeds tolerance of $793.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation changed to non-QM, signed tax returns in file. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure reflecting a closing date of XX/XX/XXXX did not reflect a Date Issued.	REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
SELLER - GENERAL COMMENT (2023-03-28): Disagree: The incomplete CD dated XX/XX/XXXX was not provided to the borrowers. CD#003 issued on XX/XX/XXXX was the Initial CD and was overnighted on XX/XX/XXXX. Presume overnight should be 4 days (1 day mail + 3 day wait period) CD#003 issued XX/XX/XXXX presumed receipt date is XX/XX/XXXX and presumed earliest Closing date is XX/XX/XXXX. CD#003 meets timing for XX/XX/XXXX closing date. APR on CD#003 disclosed 6.046%. APR on Consummation CD issued onXX/XX/XXXX is 6.049%. APR increased 0.003%, which is within the allowable tolerance of 0.125%. See attached document tracking.
REVIEWER - GENERAL COMMENT (2023-03-31): XXXXXXXXX received rebuttal thgat X-XX-XX CD not provided to  borrower.  However, there is no X-XX-XX CD shown and appears comments not related to this transaction. Additionally the other comments related to X-XX-XX & X-XX-XX CD's, there are no CD's with those dates on this transaction either.
																							REVIEWER - CURED COMMENT (2023-03-03): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	B	B	B	B	B	B
XXXX	XXXX	RP1100425	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	RP1100296	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 43.00000%. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	This loan is missing mortgage insurance certificate required per AUS. Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 43.00000%. Using the coverage listed on the insurance binder, the coverage shortage is $XXXXX.	REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Aggregator elected to change designation to Non-QM	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100460	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Manufactured Housing does not match AUS property type of Single Family Detached. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	LP approved as site built detached however subject is Manufactured Home. The CD is incomplete. Using the coverage listed on the insurance binder, the coverage shortage is $XXXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	The BPO conducted after the Close Date does not reflect the subject as a manufactured home.	SELLER - GENERAL COMMENT (2023-05-17): The subject is reported to be a SFR. This property type is the same property type provided in Tracker 5 REVIEWER - GENERAL COMMENT (2023-05-17): The 1004C appraisal reflects the property is a manufactured home, pictures support this, the BPO does not match this description.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $1,200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: No issue date listed on the CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Pest Inspection Fee was originally disclosed as $0, however, the final closing disclosure indicated the fee was $1,200. No valid changed circumstance was provided and insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2023-04-06): Disagree: CD#004 issued on XX/XX/XXXX was the Initial CD and was eDelivered on XX/XX/XXXX. CD#004 was opened and acknowledged by borrowers on XX/XX/XXXX. WF considers in hand delivery and meets timing for XX/XX/XXXX closing date. APR on CD#004 disclosed is 5.920%. APR on Consummation CD issued on XX/XX/XXXX is 5.920% and it is acceptable. The CD issued on XX/XX/XXXXith an APR of 5.920% is an interim CD. Documentation provided onXX/XX/XXXXith similar exception/response.
REVIEWER - GENERAL COMMENT (2023-04-10): XXXXXXXXX received rebuttal that X-X-XXCD was initial CD &X-X-XX CD issues to meet 9-27 closing and 9-27 CD.  However, this exception relates the Doc ID #88, 101 & 102 which are missing an Issue Date.
SELLER - GENERAL COMMENT (2023-03-28): Disagree : CD dated XX/XX/XXXX was e-Deliverd and Received by the Borrower on XX/XX/XXXX.  See attached Tracking
REVIEWER - GENERAL COMMENT (2023-03-30): Provided delivery documentation does not indicate when the borrower viewed or noted the document as received.  Please provide documentation of receipt for testing.
SELLER - GENERAL COMMENT (2023-03-28): Disagree: Zero percent Appraisal Fee increased outside of the allowable tolerance by $236.00. Over tolerance cure for the increase in closing costs above legal limit in the amount of $313.40 is present within section J of the Consummation CD issued XX/XX/XXXX and remedies the unacceptable increase in the Appraisal Fee. See attached CD.
REVIEWER - GENERAL COMMENT (2023-03-29): "Structural Inspection Fee" was not disclosed on LE & was added on CD issuedXX/XX/XXXXor $225. It was removed from subsequent CD and again added onXX/XX/XXXXor $1200. There is no valid COC for the $225 fee added on 9/9 CD and increase/addition on 9/23 CD for $1200. Please provide a valid COC or cure documents. Cure documents consist of PCCD, LOE, copy of refund check & proof of mailing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101886	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX.XX% exceeds Guideline total debt ratio of 43.00000%. [2] Guideline Issue - Index type is ineligible per guidelines. [2] Application / Processing - Missing Document: AUS not provided	SELLER - GENERAL COMMENT (2023-11-28): "The loan was done as a Refinance as the customer owned the land the Manufactured home was on per guidelines: see underwriter notes: ORIGINAL APPROVAL FACILITATED ONXX/XX/XXXX
APPROVAL BY XXXX IDENTIFYING THE FOLLOWING:

Loan was reviewed for Challenged Inventory due to the decision engine has flipped to C2.   This is one of the loans that was originated as a purchase of a new construction manufactured home but with the customer owning the land.  Per the escalation from Risk partners in January/February, these all had to be cancelled and re-done as refinances, following is the timeline:

  XX/XX/XXXX: Application date of the original purchase loan with a purchase price and estimated value of $XXXXX and XXXXX% LTV (value of the lot included)
  XX/XX/XXXX: Refinance application (this loan) originated from original indication of the loan scenario needing to be a refinance and not a purchase (same estimated value of $XXXXX copied over and LTV of XXXXX%)
  XX/XX/XXXX: Appraisal came in on the purchase and value supported to only be $370,000, resulting in a 78.38% LTV on the purchase loan (loan still received an approval at these terms)
  XX/XX/XXXX: Purchase loan cancelled to complete via the refinance application since the purchase structure was unacceptable with the customer owning the land
  XX/XX/XXXX: HLU assigned and approved this refinance loan based on the original estimated value (XXXXX% LTV) as the updated value from the purchase hadn't been updated to this loan since the updated value from the purchase came in after this loan was copied from the purchase loan
  XX/XX/XXXX: Appraisal and value from the purchase now transferred to this refinance, resulting in an LTV of XXXXX% and has resulted in a C2 ever since (unsure what LTV is exactly the breaking point)

ATR has been met.   Great ratios, lower LTV (land equity driving down LTV), w/ employer since XXXXX, acceptable credit.
Collateral is man home, poses higher risk but still acceptable (new construction).  Request approved. I will notify capital markets to put the loan in CI.

LO NOTES TO FILE FROM XXXX IDENTIFIED:
Discussed with DCO XXXX XXXX regarding potential consideration for Challenged Inventory (advised request is being approved) -
Escalated to LO from XXXX XXXX  from BM XXXX XXXX about the possibility of going CI as there is an executive customer complaint and a situation where we as WF did have an error.
         Deficiency/Policy Violation: Loan is returning an ineligible C2 credit risk class
         Cause (Systemic or Role - Explain): Role - HMC.  This loan is a copy of a prior loan (see loan XXXX - new construction manufactured home purchase changed to refinance as customer owns the land), and the appraised value of the prior purchase loan was not updated to this new loan and was not caught until a month after this loan had been reviewed and approved based off an original purchase price/value from the purchase loan."
REVIEWER - GENERAL COMMENT (2023-12-13): Client to disposition, exception remains.	SELLER - GENERAL COMMENT (2023-11-28): "The loan was done as a Refinance as the customer owned the land the Manufactured home was on per guidelines: see underwriter notes: ORIGINAL APPROVAL FACILITATED ONXX/XX/XXXX
APPROVAL BY XXXX IDENTIFYING THE FOLLOWING:

Loan was reviewed for Challenged Inventory due to the decision engine has flipped to C2.   This is one of the loans that was originated as a purchase of a new construction manufactured home but with the customer owning the land.  Per the escalation from Risk partners in January/February, these all had to be cancelled and re-done as refinances, following is the timeline:

  XX/XX/XXXX: Application date of the original purchase loan with a purchase price and estimated value of $XXXXX and XXXXX% LTV (value of the lot included)
  XX/XX/XXXX: Refinance application (this loan) originated from original indication of the loan scenario needing to be a refinance and not a purchase (same estimated value of $XXXXX copied over and LTV of XXXXX%)
  XX/XX/XXXX: Appraisal came in on the purchase and value supported to only be $XXXXX, resulting in a XXXXX% LTV on the purchase loan (loan still received an approval at these terms)
  XX/XX/XXXX: Purchase loan cancelled to complete via the refinance application since the purchase structure was unacceptable with the customer owning the land
  XX/XX/XXXX: HLU assigned and approved this refinance loan based on the original estimated value (XXXXX% LTV) as the updated value from the purchase hadn't been updated to this loan since the updated value from the purchase came in after this loan was copied from the purchase loan
  XX/XX/XXXX: Appraisal and value from the purchase now transferred to this refinance, resulting in an LTV of XXXXX% and has resulted in a C2 ever since (unsure what LTV is exactly the breaking point)

ATR has been met.   Great ratios, lower LTV (land equity driving down LTV), w/ employer since XXXXX, acceptable credit.
Collateral is man home, poses higher risk but still acceptable (new construction).  Request approved. I will notify capital markets to put the loan in CI.

LO NOTES TO FILE FROM XXXX IDENTIFIED:
Discussed with DCO XXXX XXXX regarding potential consideration for Challenged Inventory (advised request is being approved) -
Escalated to LO from XXXX XXXX  from BM XXXX XXXX about the possibility of going CI as there is an executive customer complaint and a situation where we as WF did have an error.
         Deficiency/Policy Violation: Loan is returning an ineligible C2 credit risk class
         Cause (Systemic or Role - Explain): Role - HMC.  This loan is a copy of a prior loan (see loan XXXX - new construction manufactured home purchase changed to refinance as customer owns the land), and the appraised value of the prior purchase loan was not updated to this new loan and was not caught until a month after this loan had been reviewed and approved based off an original purchase price/value from the purchase loan."
REVIEWER - GENERAL COMMENT (2023-12-13): Client to disposition, exception remains.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1 [3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Appraisal, BPO and 2055/exterior appraisal provided. BPO reflects the value is $XXXXXXX, the original appraisal value is $XXXXXXX. 2055 value is $XXXXXX, and BPO datedXX/XX/XXXX has a value of $XXXXXXX. Original Appraisal and BPO dated XX/XX/XXXX reflect square footage of 3789 with values of $XXXXXXXand $XXXXXXX. The 2055 datedXX/XX/XXXX and BPO datedXX/XX/XXXX show 4049 with values of $XXXXXX and $XXXXXXX.	REVIEWER - GENERAL COMMENT (2023-04-06): Added the exterior appraisal in the file. This added another grade 3 level property exception. REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-06-28): Unable to clear with 2055.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(e) of XX% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee. Fee Amount of $240.00 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower. (7510)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof the appraisal was sent to the borrowers within 3 days prior to closing not provided.
Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: The Originator Loan Designation provided is Safe Harbor QM (APOR); but the DTI ratio exceeds the maximum allowed 43% by the guidelines approval, causing the loan to waterfall through the QM (APOR) Risk Testing. The final 1008 does not reflect the credit debt of $3626 into the DTI.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final closing disclosure dated 1-30-23 disclosed Finance Charges are $987,655.58. Due Diligence Finance Charges are $1,270,507.56. There is a variance of -$73,612.04. This is due to the index value 4.31053 used and the reason for the defect.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final closing disclosure dated 1-30-23 disclosed Finance Charges are $987,655.58. Due Diligence Finance Charges are $1,270,507.56. There is a variance of -$73,612.04. This is due to the index value 4.31053 used and the reason for the defect.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final closing disclosure dated 1-30-23 disclosed Finance Charges are $987,655.58. Due Diligence Finance Charges are $1,270,507.56. There is a variance of -$73,612.04. This is due to the index value 4.31053 used and the reason for the defect.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Final Closing Disclosure Appraisal Management Company fee amount of $240.00 exceeds Loan Estimate XX/XX/XXXX Appraisal Management Company fee amount of $120.00. There is a variance of $120.00 . Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT (2023-03-28): DTI changed due to receiving income documents, however, the DTI is still off due to the index issue.
REVIEWER - GENERAL COMMENT (2023-04-03): FICO is XXX, not XXX. Borrowers have 21 month reserves, not 69 months.
REVIEWER - WAIVED COMMENT (2023-04-04): Client elects to down grade and waive using compensating factors
FICO is XXX vs 720 minimum
Borrower has worked 15 years in their field of work.
Over 21 months reserves vs minimum of 14 months
REVIEWER - GENERAL COMMENT (2023-03-29): The exception is due to the index issue.
REVIEWER - GENERAL COMMENT (2023-03-29): The finance charge is tied to the index issue.
REVIEWER - GENERAL COMMENT (2023-03-29): This exception is due to the index issue.
																							REVIEWER - CURED COMMENT (2023-03-17): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100537	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Issue: Refinance seasoning requirements not met	Verified stated defect. Repurchased loan due to Ineligible Loan Program: The subject mortgage does not meet Freddie Mac's definition of a cash out refinance transaction. The subject loan was delivered as an owner-occupied, cash-out refinance with full documentation and a Loan to Value of XX%. Neither Borrower were on the title for six months prior to the Note Date. The deed was transferred into their names on April 8, XXXX, per title commitment in file. Hence the Borrowers are ineligible for a cash out refinance.	REVIEWER - GENERAL COMMENT (2023-03-28): Nothing provided for this issue to clear/cure. REVIEWER - WAIVED COMMENT (2023-04-06): Client elects to down grade and waive using compensating factors. Both borrowers have been with the same employer for over 10 years. LTV isXX% FICO is XXX, above 680.	1	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Verified stated defect. The Title Commitment indicates the property was transferred to the Borrowers XX/XX/XXXX, prior to the 12 month seasoning requirement for a TX cash out transaction.	REVIEWER - GENERAL COMMENT (2023-03-28): Nothing provided for this issue to clear/cure.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		State - NC	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100538	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX023)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified disclosed defect Loan closed 1 day earlier than permitted by TRID. Initial closing disclosure is datedX-X-XXand final closing disclosure is dated X-XX-XX and signed X-XX-XX.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-01-09): No additional documents were up-loaded/provided, Unable to clear.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100266	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception: [2] Application / Processing - Missing Document: Fraud Report not provided	Verified Disclose defect. The borrower does not own current primary and per Freddie guidelines, cannot use rental income from subject to qualify, resulting in dti of XX%. Unable to use rental income as the customer does not own a primary residence. "Verified Disclose defect" - Borrower rents current primary residence and therefore cannot use rental income from subject. Unable to use rental income as the customer does not own a primary residence.	REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100523	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verification of employment is not within 10 business days of the Note for the employer XXXXXXXXXXXXXX The verification of employment is not within 10 business days of the Note for the employer XXXXXXXXXXXXXXXXXX The verification of employment is not within 10 business days of the Note for the employer XXXXXXXXXXXXX	REVIEWER - WAIVED COMMENT (2023-05-02): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-02): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-02): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 1,603.80 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX023)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $125.00 plus 10% or $137.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: File is missing RESPA Homeownership Counseling List Status.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Mortgage Insurance $XXX per month incorrectly included in escrowed expenses.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final CD reflects $375.38 whereas the actual monthly escrow payment is $445.70
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Monthly Mortgage Insurance of $XXX incorrectly included in escrowed expenses.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Monthly Mortgage Insurance of $XXX was incorrectly included in escrowed expenses.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording Fee increased on Closing Disclosure dated XX/XX/XXXX3 without a valid change of circumstance of cure provided.	REVIEWER - CURED COMMENT (2023-05-17): Lender cured on PCCD dated XX/XX/XXXXREVIEWER - CURED COMMENT (2023-05-17): Lender cured on PCCD dated XX/XX/XXXXREVIEWER - CURED COMMENT (2023-05-17): Lender cured on PCCD dated XX/XX/XXXXREVIEWER - CURED COMMENT (2023-05-17): Lender cured on PCCD dated XX/XX/XXXXREVIEWER - CURED COMMENT (2023-04-26): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100003	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XX/XX/XXXX	Subject property was appraised on XX/XX/XXXX prior to the FEMA disaster (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides) dated XX/XX/XXXX with no declared end date. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	BUYER - GENERAL COMMENT (2023-04-27): Guidelines do not require a disaster inspection if the appraisal is completed after the incident start date. The start date is 2/21 and the home was appraised on 3/7. REVIEWER - WAIVED COMMENT (2023-04-28): Per XXXXXXXX attestation, the FEMA Disaster began prior to the appraisal date. Per the FEMA website, the incident start dated was XX/XX/XXXX, which is prior to when the subject property was appraised on XX/XX/XXXX. Currently, this FEMA Disaster is ongoing and does not have a declared end date.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (FinXX/XX/XXXX023)	Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID Number.	BUYER - WAIVED COMMENT (2023-04-25): .	Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100040	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX023)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure disclosed Flood Insurance in the “Other” section instead of under the Homeowner’s Insurance section in the Projected Payments table.	BUYER - WAIVED COMMENT (2023-04-18): .	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100041	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,400.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,050.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: The CD datedXX/XX/XXXX disclosed a Lender Credit in the amount of -$6050.00 which decreased to -$2400.00 on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the decrease of $3650.00 was not provided.	BUYER - GENERAL COMMENT (2023-04-27): 4/27: please see the attachment. REVIEWER - CURED COMMENT (2023-04-28): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100012	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 30,197.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7527)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Borrower signed the Acknowledgement of Appraisal Delivery on XX/XX/XXXX, which is prior to the appraisal report date of XX/XX/XXXX.
																						Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Final Closing Disclosure Estimated property Costs over year 1 of $30,197.04. Estimated property Costs are $2,510.92 per month which equals calculated estimated property costs over year 1 of $30,131.04. Difference of $66.00 is due to the Final 1003 disclosed monthly real estate taxes as $2,251.42 however, the tax certificate verifies monthly real estate taxes are $2,245.92.	BUYER - WAIVED COMMENT (2023-04-26): . BUYER - WAIVED COMMENT (2023-04-26): . REVIEWER - CURED COMMENT (2023-04-14): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100020	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100183	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX023)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure page 1 Estimated Taxes, Insurance, & Assessments section has the Other box checked for flood insurance which shoul dhave been disclosed under the “Homeowner’s Insurance” section of Projected Payments table.	BUYER - WAIVED COMMENT (2023-05-17): .	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100086	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX023)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX provided onXX/XX/XXXXwhich is not three (3) business days prior to consummation date X/XX/XX.	REVIEWER - WAIVED COMMENT (2023-09-05): Waived per investor.
SELLER - GENERAL COMMENT (2023-07-10): See attached appraisal delivery confirmations for both appraisals sent to borrower. Please clear this finding
REVIEWER - GENERAL COMMENT (2023-07-12): Still missing earlier receipt.
SELLER - GENERAL COMMENT (2023-08-01): See attached final closing package, the appraisal dated 6/21 is attached to the documents that were given to the borrower at closing
SELLER - GENERAL COMMENT (2023-08-01): final closing pkg
REVIEWER - GENERAL COMMENT (2023-08-03): Please provide evidence that the borrower received the appraisal, the appraisal does not verify receipt.
SELLER - GENERAL COMMENT (2023-08-07): See attached LOX, Appraisal, and FedEx label
SELLER - GENERAL COMMENT (2023-08-07): lox,appraisal,fedex
REVIEWER - GENERAL COMMENT (2023-08-08): Received proof of delivery however exception to remain EV2 as appraisal was sent post-close.
																							REVIEWER - WAIVED COMMENT (2023-09-05): Waived per investor.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100236	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)		REVIEWER - CURED COMMENT (2023-07-27): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100235	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100021	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The lender listed on the appraisal is XXXX mortgage rather than actual lenderXXXXXXXXXXXXXXXXXXX and no appraisal transfer letter was provided.	SELLER - GENERAL COMMENT (2023-09-26): 9/26 KM: XXX completed the underwriting on the loan and purchased the loan right after funding. Appraisal is allowed to be in the name of XXX.
REVIEWER - GENERAL COMMENT (2023-09-28): Please provide lender name on appraisal. Exception remains.
SELLER - GENERAL COMMENT (2023-10-11): 10/11 KM: The lender on the appraisal is listed as XXXXXXXXXXXXXXXXas they are the client. XXXhas underwritten the mortgage to their standards with the intention of purchasing the loan after funding. Due to XXX’s underwriting department requiring the appraisal, they are an acceptable lender. All FNMA guidelines have been followed as well as AIR sections VI and VIII.
																			REVIEWER - WAIVED COMMENT (2023-10-11): Waived	1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100085	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101073	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XXXXX%.	Verified Stated Defect- Lender grossed up Pension income for the borrower $XXXXX when the tax return verifies that all pension income was taxable.	REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 47.10%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100213	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.00 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-09-07): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100083	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX023)
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.62506% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $14,370.00 on a Federal Total Loan Amount of $XXXXXX vs. an investor allowable total of $11,892.21 (an overage of $2,477.79 or .62506%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD to Non QM Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Report date of appraisal is XX/XX/XXXX however appraisal delivery date is XX/XX/XXXX as per the provided confirmation of appraisal delivery. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Restated LD to Non QM	SELLER - GENERAL COMMENT (2023-08-30): Appraisal effective 5/23 - delivered 5/24 - signed 5/25 REVIEWER - GENERAL COMMENT (2023-09-01): Reviewed trailing doc and we did have that page in the file at the time of review. Doc id 0013 shows the borrower received a copy of the appraisal on XX/XX/XXXX. The appraisal report date is XX/XX/XXXX. The borrower received a copy of the appraisal prior to report date of XX/XX/XXXX. Exception remains.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100082	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.34639% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $21,871.00 on a Federal Total Loan Amount of $XXXXXX vs. an investor allowable total of $19,607.08 (an overage of $2,263.92 or .34639%).
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $65.00 exceeds tolerance of $47.00 plus 10% or $51.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM	REVIEWER - CURED COMMENT (2023-08-26): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100078	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100081	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation in file indicates delivery onXX/XX/XXXXPresumed receipt date would not have been at least 3 days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100229	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100075	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101888	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX	Verified disclosed defect- Through the reverification process, documentation obtained by Chase indicates the presence of delinquent federal income taxes. The XXXX and XXXX Chase transcripts reflect the customer owes a balance of $XXXXX for XXXX and $XXXXX forXXXX.

The above loan was underwritten to the Jumbo ARM 7/6 SOFR Non Agency AUS product guidelines. This program does not require the lender to obtain transcripts. Additionally, the borrower is not self-employed or using any income required to be documented with tax returns. As such, FIMC was not aware of or required to verify per the program guidelines if the borrower had past-due taxes or any repayment arrangement with the IRS.                                                                             IRS Form 9465, the form filed by a taxpayer requesting an installment agreement to repay taxes. The form clearly indicates on line 10 that the outstanding taxes are divided into 72 monthly payments. In this case, if the borrower chose to enter into a repayment plan instead of disputing the IRS’s findings the monthly payment would be $XXXXX/XXXXX = $XXXXX a month. The qualifying DTI would beXX%, well within the 3% tolerance required by FNMA
Fraud report indicates there is an undisclosed property. XXXXXXXXXXXXX XXXXX XXXXX and an outstanding Tax Lien XX/XX/XXXX $XXXXX	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review). Fee Amount of $200.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7510)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $100 on Loan Estimate but disclosed as $200 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (2023-09-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101687	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX023)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $4.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77222)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,581.92 exceeds tolerance of $1,477.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was left blank on a Closing Disclosure. It appears the issue date was XX/XX/XXXX due to the Final Closing disclosure with the same Closing date and Disbursement date.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified disclosed defect. The XX/XX/XXXX Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing. The borrower did not receive the Loan Estimate until XX/XX/XXXX and the loan closed on XX/XX/XXXX that resulted in TRID violation making the loan unsalable.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified disclosed defect. The XX/XX/XXXX Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing. The borrower did not receive the Loan Estimate until XX/XX/XXXX and the loan closed on XX/XX/XXXX that resulted in TRID violation making the loan unsalable.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verified Stated Defect - TX Guaranty fee was added on Loan Estimate dated XX/XX/XXXX and again on Final Closing Disclosure dated XX/XX/XXXX with no valid change of circumstance nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verified Stated Defect - Loan Discount Points fee increased on XX/XX/XXXX Loan Estimate and again on Final Closing Disclosure XX/XX/XXXX with no valid change of circumstance nor evidence of a cure.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101995	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of 45.00000%. [2] Miscellaneous - Credit Exception: [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX	Per AUS provided.
Verified Stated Defect:  Repurchased loan due to Incorrect SE Income Calculation - Excessive DTI: The subject loan was delivered as a Loan Product Advisor (LPA) Mortgage with aXX% debt payment-to-income ratio (DTI). The DTI was based on income of $XXXXX and $XXXXX in monthly debt.
Freddie Mac calculated the borrowers' income to be $XXXXX consisting of $XXXXX in self-employed income for
B1 and $XXXXX self-employed income for CB based on XXXX schedule ""C"" tax returns.
Tax returns for XXXXXXXXXXXXXXXrequired to determine if the business is reflecting income or loss to verify accurate DTI.
Freddie Mac recalculated the Borrowers monthly expenses to be $XXXXX, consisting of $XXXXX for the primary residence, $XXXXX for the subject property and $XXXXX in other expenses, including the $XXXXX mortgage for XXXXXXXXXXXand $XXXXX taxes and insurance for XXXXXXXXXXX. **Credit Score may be impacted by mortgage payment history**"
Verified Stated Defect - Unable to determine income requirements due to missing AUS dated prior to closing.  Missing signed and dated 1040's and Business Tax returns as required per the AUS.  Acceptable Third Party Verification of Self Employment was not found.  Unable to calculate the borrower and co-borrower's self employment or rental income.
														Verified Stated Defect - Property History Report indicates the property at XXXXXXXXX was purchased by the borrower's in XXXX. Tax Returns are required in order to calculate an accurate cash flow.	REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-04-24): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101185	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	2	[2] Miscellaneous - Credit Exception:	Verified disclosed defect: Investor rejected the loan for purchase due to Excessive IPC: Sales contract reflects the seller to pay up to $XXXXXK of buyers closing costs and pre-paids, this was later amended to $XXXXXK. According to the final Closing Disclosure, the total Buyer costs = $XXXXXand the seller paid $XXXXXK which is $XXXXX more than the actual costs.	REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Original appraised value reported square footage of 1517, BPO is reporting 4416.		2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal report date is XX/XX/XXXXnd evidence of the report being sent to borrower is dated XX/XX/XX.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100077	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $138.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-09-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100084	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $510.00 exceeds tolerance of $460.00 plus 10% or $506.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was increased on the closing disclosure issued XX/XX/XXXX, change of circumstance stated loan amount changed, however that would not effect recording fee.	SELLER - GENERAL COMMENT (2023-09-29): Tolerance Cure REVIEWER - CURED COMMENT (2023-10-02): XXXXXXXXX received Post CD,LOX, Copy of refund check and proof of mailing.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100070	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $414.00 exceeds tolerance of $288.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-09-21): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100079	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-09-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100080	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $569.00 exceeds tolerance of $390.00 plus 10% or $429.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $134.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-09-18): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100071	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report effective date XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-09-27): CDA SELLER - GENERAL COMMENT (2023-09-27): cda invoice REVIEWER - WAIVED COMMENT (2023-09-28): Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100009	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,837.00 exceeds tolerance of $1,724.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $48.95 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as $1,724.00on LE but disclosed as $1,837.00 on Final Closing Disclosure. File does not contain a valid changed of circumstance for this fee and the cure provided on the Final Closing Disclosure was not sufficient to cure both tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was increased on the Initial Closing Disclosure. File does not contain a valid changed of circumstance for this fee and the cure provided at closing was not sufficient to cure both tolerance issues.	SELLER - GENERAL COMMENT (2023-10-10): See attached COC History item #5 for Transfer Tax increase.
REVIEWER - GENERAL COMMENT (2023-10-11): XXXXXXXXX received valid Changed Circumstance dated XX/XX/XXXX. But, the further increased $1,837 from $1,724.25 on CD dated XX/XX/XXXX, there seems to be no COC in file for the fee increased. Please provide valid COC with additional information for the fee increased on 08/17 or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
SELLER - GENERAL COMMENT (2023-10-31): Restitution docs have been provided.

Please advise if acceptable.  The check was sent to the borrower, however we missed getting a copy of the check (see email attached).  Will the email suffice as proof of check to borrower?   Check was cut on Thursday.  Check number 0102255077.  We will not have a copy until it clears.
REVIEWER - GENERAL COMMENT (2023-10-31): XXXXXXXXX received Post CD,LOX and proof of mailing. However, we also required copy of refund check  in order to cure the exception.
SELLER - GENERAL COMMENT (2023-11-10): Restitution docs have been provided.
REVIEWER - CURED COMMENT (2023-11-11): XXXXXXXXX received Post CD,LOX,Copy of refund check and proof of mailing.
SELLER - GENERAL COMMENT (2023-10-10): COC has been provided for increase in VOE fee.
REVIEWER - GENERAL COMMENT (2023-10-11): XXXXXXXXX received valid Changed Circumstance dated XX/XX/XXXX. But, the fee further increased to $48.95 on CD dated XX/XX/XXXX, there seems to be no COC in file for the fee increased. Also, Cure provided at closing is insufficient to cure for all the citing 0%  exception. We will clear the exception once we received resolution on the Transfer taxes fee exception citing. Exception remains.
SELLER - GENERAL COMMENT (2023-10-31): Restitution docs have been provided.

Please advise if acceptable.  The check was sent to the borrower, however we missed getting a copy of the check (see email attached).  Will the email suffice as proof of check to borrower?   Check was cut on Thursday.  Check number 0102255077.  We will not have a copy until it clears.
REVIEWER - GENERAL COMMENT (2023-10-31): XXXXXXXXX received Post CD,LOX and proof of mailing. However, we also required copy of refund check  in order to cure the exception.
SELLER - GENERAL COMMENT (2023-11-10): Restitution docs have been provided.
																							REVIEWER - CURED COMMENT (2023-11-11): XXXXXXXXX received Post CD,LOX,Copy of refund check and proof of mailing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100076	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100064	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100062	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100067	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $103.90 exceeds tolerance of $52.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT (2023-11-15): Fee increase disclosed on COC issued 10/11.
REVIEWER - GENERAL COMMENT (2023-11-16): XXXXXXXXX received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on what information was received that required the increase in the fee and when was that information received. Added Employment verification fee of $51.95 is not valid COC to re-baseline this exception. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-11-17): See attached re: employment verification fee increase.
REVIEWER - GENERAL COMMENT (2023-11-20): XXXXXXXXX received LOE, but it does not give sufficient information on why the VOE fee was increased as it states had to pull an additional funding VOE.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and why the additional VOE was pulled.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-11-20): The VOE was conducted twice. The COC reflects the two VOE fees. See attached invoices.
REVIEWER - GENERAL COMMENT (2023-11-21): XXXXXXXXX received LOE and invoice, however we require additional information on why the VOE was conducted twice. In order to determine if the changed circumstance is valid more information is necessary and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-11-27): Cure attached.
																							REVIEWER - CURED COMMENT (2023-11-27): XXXXXXXXX received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing the mortgage insurance certficate. Mortgage Certificate was not provided in the file.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX023)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2277751)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - ARM Disclosure Status Test: Borrowers ARM loan program disclosure was not provided in the file.
Federal Compliance - CHARM Booklet Disclosure Status: Borrowers CHARM Booklet was not provided in the file.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated to Higher Priced APOR.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Loan Application/1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement and documentation was not provided in the file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The 4th payment stream reflects no mortgage insurance.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX, page (1) and (4) disclosed an Initial Escrow Payment in the amount of $324.16 that included mortgage insurance in the amount of $63.02.The mortgage insurance certificate is missing from the file that validates the actual mortgage insurance  payment of $63.02 and page (2) section (G) does not escrow for mortgage insurance and the initial escrow payments in the amount of $261.14 are all paid by the seller.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	SELLER - GENERAL COMMENT (2023-11-27): See attached Closing Disclosure and Interest Rate Lock Agreement for ARM terms.
REVIEWER - GENERAL COMMENT (2023-12-05): ARM disclosure is required exception remains.
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. Interview method was internet.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing the signed disclosure
SELLER - GENERAL COMMENT (2023-11-27): See attached Closing Disclosure and Interest Rate Lock Agreement for ARM terms.
REVIEWER - GENERAL COMMENT (2023-12-05): CHARM Booklet disclosure is required exception remains.
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. Interview method was internet.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing the actual signed disclosure. The ARM disclosure, which is also missing, may provide borrower receipt of this document.
REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to downgrade and waive.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD dated XX/XX/XXXX was disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that XX/XX/XXXX CD was disclosed to borrower. But, Documents ID 0141 and 0151 are incomplete and dated XX/XX/XXXX. If the CD's were not provided to the borrower, please provide specific comments indicating the document ID's was never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD dated XX/XX/XXXX was disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that XX/XX/XXXX CD was disclosed to borrower. But, Document ID #0154 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the document ID was never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD dated XX/XX/XXXX was disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that XX/XX/XXXX CD was disclosed to borrower. But, Document #D143 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the document ID was never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD dated XX/XX/XXXX was disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that XX/XX/XXXX CD was disclosed to borrower. But, Documents ID 0141 and 0151 are incomplete and dated XX/XX/XXXX. If the CD's were not provided to the borrower, please provide specific comments indicating the document ID's was never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD dated XX/XX/XXXX was disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that XX/XX/XXXX CD was disclosed to borrower. But, Documents ID 0155 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the document ID was never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-15): Disagree :  By Stream four on the CD dated XX/XX/XXXX LTV ratio has decreased to below 80% and MI is no longer required.   Per Private Mortgage Disclosure in file the MI will be outmatically canceled in  mounth 97 (8 years 1 mounth).  This takes place in Stream 3.
REVIEWER - GENERAL COMMENT (2023-12-18): XXXXXXXXX received rebuttal on payment stream.  MI is paid thru month 126, which is over 10 years and under 11 years.  Loan was disclosed with MI thru year 12.  Correct payments streams should reflect payment stream 3 as Year 7-7 with MI of $63.02 and then payment stream 4 as years 8-30 also with MI of 63.02.  Corrected CD and LOE to borrower to cure.
SELLER - GENERAL COMMENT (2023-12-11): Disagee : CD's issued on or after XX/XX/XXXX showing a change in loan product were never disclosed to the borrower and due not require a change of circomstance.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received general rebuttal on CD's not issued. However, the rebuttal is too general to speak to the numerous CD's provided in file for testing. Please provide specific details on "which" CD's, such as Doc ID #'s, to attest to which CD's were not disclosed to borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100762	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Hazard Insurance Coverage is insufficient by $XXXXX. Mortgage Insurance Certificate not provided.	SELLER - GENERAL COMMENT (2023-12-11): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy &XXXXX hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-12): Loan amount is $XXXXX. Replacement cost to renew is $XXXXX. Coverage is $XXXXXK. A replacement cost estimate would be required to confirm the cost to renew is $XXXXXK.
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to down grade and waive using compensating factors
FICO isXXX
Borrower own funds is XXXXX% towards closing
Primary borrower has worked in the same position for more than XXXXX  years.
Disposable income of $XXXXX
Both borrowers have been employed in the same industry for more than XXXXX years.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX023)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $379,377.45 is under disclosed by $266.55 compared to the calculated Amount Financed of $379,644.00 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $513,870.71 is under disclosed by $7,981.12 compared to the calculated Finance Charge of $521,851.83 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2278352)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $893,514.71 is under disclosed by $8,247.67 compared to the calculated total of payments of $901,762.38 which exceeds the $100.00 threshold. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file has multiple dated notices of appraisals sent to the borrower; however, the file is missing each of those dated versions of the appraisal.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure was not disclosed to applicant within three business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling Organizations not provided to applicant within three business days of application.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure provided on X-XX-XX disclosed a finance charge off $513,870.71, calculated finance charge are $521,851.83, resulting in a variance of -$7981.12. Missing the index rate to confirm the index used.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on X-XX-XX disclosed a finance charge off $513,870.71, calculated finance charge are $521,851.83, resulting in a variance of -$7981.12. Missing the index rate to confirm the index used.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The final closing disclosure doesn't reflect mortgage insurance.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on X-XX-XX disclosed a finance charge off $513,870.71, calculated finance charge are $521,851.83, resulting in a variance of -$7981.12. Missing the index rate to confirm the index used.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: The file is missing mortgage insurance certificate to verify the payment on the final Closing Disclosure.
Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier receipt not found in loan file.	SELLER - GENERAL COMMENT (2023-11-27): See attached Closing Disclosure and Interest Rate Lock Agreement for ARM terms.
REVIEWER - GENERAL COMMENT (2023-12-05): ARM disclosure is required exception remains.
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. Interview method was internet.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing the actual signed disclosure.
REVIEWER - GENERAL COMMENT (2023-12-19): Exception Remains - ARM disclosure is required.
SELLER - GENERAL COMMENT (2023-11-27): See attached Closing Disclosure and Interest Rate Lock Agreement for ARM terms.
REVIEWER - GENERAL COMMENT (2023-12-05): CHARM Booklet disclosure is required exception remains.
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. Interview method was internet.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing the signed disclosure. The ARM disclosure, which is also missing, may reflect the borrower receipt of this document.
REVIEWER - GENERAL COMMENT (2023-12-19): Exception Remains - CHARM disclosure is required.
SELLER - GENERAL COMMENT (2023-12-06): Disagree: Final disclosed Finance Charge is $513,870.71. Calculated Finance Charge is $324,629.32. Finance Charge is overstated and is acceptable. Unable to locate SOFR index value in file. Per XXXXXXXXX testing methodology used the lowest SOFR index value of 1.06506866 from closing date ofXX/XX/XXXX toXX/XX/XXXX (45 days) for testing. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2023-12-08): XXXXXXXXX received rebuttal disagreeing with calculations.  It does appear lender used a stale index for calculations.  The SOFR 30 day average index had a lookback period ofXX/XX/XXXX on lowest value of 4.37610% toXX/XX/XXXX at 4.59322%. Must calculate based on the index value in effect up to 45 days before the consummation date.  No index value of 1.06506866 was shown within that period on value per rebuttal.
SELLER - GENERAL COMMENT (2023-12-15): Disagree :  Disclosed Finance Charge of $513,870.71 disclosed on the CD dated XX/XX/XXXX is with in Tolerance of Calculated Finance Charge of $513,874.16 (-$345) which is in tolerance.  See Attached Brooks.
REVIEWER - GENERAL COMMENT (2023-12-18): XXXXXXXXX received rebuttal on calculated finance charge.  It appears lender may have calculated based on a stale index.  The index used by the seller to calculate the loan is not available in the lookback period. The smallest index available in the look back period is around 4.37610% on 2-10-23, 45 days ealiest from Consummation date.. The index used for calculating the APR and finance charges does not need to be the one in effect as of the consummation date, the lender can either use the one in effect as of the consummation date or they may use an alternative value that is in effect during the same lookback period as applicable to the subsequent ARM adjustments on the loan. The Index at the time of application or rate lock would only be permissible in the event the loan closed soon enough that the index value used and the date of that index is within the lookback period. The required cure is to ensure the consumer does not pay more than the amount that was disclosed. This can be accomplished through a reduction to the margin on the loan. (Note: Margin reductions are only effective when the under disclosure is due to the stale index, they are not appropriate when fees are under disclosed.)
SELLER - GENERAL COMMENT (2023-12-15): Disagree :  By Stream four on the CD dated XX/XX/XXXX LTV ratio has decreased to below 80% and MI is no longer required.   Per Private Mortgage Disclosure in file the MI will be outmatically canceled in  mounth 97 (8 years 1 mounth).  This takes place in Stream 3.
REVIEWER - GENERAL COMMENT (2023-12-18): XXXXXXXXX received rebuttal on MI cutoff.  However, XXXXXXXXX has calculated that MI ends in Month 134 which is  into the 11th year and under 12.  The difference in lender calculation of canceling in month 97, may be related to the noted issues with finance charge and use of a stale index for ARM calculations.  XXXXXXXXX calculated that payment stream 3 would be year 7 to 7 with the MI Payment stream 4 would be years 8 to 30 with the MI at $94.91.  Corrected CD and LOE to borrower to cure.
SELLER - GENERAL COMMENT (2023-12-06): Disagree: Final disclosed Total of Payments is $893,514.71. Calculated Total of Payments is $704,273.32. Total of Payments is overstated and is acceptable. Unable to locate SOFR index value in file. Per XXXXXXXXX testing methodology used the lowest SOFR index value of 1.06506866 from closing date ofXX/XX/XXXX toXX/XX/XXXX (45 days) for testing. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2023-12-08): XXXXXXXXX received rebuttal disagreeing with calculations.  It does appear lender used a stale index for calculations.  The SOFR 30 day average index had a lookback period ofXX/XX/XXXX on lowest value of 4.37610% toXX/XX/XXXX at 4.59322%. Must calculate based on the index value in effect up to 45 days before the consummation date.  No index value of 1.06506866 was shown within that period on value per rebuttal.
SELLER - GENERAL COMMENT (2023-12-11): Disagree : XXXXXXXXX internal system indicates an initial loan application date as XX/XX/XXXX.  Initial LE dated XX/XX/XXXX was e delivered and confirmed on XX/XX/XXXX. See attached Disclosure Receipt date.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal on Initial LE dated 7-22-22. However, the issue relates to the application date which is testing as 7-11-22. File is missing proper documentation to support the application date within 3 business days of the 7-22-22 LE. Please provide a dated initial application &/or documentation to support the application date and receipt of 6 pieces of information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)	Federal Compliance - ARM Disclosure Status Test: ARM Disclosure missing from file.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet missing from file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Counseling List not provided to borrower within 3 days ofXX/XX/XXXX application date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to Receive Appraisal/initial Loan Estimate not provided to borrower within 3 days ofXX/XX/XXXX application date.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: CD dated XX/XX/XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not provided to borrower within 3 days ofXX/XX/XXXX application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101390	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Consumer handbook on adjustable-rate mortgages not provided to borrower. Also, CD Issue Date incomplete.	SELLER - GENERAL COMMENT (2023-11-27): Interest Rate Lock Agreement shows ARM terms, attached. CD clearly shows that the issue date wasXX/XX/XXXX and also shows ARM terms, attached.
REVIEWER - GENERAL COMMENT (2023-12-01): ARM disclosure and CHARM booklet which was provided to the borrower is missing in file. Exception Remains
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. This application is an internet application
REVIEWER - GENERAL COMMENT (2023-12-18): Provide a copy of acknowledgement that CHARM booklet is received by borrower at initial application. Exception Remains.
REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $743.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - ARM Disclosure Status Test: Adjustment Rate Mortgage loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer handbook  on adjustable-rate mortgages not provided to borrower.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT (2023-11-27): Interest Rate Lock Agreement and CD shows ARM terms, attached.
REVIEWER - GENERAL COMMENT (2023-12-01): ARM disclosure which was provided to the borrower is missing in file. Exception Remains
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. This application is an internet application
REVIEWER - GENERAL COMMENT (2023-12-18): Adjustment Rate Mortgage loan program disclosure not provided to the borrower.
SELLER - GENERAL COMMENT (2023-11-27): Interest Rate Lock Agreement and CD shows ARM terms, attached.
REVIEWER - GENERAL COMMENT (2023-12-01): CHARM booklet which was provided to the borrower is missing in file. Exception Remains
SELLER - GENERAL COMMENT (2023-12-14): The CHARM booklet which satisfies all ARM disclosure requirements is issued at the time of application. The issuance of the CHARM booklet depends on the application type (interview method). See CHARM attachment for lender procedure. For telephone/internet method these disclosures are available/provided to the customer at initial customer login. This application is an internet application
REVIEWER - GENERAL COMMENT (2023-12-18): Provide a copy of acknowledgement that CHARM booklet is received by borrower at initial application. Exception Remains.
SELLER - GENERAL COMMENT (2023-12-11): Disagree: The LE issued XX/XX/XXXX disclosed an increase in the Transfer Taxes from $0 to $743, with a valid change circumstance reason of "State Tax Stamp - Deed Fee required per PA page 8." Date of knowledge was XX/XX/XXXX and meets three days timing requirement. Copy of changed circumstance is attached. No corrective action required.
																							REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal. The COC in the file does not give sufficient information on why the transfer tax fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added. Also, provide evidence or timeline when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101349	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $275.00 exceeds tolerance of $160.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $820.00 exceeds tolerance of $588.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing initial application document signed and dated by loan originator.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No initial CD located in the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (2023-12-14): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-12-14): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101417	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO ofXXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial application.
Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided to applicant within three business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to Receive a copy of the Appraisal Disclosure was not provided timely.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure provided on XX/XX/XXXX did not disclose the actual Date Issued.
Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: CD Doc ID 0254 is missing product and Date Issued.  Unable to determine product match on subsequent CD
Federal Compliance - TRID Loan Estimate Timing: The earliest dated Loan Estimate XX/XX/XXXXs not within three business days of application date XX/XX/XX	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive.
SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX was used for internal use only and never disclosed to the borrower.  See Disclosure Recei[t dates attached.
REVIEWER - GENERAL COMMENT (2023-12-04): Documents 259, 256, 252, 260 and 255 are incomplete and dated XX/XX/XXXX. If the CDs were not provided to the borrower, please provide specific comments indicating the documents ID’s were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : CD with the presumed issuer date of XX/XX/XXXX was for internal use only and not disclosed to the borrower.  Please see attached disclosure Receipt dates.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification. Lender comment can include the Doc ID for further identification information. XXXXXXXXX requires a Lender comment that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, commenting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX was used for internal use only and never disclosed to the borrower.  See Disclosure Recei[t dates attached.
REVIEWER - GENERAL COMMENT (2023-12-04): XXXXXXXXX: Provided Lender comment indicates CD dated XX/XX/XXXX was used for internal use only and never disclosed to the borrower, But, there is no CD dated XX/XX/XXXX in the loan file. We have Document 254 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the documents ID’s were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : CD with the presumed issuer date of XX/XX/XXXX was for internal use only and not disclosed to the borrower.  Please see attached disclosure Receipt dates.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification. Lender comment can include the Doc ID for further identification information. XXXXXXXXX requires a Lender comment that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, commenting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-11-30): Disagree: Per internal system Application date is XX/XX/XXXX.  Initial LE dated XX/XX/XXXX was Received by the borrower on XX/XX/XXXX.  See attached initial disclosure tracking.
REVIEWER - GENERAL COMMENT (2023-12-04): Earliest LE in loan file is dated 4/2.
SELLER - GENERAL COMMENT (2023-12-13): Disagree: Per internal system Application date is XX/XX/XXXX.  Initial LE dated XX/XX/XXXX was Received by the borrower on XX/XX/XXXX.  See attached initial disclosure tracking.
REVIEWER - GENERAL COMMENT (2023-12-15): Initial application is undated, unable to determine application date of X-XX-XX. Please provide additional documentation to support the application date and receipt of the 6 pieces of information.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101360	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $68,790.79 is under disclosed by $150.00 compared to the calculated Finance Charge of $68,940.79 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $5,070.95 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $333.01 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $68,790.79 calculated finance charge is $68,940.79, which is a difference of $150.00 for the subject purchase transaction.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension Fee was disclosed as $0.00 on the initial Loan Estimate but Disclosed on the Final Closing Disclosure without a Valid Change of Circumstance. Evidence of cure for increase of $5,070.95 was not provided
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was disclosed as $0.00 on the initial Loan Estimate but Disclosed as $0.00 on the Final Closing Disclosure without a Valid Change of Circumstance. Evidence of cure for increase of $333.1 was not provided		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101422	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation was BPO and does not support the value used to qualify. Sec ID: 6: Note Date: XX/XX/XXXX; Lien Position: 1	Original value $XXXXXX, Drive by BPO value $XXXXXX, and AVM value $XXXXXX.		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $2,843.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Loan Estimate issued XX/XX/XXXX, Change of Circumstance form stated "Borrower requested change.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	D	C	C	C	C	D	C	C	C
XXXX	XXXX	RP1101365	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance coverage is insufficient by $XXXXX. Provide updated policy reflecting minimum coverage of $XXXXX or provide copy of insurer's replacement cost estimate supporting current coverage amount.	SELLER - GENERAL COMMENT (2023-11-27): Coverage is sufficient. Evidence of insurance reflecting dwelling protection (coverage) of $XXXXX attached.
REVIEWER - GENERAL COMMENT (2023-11-29): There is a coverage shortfall for $XXXXX and replacement cost estimator is missing. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Coverage is sufficient. Note in file indicates we spoke with All State agent who confirmed hazard insurance policy included full replacement cost coverage. See attached loan note.
REVIEWER - GENERAL COMMENT (2023-12-15): Reviewed hazard dec page in file along with trailing doc. Dwelling coverage $XXXXX. Need to confirm from the agent if the replacement cost coverage up to dwelling coverage or is 100% guaranteed replacement cost?
REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.16146% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $5,930.00 on a Federal Total Loan Amount of $142,497.95 vs. an investor allowable total of $4,274.93 (an overage of $1,655.07 or 1.16146%).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $30,684.57 is under disclosed by $564.67 compared to the calculated Finance Charge of $31,249.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $245.00 exceeds tolerance of $145.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75203)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of Initial 1003.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure dated XX/XX/XXXX did not include the issue date.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $30,684.57 . Due Diligence Finance Charges are $31,249.24. There is a variance of $564.67.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was disclosed as $145.00 on the Initial Loan Estimate, but disclosed as $245.00 on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $100.00 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title-Survey Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $250.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made	REVIEWER - CANCELLED COMMENT (2023-11-29): Client elected to remove FNMA testing, email 11/29 REVIEWER - RE-OPEN COMMENT (2023-11-30): Client elected to retain these exception. Loan is seasoned < 24 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101425	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling Organizations not provided to borrower within 3 days of application date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive a copy of the Appraisal Disclosure was not provided to borrower within 3 days of application date.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered or placed in the mail to Borrower within three (3) business days of application.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101307	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101357	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM (APOR)	3	2	[2] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX	2021 Tax Extension was provided along with XXXX Year to Date P&L.	SELLER - GENERAL COMMENT (2023-11-27): P&L not required. Only most recent 2 year 1120s required.XXXX/XXXX 1120s and tax extension provided are sufficient. See attached WFHM Cert and DU Findings.
REVIEWER - GENERAL COMMENT (2023-12-01): The Summary COVID-19 Selling Policies issued on XX/XX/XXXX. Retired for loans in process and new applications as of XX/XX/XXXX, with tax returns dated XXXX and XXXX. This is a valid exception since the file is missing tax returns or tax yearXXXX. The buyer has the option to downgrade and waive with compensating factors. Exception remains.
SELLER - GENERAL COMMENT (2023-12-13): Borrower filed for tax extension for XXXX tax returns. See attached form 4868.

ATR adequately supported. Compensating factors  1- Large amount of equity in other REO  2- Documented savings pattern  3- LTV XX%  4- Long-term employment  5- Excellent mortgage payment history  6- $XXXXX disposable income
REVIEWER - GENERAL COMMENT (2023-12-15): Client to disposition, exception remains.
REVIEWER - WAIVED COMMENT (2024-06-29): comp factor used to waive exception	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Retro BPO reflects 3 units with a total square feet of $3514 and the original appraisal has 3 units with 3939 square feet. Difference is 425 square feet.	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $13,915.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $628.00 exceeds tolerance of $527.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of a valid Change of Circumstance for the increase in Appraisal fee. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101415	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $290.00 exceeds tolerance of $145.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.  It appears issue date wasXX/XX/XXXX.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.  It appears issue date wasXX/XX/XXXX.
																						Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased onXX/XX/XXXX Closing Disclosure, and was not received by the borrower at least 3 business days prior to closing.	REVIEWER - CURED COMMENT (2023-11-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101428	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX023)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing. Available Initial 1003 is not signed. Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock document is missing from file; Document in file is for rate lock extension dated XX/XX/XXXXFederal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided.	SELLER - GENERAL COMMENT (2023-12-11): Disagree: Complete Initial CD with Date Issued ofXX/XX/XXXX was provided to borrowers. See attached Document Tracking and Closing Disclosure. Initial and Final Closing Disclosures were provided in accordance with TRID timing regulations. REVIEWER - GENERAL COMMENT (2023-12-12): Documents 118 is incomplete. If the CD were not provided to the borrower, please provide specific comments indicating the documents ID 118 were never provided to the borrower and XXXXXXXXX will review for re-testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101398	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $440.00 exceeds tolerance of $145.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing disclosure datedXX/XX/XXXXs not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.	SELLER - GENERAL COMMENT (2023-12-11): Disagree: The Closing Disclosure issuedXX/XX/XXXX, version number 11, disclosed a decrease in the APR from 2.992% to 2.972%. The Closing Disclosure issuedXX/XX/XXXX, version number 13, is the final Closing Disclosure and was provided to the borrowers and signed at closing onXX/XX/XXXX. Initial and Final Closing Disclosures were provided in accordance with TRID timing regulations. No corrective action required.
REVIEWER - GENERAL COMMENT (2023-12-12): Doc 102 is dated 1/9 but is incomplete.  Docs 240, 227, 222 and 239 are also incomplete.  If the document was not provided to the borrower, an LOA is required to remove the document from testing per TRID Grid 4.0 Additional Considerations, Row 3.
																							REVIEWER - CURED COMMENT (2023-12-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101435	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,132.15 exceeds tolerance of $977.00 plus 10% or $1,074.70.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (77201)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77163)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan application (1003) is not provided
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Warehousing Fee Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title - Abstract / Title Search Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-11-14): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-11-14): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-11-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 is missing					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101330	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,125.00 exceeds tolerance of $3,469.00. Insufficient or no cure was provided to the borrower. (7200)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial loan application. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,125.00 exceeds tolerance of $3,469.00. No cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101385	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,031.25 exceeds tolerance of $1,250.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Received lender policy tax return requirements, updated to Non QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing lender's initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure in images was provided to borrowers at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $1,250 on the Loan Estimate dated XX/XX/XXXX but disclosed as $2,031.25 on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX.	The borrower paid for the appraisal and credit report outside of closing, totaling $XXXXX, and verification of those assets are required.	SELLER - GENERAL COMMENT (2023-11-29): $XXXXX POCs paid with borrower credit card. The amount and monthly payment of $XXXXX were included in debt ratios. See liabilities section of attached UW Decision Summary. REVIEWER - GENERAL COMMENT (2023-12-07): Exception Remains - Required sufficient assets to verify Cash From Borrower. Required documentation for POC to verify source of payment. REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-102.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-108.00. (9300)	Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure.  It appears issue date was XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees were disclosed on buyer's Closing Disclosure and seller's Closing Disclosure did not reflect fees.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR was left blank on a Closing Disclosure dated XX/XX/XXXX.
																						Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Loan Estimate issued XX/XX/XXXX and again on Closing Disclosure issued XX/XX/XXXX . The final Closing Disclosure reflects a credit of $102.00 which is less than binding Lender Credit of $108.00.		Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101341	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX023)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Lender's Initial 1003.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Late charge per note is 5% which exceeds state requirement of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date Not Provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Applicaton date is XX/XX/XXXX and the disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Applicaton date is XX/XX/XXXX and the disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on XX/XX/XXXX Closing Disclosure, this was not within 3 business days of XX/XX/XXXX closing date.
Federal Compliance - TRID Loan Estimate Timing: Applicaton date is XX/XX/XXXX and the disclosure is dated XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-12-11): Disagree : CD dated XX/XX/XXXX Discloses the same APR as the consumation CD dated XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that CD dated 3-16 disclosed same APR as 2-21-CD.  However, loan file has a CD with date issued X-XX-XX on Doc ID 0135 that reflects 0% APR on page 5.  Thus the subsequent CD increases the APR to 6.009% also on 2-16, doc ID 0120 without receipt 3 business days prior to closing for the change in APR over .125%. If a disclosure was not issued to borrower, XXXXXXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-12-11): Disagree : Per XXXXXXXXX internal system initial Application date of XX/XX/XXXX,  Initial LE dated XX/XX/XXXX was  received by the Borrower on XX/XX/XXXX.  See attached document.
																							REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal on initial LE date. However, loan file is missing Initial Application and date to support the X-XX-XX initial LE. Provide Initial Application dated within timing requirements &/or proof of lender receipt of 6 pieces of information to support the applicationd date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101304	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	2	2	[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date. Application Date XX/XX/XXXX and borrower receive XX/XX/XXXX FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date. Borrower signed disclosure XX/XX/XXXX. Hazard Insurance coverage is insufficient by $XXXXX based on loan amount, there was no evidence of extended coverage or insurer's estimate of replacement cost provided. Mortgage Insurance certificate is missing in file.	REVIEWER - WAIVED COMMENT (2023-12-06): Comp factors used to waive exception REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023) Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive
SELLER - GENERAL COMMENT (2023-12-11): Disagree: CD with issued date of XX/XX/XXXX with an APR of 6% was not provided to the borrower. This CD was part of the closing preparation process and was used by Title for fee itemization only. CD#005 issued onXX/XX/XXXX with an APR of 7.006% was the initial CD and wet signed by the borrower onXX/XX/XXXX. Meets timing forXX/XX/XXXX closing date. The interim CD#010 with an issued date ofXX/XX/XXXXith an APR of 7.006% and overnighted onXX/XX/XXXX Presume overnight should be 4 days (1 day mail + 3 day wait period). CD#010 meets timing forXX/XX/XXXX closing date. Please see attached document tracking information.
																							REVIEWER - GENERAL COMMENT (2023-12-12): Docs 201, 195, 212 and 515 also show a lowered APR. If these documents were not provided to the borrower, please provide a LOA stating the above.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts. Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101380	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX023)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX023)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the Initial loan application/1003.
State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina late charge fee max is 4%.The subject property note late charge fee of 5% exceeds the state max 4% late charge percentage fee for late payments.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure dated 0XX/XX/XXXX.. It appears the issue date should be XX/XX/XXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX is not signed and dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXX contains a change in Annual Percentage Rate. Closing Disclosure is not signed and dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the Closing Disclosure is XX/XX/XXXX which would not have been at least three (3) business days prior to closing.	SELLER - GENERAL COMMENT (2023-12-11): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX. See attached.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that the XX/XX/XXXX received by borrower on XX/XX/XXXX with date issued of XX/XX/XXXX. However, there is Document # D 0102 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the documents ID’s were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX.  See attached.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification. Comment can include the Doc ID for further identification information. XXXXXXXXX requires a comment document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-12-11): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX.  See attached.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX received rebuttal that the XX/XX/XXXX received by borrower on XX/XX/XXXX with date issued of XX/XX/XXXX. However, there is Document  0102 is incomplete and dated XX/XX/XXXX. If the CD was not provided to the borrower, please provide specific comments indicating the documents ID’s were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX.  See attached.
REVIEWER - GENERAL COMMENT (2023-12-14): Doc 102 is dated 1/9 but is incomplete. Docs 111, 113, 114, 108 and 103 are also incomplete. If the document was not provided to the borrower, an LOA is required to remove the document from testing per TRID Grid 4.0 Additional Considerations, Row 3.
SELLER - GENERAL COMMENT (2023-12-11): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX.  See attached.
REVIEWER - GENERAL COMMENT (2023-12-12): Doc 102 is dated 1/9 but is incomplete.  Docs 111, 113, 114, 108 and 103 are also incomplete.  If the document was not provided to the borrower, an LOA is required to remove the document from testing per TRID Grid 4.0 Additional Considerations, Row 3.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Closing Disclosure Dated XX/XX/XXXX has a Date issued of XX/XX/XXXX and Received by the Borrower on XX/XX/XXXX.  See attached.
REVIEWER - GENERAL COMMENT (2023-12-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																							REVIEWER - GENERAL COMMENT (2023-12-15): As previously stated some CD's are incomplete and disclosing Loan calculations on page 5 and the APR at 0%, which then the subsequent CD is being tested at the higher APR and missing proof of receipt 3 business days prior to closing. Please review CD's with Doc ID 102 & 103 being tested as 1-9 & 1-10 and both with 0% APR's. If a disclosure was not issued to borrower, XXXXXXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101399	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $562,466.74 is under disclosed by $223.29 compared to the calculated Finance Charge of $562,690.03 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,163.82 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $82.00 exceeds tolerance of $74.00 plus 10% or $81.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Investment Property Submitted as QM Test: Investment Property Submitted as QM Test. Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 missing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $562,466.74 is under disclosed by $223.29 compared to the calculated Finance Charge of $562,690.03 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: The Final Closing Disclosure disclosed the amount of Non-Escrowed Property Costs over Year 1 as $11,163.82 on page 4.  Estimated Taxes and Homeowner's Association Dues are $930.32 a month for a total of $11,163.84.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $82.00 exceeds tolerance of $74.00 plus 10% or $81.40. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2023-12-11): Disagee: Finace Charges Disclosed 562,390.03. Calculated Finance Charge of $56,930.57 is within tolerance.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX calculation reflects that Finance Charge was underdisclsoed by $223.29.  The fees included in finance charge calculation were: Prepaid Int $1687.62, Title-E-Doc Delivery $15, Title-Loan Tie In $250, Title-Closing/Escrow $2200, Title-Mobile Notary (Signing fee) $300 and Title-Archive fee $68.50.  If client disagrees with fees included in calculation, provide a lender or title company attestation of the purpose of any fee(s) not felt should be included in calculation for review.
SELLER - GENERAL COMMENT (2023-12-11): Disagree : Closing Disclosure dated XX/XX/XXXX corrected the estimated Proerty Costs over Year 1 as $11,163.82 Calculated Property costs ofer Year 1 is $11,163.82.
REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX  upon review the Final CD indicating non-escrowed closing costs of $11,163.82.  Loan file indicates Costs of $986.69.  These itemized costs of ($XXX monthly hoa/$XXX monthly tax/$XX monthly ins) totaling $11,840.28 .  Please provide PCCD and LOE to cure or verification of updated amounts.
SELLER - GENERAL COMMENT (2023-12-11): Disagree :  All 10% fees remained in Sec C on the Final CD.  All Fees in Sec C are consiedered unlimited fees.  The two fees that moved to Sec B on the Final CD were paid by the lender and are not included in the 10% fees.
																							REVIEWER - GENERAL COMMENT (2023-12-12): XXXXXXXXX upon review the recording fee reduced on Post CD dated XX/XX/XXXX for $79 from $82. In order to re baseline the fee we would required True and certified Final SS for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100993	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage insurance certificate is missing on file	REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $530.00 exceeds tolerance of $440.00 plus 10% or $484.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing on file Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing	SELLER - GENERAL COMMENT (2023-11-30): Disagree : Per internal Wells Farge system Application Date XX/XX/XXXX. Initial LE Dated XX/XX/XXXX was received by the borrower on XX/XX/XXXX. See attached LE timing.
REVIEWER - GENERAL COMMENT (2023-11-30): XXXXXXXXX received lender comment that the Application date XX/XX/XXXX and Initial LE dated XX/XX/XXXX. But, The initial LE in the transaction is dated XX/XX/XXXX received from "First Internet Bank of Indiana" Lender and was signed by the borrower on XX/XX/XXXX. However, there seems to be no signed (Loan officer) application in the loan file to validate this exception. Please provide LO signed application with actual eConsent agreement within 3 business days from the date of application for testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : First Internet Bank of Indiana is not associated with XXXXXXXXX.  The initial Application date for the loan associated with XXXXXXXXX is XX/XX/XXXX with an initial LE dated XX/XX/XXXX. No LE was issued from XXXXXXXXX before XX/XX/XXXX.  See attached LE tracking.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX received rebuttal comment that the First Internet Bank of Indiana is not associated with XXXXXXXXX and Initial application date is XX/XX/XXXX. But, the Initial LE in the transaction is dated XX/XX/XXXX and acknowledged by borrower on XX/XX/XXXX. If the LE was not provided to borrower, than we also required Attestation letter with some type of borrower confirmation acknowledging receipt of the LE dated 12/28 not received along with required LO signed copy of the initial application for testing.
																							REVIEWER - CURED COMMENT (2023-12-04): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101421	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	Desktop Appraisal reflects and increase in value from $XXXXXX to $XXXXXX.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,055.00 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in the file. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided for 10% tolerance overage, Title - Doc Prep located in section B added without valid change of circumstance.	SELLER - GENERAL COMMENT (2023-11-30): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services disclosed in section C of the initial LE. Aggregate 10% fees on the initial LE issued XX/XX/XXXX were disclosed in the amount of $1,155.00. Aggregate 10% fees on Consummation CD issuedXX/XX/XXXX were charged in the amount of $1,055.00 (Recording Fee $35.00 + Title Attorney Fee $450.00 + Title Clsg Protect Letter $45.00 + Title Document Prep $250.00 + Title Lender's Policy $275 = $1,055.00). Fee total on Consummation CD does not exceed 10% tolerance total and therefore no refund would be due. This is not a testing defect and no corrective action required.
REVIEWER - GENERAL COMMENT (2023-12-01): Lender states the baseline should be $1155 vs XXXXXXXXX calculated amount of $830.  Lender has included the Title - Closing fee of $325 in the 10% baseline.  However, these fees were not charged to the borrower on the Final CD.  A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed.  Provide a Corrected CD disclosing the tolerance cure of $142, a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
SELLER - GENERAL COMMENT (2023-12-13): Disagree: Ten percent aggregate baseline includes Recording Fees and Title Services per fee placement on the consummation CD (Section B 10% fees). Aggregate 10% fees on the initial LE issued XX/XX/XXXX were disclosed in the amount of $1,155.00. Aggregate 10% fees on Consummation CD issuedXX/XX/XXXX were charged in the amount of $1,055.00 (Recording Fee $35.00 + Title Attorney Fee $450.00 + Title Clsg Protect Letter $45.00 + Title Document Prep $250.00 + Title Lender's Policy $275 = $1,055.00). All title related fees disclosed in section C of the LE should be included in the 10% baseline regardless if they were charged at consummation. Fee total on Consummation CD does not exceed 10% tolerance total. It appears investor did not include all Title Services in the 10% tolerance calculation. This resulted in a decrease of $142 in the Aggregate 10% tolerance threshold; therefore, no refund would be due. This is not a defect so no corrective action is required.
																							REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX: Lender states aggregate 10% fees on the Initial LE issued XX/XX/XXXX in the amount of $1,155, which has included the Title - Closing/Escrow fee $325 in the 10% baseline. However, the fee was not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Hence, the aggregate 10% fees on Initial LE in the amount of $830 (Closing Protection letter $45, Attorney fee $450, Lender's Title insurance $275 and Recording fee $60). The total of 10% tolerance fee on LE is $830 + 10% ($83) = $913. Whereas on Final CD charged as Closing Protection letter $45, Attorney fee $450, Lender's Title insurance $275, Document Preparations fee $250 and Recording fee $35. The total of Final CD is $1,055. The Document preparation fee added in the amount of $275 without valid COC, which increased over the 10% tolerance. Please provide valid COC for the fee added or Refund Cure $142 is required to borrower with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.				-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101302	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX023)
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is not provided. Available 1003 is not signed.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The  List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Tle right to receive a copy of the appraisal disclosure was not provided to the borrower within 3 days
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Application date was XX/XX/XXXX and Loan Estimate was issued XX/XX/XXXX
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : Per internal Wells Farge system Application Date XX/XX/XXXX. Initial LE Dated XX/XX/XXXX was received by the borrower on XX/XX/XXXX. See attached LE timing.
REVIEWER - GENERAL COMMENT (2023-11-30): XXXXXXXXX received rebuttal however there is no 1003 available in file with application date of 04/03. Please provide copy of initial 1003 with LO signature.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Per internal Wells Farge system  Application Date XX/XX/XXXX.  Initial LE Dated XX/XX/XXXX was received by the barrower on XX/XX/XXXX.  See attached LE timing.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX received copy of the LE timing snip and rebuttal comment indicates that XXXXXXXXX system application date is XX/XX/XXXX. But, there seems to be no documentation in the loan file for application date with XX/XX/XXXX. Please provide copy of initial application for testing.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101395	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal for investment refinance shows occupant as owner.	SELLER - GENERAL COMMENT (2023-11-27): Notes onXX/XX/XXXXndicated that our borrower was living in the subject but was in the process of purchasing a new primary.
REVIEWER - GENERAL COMMENT (2023-12-06): Per 1003, borrower's primary address is "XXXXXXXXXXX and for this property mortgage statement is provided which states closing date as XX/XX/XXXX. Subject property "XXXXXXXXXXXXX is investment and 1004 of subject property dated XX/XX/XXXX, property is owner occupied. Per provided information, borrower was holding both the property as primary at the time of loan application. Provide additional proofs and clarification. Exception remains.
SELLER - GENERAL COMMENT (2023-12-13): See Underwriter notes explaining occupancy: 1XX/XX/XXXXlor/Approved/Investment/Cash Out/Base/lvXX/XX/XXXX19
Refi/investment/B1 is non-occupant and subject is currently B2 primary home and will be come investment after closing as they are purchasing a new primary home for her closer to B1 current primary home. Pre-approval(0809725492)  has not been submitted and has no property yet selected. DU was not Reading Borrower 1 PITI on the DU cert, and LP was reading B2's current housing payment and the new PITI in ratios due to the current occupancy being primary and after closing investment. Core updated to show B2 current occupancy as investment and Real estate intent as investment for correct housing expenses to be calculated on the DU and LP certs. Core does not read 2 owner occupied  properties in DU/LP
Manual calculations performed and DTI of XXX is accurate ( B1 PITI:$2402.27 + Subject PITI:$1517.80 + liabilities $65 =$3985.07/ Income:$9486.13= XXX%
dti:XX/XX/XXXXcltv:XX/XX/XXXX70,000/Piti:$1517.80
Fix 240 @7.125%/Cash out listed as to purchase additional dwelling
Subject has no liens/ no liens reporting on title/
escrows=no/no delinquent taxes are reporting on title/ no sub financing/  other real estate owned/ Primary owned for B1
Reserves required $XXXXX for subject + POC:$XXXXX=$XXXXX
Assets verified:$XXXXX/cash to close not to exceed:$XXXXX
Actual cash to close (-$XXXXX)
REVIEWER - GENERAL COMMENT (2023-12-15): Upon further review, exception cleared.
REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Investment Property Submitted as QM Test: Investment Property Submitted as QM Test Application / Processing - Missing Document: Missing Lender's Initial 1003: The signed and dated initial loan application was not found. Federal Compliance - TRID Interim Closing Disclosure Timing Test: There was a Change in APR on one of the interim Closing Disclosures datedXX/XX/XXXX that was not provided to the borrower at least 3 business days prior to closing.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX with the increase in the APR to 7.894% was never delivered to the borrower.
REVIEWER - GENERAL COMMENT (2023-12-04): Documents 156, 158, 163, 169, 160,161, 162, 167, 178, 540, shown as not for customer.  If the CDs were not provided to the borrower please provide Letter of Attestation indicating the documents were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : The only CD's that were disclosed to the Borrower were issued XX/XX/XXXX and XX/XX/XXXX.  See attached CD Disclosure recipt dates
																							REVIEWER - GENERAL COMMENT (2023-12-14): Loan file indicates 10 CDs dated 2/10, stamped not for customer use, that are included in the loan file. (156, 158, 163, 160, 161, 162, 169, 178 and 540) All CDs in loan file must be included in testing unless there is an LOA indicating they have never been provided to the borrower. Previous statement is insufficiently detailed to remove the CDs from testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXXX based on 80% of value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-11-28): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. HO3 policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-06): There is an insurance coverage shortfall of $XXXXX which is required to be covered, require extended replacement coverage or replacement cost estimator to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-12-13): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. HO3 policy & WFHL hazard insurance details page provided.
REVIEWER - GENERAL COMMENT (2023-12-14): Insurance coverage is insufficient there was no evidence of extended coverage. Exception remains
REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $209.70 exceeds tolerance of $157.00 plus 10% or $172.70. Insufficient or no cure was provided to the borrower. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX CD with no valid change evident.	SELLER - GENERAL COMMENT (2023-11-30): Disagee : LE Title fees disclosed in Sec C remained in Sec C on the CD dated XX/XX/XXXX. These fees are not included in the 10% tolerance and can have unlimited increases. Thius is not a testing defect, so no corrective action is required
REVIEWER - GENERAL COMMENT (2023-12-01): XXXXXXXXX agreed that the Title fees were disclosed is in section C of Final CD unlimited tolerance limit. But, The Recording fee increased over 10% tolerance and provided COC does not give sufficient information for the fee increased. Also, Cure provided at closing of $36.78 is insufficient to cure for the recording fee exceeds 10% tolerance. We also required additional cure of $0.22 (ILE $157+10% ($15.7) = $172.70 - $209.70 FCD) to cure this exception. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : Initial LE showed the REcording Fees and 157.00 with a 10% Tolerance of $172.70.  Final Recording Fee from CD dated XX/XX/XXXX disclosed a Recirdubg Fee if $209.70.  That would lead to a 10% Refund of $37.00.  There is a Lender Credit for the increase of closing costs above the legal limit in Sec J on the CD dated XX/XX/XXXX which reduces the $37.00 refund to $0.22 which is contributed to LE rounding and is acceptable.
																							REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX require proof of rounding off amount on LE for recording fee. Please provide the same.		Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101356	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:PrimaXX/XX/XXXX023)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $4,345.25 exceeds tolerance of $80.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraiser received within 3 business days to the note date not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial 1003.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was last disclosed as $80.00 on Loan Estimate but disclosed as $4,345.25 on Final Closing Disclosure. File does not contain a valid Change Of Circumstance for this fee, No cure provided at closing.	SELLER - GENERAL COMMENT (2023-11-30): Disagree: The Loan Estimate issuedXX/XX/XXXX disclosed an addition of Rate Access for $5,475 with a valid change circumstance reason of "Changed Circumastance affecting settlement charges: Occupancy change." Date of knowledge wasXX/XX/XXXX and meets three days timing requirement. Copy of changed circumstance is attached. Fee later decreased, which is acceptable. This is not a testing defect, no corrective action is required.
REVIEWER - GENERAL COMMENT (2023-12-01): XXXXXXXXX File does not contain any COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-12-13): Disagree: The Loan Estimate issuedXX/XX/XXXX disclosed an addition of Rate Access for $5,475. Internal System indicates a valid change circumstance reason of "Changed Circumastance affecting settlement charges: Occupancy change." Date of knowledge wasXX/XX/XXXX and meets three days timing requirement.  Fee later decreased, which is acceptable.  Copy of changed circumstance record is attached.   This is not a testing defect, no corrective action is required.
																							REVIEWER - GENERAL COMMENT (2023-12-15): XXXXXXXXX The available COC dated XX/XX/XXXXtates "Interest rate dependent charges", it does not give sufficient information on why the rate lock fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101411	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Loan was originated with an appraisal waiver and BPO provided for secondary valuation.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)
																					[2] Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX023)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock was not provided. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: 4/7 LE was issued to the borrower after the 3/27 CD. 3/27 CD was signed by borrower. No visible means of cure.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts. Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101443	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Loan was originated with an appraisal waiver and BPO provided for secondary valuation.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX023)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial loan application/1003 is missing in the file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure is not provided to the borrower within three (3) business days of application.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure is incomplete and missing the following information, issue date, Loan Information, Loan Terms, Projected Payments, Page 4 and 5 information.	SELLER - GENERAL COMMENT (2023-11-30): Disagree: The Closing Disclosure estimated by the investor to be provided onXX/XX/XXXX was not provided to the borrower. As the Closing Disclosure was not issued, it should not be used for Compliance testing. See attached document tracking. This is not a testing defect, no corrective action required.
REVIEWER - GENERAL COMMENT (2023-12-04): XXXXXXXXX received lender certification stating initial CD , but did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower.  XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXXXXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-12-13): Disagree: The Closing Disclosure estimated by the investor to be provided onXX/XX/XXXX was sent to settlement agent for fee validation. The Closing Disclosure is not complete and was not provided to the borrower.  As the Closing Disclosure was not issued to the borrower, it should not be used for Compliance testing.  See attached document tracking which does not show any Closing Disclosures issuedXX/XX/XXXX. This is not a testing defect, no corrective action required.
																							REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification. Lender comment can include the Doc ID for further identification information. XXXXXXXXX requires a Lender comment that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, commenting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101430	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance policy missing in file.	SELLER - GENERAL COMMENT (2023-11-29): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - CLEARED COMMENT (2023-12-07): Hazard streamline review approval present in file. Exception Cleared REVIEWER - RE-OPEN COMMENT (2023-12-07): Cleared an error, exception remains. REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,588.36 exceeds tolerance of $726.00 plus 10% or $798.60. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non-QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 application missing in file.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Doc Prep Fee, Attorney Fee, Courier Fee and Recording Service fee were added without a valid Change of Circumstance.	SELLER - GENERAL COMMENT (2023-11-30): Disagree: Aggregate 10% fees on the initial LE were disclosed in the amount of $1,325. Aggregate 10% fees on the consummation CD were charged in the amount of $1,588.36. It resulted a refund of $130.86. However, the 10% aggregate fee increased from the Initial LE $1,325 to $1,451 on the LE issuedXX/XX/XXXX (resulted zero refund) with a valid change of circumstance. The LE issuedXX/XX/XXXX disclosed an increased fee of Closing Protection Letter, Lender's Policy and Title Endorsement Fee along with a valid change circumstance reason of "Changed circumstance affecting settlement charges /Approved DOKXX/XX/XXXXProperty in PUD per NTRT reviewed. LE sent per closer" Date of knowledge wasXX/XX/XXXXMeets three day timing requirement. Copy of change circumstance documents attached.
REVIEWER - GENERAL COMMENT (2023-12-01): XXXXXXXXX received rebuttal comment, but provided COC does not give sufficient information for the Title fees were increased and added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fees were increase /added and when lender became aware of the change. Moreover, Provider listed on SSPL is XXXXXXXXXXXXX, LLC Title.  Fees on CD were paid to XXXXXXXXXXXXXXXX, XXXXXXXXXXXXXy and XXXXXXXXXXXXX Title. Appears borrower shopped for title fees.  Corrected CD moving the title fees to Section C and LOE to borrower or Cure is required to borrower.
SELLER - GENERAL COMMENT (2023-12-13): Agree: Ten percent aggregate baseline includes Title Services and Recording Fees per fee placement on the consummation CD (Section B 10% fees). Aggregate 10% fees on the initial LE were disclosed in the amount of $1,325. Aggregate 10% fees on the consummation CD were charged in the amount of $1,588.36. Fee total on consummation CD does exceed 10% tolerance total of $263.36 by $130.86. CD disclosed over tolerance refund of $4.86. Additional refund of $126 is required to cure. LOX and refund to borrower in the amount of $126 required to remedy.
																							REVIEWER - GENERAL COMMENT (2023-12-14): Lender states the baseline should be $1325 vs XXXXXXXXX calculated amount of $726. Lender has included the Title endorsement fee of $42, title - closing/escrow fee of $460, Title - CPL fee of $82 and Title - Insurance binder fee of $15 in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Provide a Corrected CD disclosing the tolerance cure of $789.76 (out of which $4.86 provided at closing), a copy of the refund check for $784.90, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101354	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met.	Signed and dated 4506 for tax year xxx was not found for the borrower.	SELLER - GENERAL COMMENT (2023-11-28): Agree with Findings. Unable to locate 4506 with tax year for xxxx. application date isXX/XX/XXXX REVIEWER - GENERAL COMMENT (2023-12-06): 2022 year 4506-C is missing in file. Exception remains. REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Investment Property Submitted as QM Test: Subject is an investment property and was submitted under QM Testing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The Initial Loan Application was not found.
State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The change in APR occurred as the Loan Calculation section was not completed on one or more of the Closing Disclosures dated on or afterXX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-11-30): Disagree: The Incomplete Closing Disclosures with no issued dates and blank pagers were not provided to the borrower. These CDs were part of the closing preparation process and was used by Title for fee itemization only. CD#002 issued onXX/XX/XXXX was the initial CD and was eDelivered onXX/XX/XXXX. WF considers in hand delivery and meets timing for XX/XX/XXXX closing date. APR on initial CD#002 Date Issued XX/XX/XXXX is 8.015%. APR on Consummation CD Date IssuedXX/XX/XXXX is 8.016% and it is within the tolerance and acceptable. No correction action is required. Please see attached document tracking information from the internal system.
REVIEWER - GENERAL COMMENT (2023-12-04): XXXXXXXXX received rebuttal with generic information regarding "incomplete CD's with no issue date and blank pages were not provided to borrower.  However, XXXXXXXXX does not determine or assume which disclosure were not issued and require the lender attestation giving specific details to "which" CD's were not issued. This can include the Doc ID # for identificationa nd reference. If any disclosure was not issued/disclosed to borrower, XXXXXXXXX requires a Lender Attestation giving specific information identifying the Disclosure (such as that Doc ID #), an explanation on why they were provided in loan package for testing and attesting to the fact that they were never issued or disclosed to borrower.  If no evidence disclosed to borrower, they could be omitted and retested.
SELLER - GENERAL COMMENT (2023-12-13): Disagree: The referenced incomplete Closing Disclosures for the underlying issue with blank APR on page 5 and the Closing Disclosure estimated to be provided on or after XX/XX/XXXX with no issued date, were for settlement agent use for fee validation. The Closing Disclosures were not complete and were not provided to the borrower. Since the Closing Disclosure were incomplete, it should not be used for Compliance testing. According to the document tracking history in our internal system CD#002 issued onXX/XX/XXXX was the initial CD and was eDelivered onXX/XX/XXXX. WF considers in hand delivery and meets timing for XX/XX/XXXX closing date. APR on initial CD#002 Date Issued XX/XX/XXXX is 8.015%. APR on Consummation CD Date IssuedXX/XX/XXXX is 8.016% and it is within the tolerance and acceptable. See attached document tracking information which indicates the CDs that were provided to the borrower. This is not a testing defect, no corrective action required.
																							REVIEWER - GENERAL COMMENT (2023-12-14): All 4/21 CD's , documents 143, 151, 136 and 145, have an issue date. They are stamped " Not for Customer". Please provide specific statements in regard to the documents if they were not provided to the borrower so they can be removed from testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101371	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard insurance is missing in the file.	SELLER - GENERAL COMMENT (2023-11-29): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-07): Hazard insurance declaration page is required to verify the coverage amount. Exception Remains REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 application is missing in the file. Federal Compliance - TRID Interim Closing Disclosure Timing Test: There is a change in Annual Percentage Rate on closing disclosure XX/XX/XXXX which was not provided to the borrower within 3 business days of the Note.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : The CD dated XX/XX/XXXX with the Chage in the APR was not disclosed to the Borrower. The CD's dated XX/XX/XXXX that were disclosed to the Borrower all had the correct APR of $6.868%
REVIEWER - GENERAL COMMENT (2023-12-04): XXXXXXXXX received rebuttal that 4-24-CD with change in APR not disclosed to borrower.  However, rebuttal is not specific.  There are several 4-24 CD's in file and unable to determine specific CD's that were not issued. If any disclosure was not issued/disclosed to borrower, XXXXXXXXX requires a Lender Attestation giving specific information identifying the Disclosure (such as that Doc ID #), an explanation on why they were provided in loan package for testing and attesting to the fact that they were never issued or disclosed to borrower.  If no evidence disclosed to borrower, they could be omitted and retested.  Doc ID's 0155, 0135, 0140 & 0153 appear to be missing information but were presented and were included in testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : The only CD's disclosed to the Borrower are datedXX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  See attached CD Disclosure receipt dates.
REVIEWER - GENERAL COMMENT (2023-12-14): There are multiple CD's for the mentioned dates.  Any CD provided in the loan file must be reviewed and tested unless the CD was never provided to the borrower.  Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer. Please provide LOA indicating documents 136, 135, 155, 140, 153 and 163 were never provided to the borrower if such was the case.
																							REVIEWER - GENERAL COMMENT (2024-06-29): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101291	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement documentation was not provided in the file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure not provided to applicant within three (3) business days of application dateXX/XX/XXXXederal Compliance - TRID Interim Closing Disclosure Timing Test: Closing disclosure with issue dateXX/XX/XXXXas blank finance charge field on pg. 5.	SELLER - GENERAL COMMENT (2023-11-30): Disagree : The CD dated XX/XX/XXXX with the chage in loan product was not delivered to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-04): Documents 181, 195, 197 and 198 appear to be incomplete.  If the CDs were not provided to the borrower please provide Letter of Attestation indicating the documents were never provided to the borrower and XXXXXXXXX will review for re-testing.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : CD dated XX/XX/XXXX with the Loan Type as unknown was never disclosed to the borrower.  Only CD's Dated XX/XX/XXXX XX/XX/XXXX and XX/XX/XXXX with the loan type as convetional were delived to the borrower.  See attached CD Receipt dates
																							REVIEWER - GENERAL COMMENT (2023-12-13): CD with 3/31 Issue date on Doc ID 0190 reflects conventional loan type and indicates borrower only. Unable to exclude CD from testing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101442	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)	Federal Compliance - (Missing Data) Last Rate Set Date: Documentation was not found to verify the date of the Rate Lock. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Escrow Account section on page 4 did not match the amount collected from the borrower on page 2. of the final Closing Disclosure. The amount included non-borrower paid items.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101438	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the $XXXXX dwelling coverage listed on the insurance binder, the coverage shortage is $XXXXX.	SELLER - GENERAL COMMENT (2023-11-28): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-06): Loan amount is $xxx,xxx but hazard insurance coverage amount is $XXXXX which is insufficient to cover loan amount. There is a coverage shortfall of $103,000, require extended coverage or replacement cost estimator to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-12-13): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-15): Reviewed hazard dec page in file along with trailing doc. Dwelling coverage $XXXXX. Need to confirm from the agent if the dwelling coverage is 100% guaranteed replacement cost?
REVIEWER - WAIVED COMMENT (2024-06-29): Comp factors used to waive exception	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX023)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial loan application.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not provided in file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Three closing disclosures issued have no date of issuance. Estimated date is between XX/XX/XXXX & XX/XX/XXXX. An estimated date of issuance of XX/XX/XXXX was used, but without correct dates of issuance compliance testing may not be reliable.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	SELLER - GENERAL COMMENT (2023-11-30): Disagree : Interem CD dated XX/XX/XXXX was never Disclosed to the Borrower.
REVIEWER - GENERAL COMMENT (2023-12-04): XXXXXXXXX received lender certification stating initial and final CD, but did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower.  XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXXXXXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : CD dated XX/XX/XXXX with missing information of watermarked with not for customer were never Disclosed to the Borrower and was for internal use only.  Please refer to attached CD Disclosure dates.
REVIEWER - GENERAL COMMENT (2023-12-14): XXXXXXXXX did not receive specific information identifying “which” CD’s were never issued & disclosed to borrower. XXXXXXXXX cannot assume which CD’s that were included in loan package were not issued without complete identification. Lender comment can include the Doc ID for further identification information. XXXXXXXXX requires a Lender comment that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question. XXXXXXXXX can then retest if no information in file reflects a disclosure was provided to borrower.
SELLER - GENERAL COMMENT (2023-11-30): Disagree : CD dated XX/XX/XXXX was never disclosed to the Borrower
REVIEWER - GENERAL COMMENT (2023-12-04): Several CDs in the loan file are dated 5/12.  Please specify, by document ID, which CD's were not provided to the borrower.
SELLER - GENERAL COMMENT (2023-12-13): Disagree : CD dated XX/XX/XXXX with missing information or watermarked with not for customer were never Disclosed to the Borrower and was for internal use only.  Please refer to attached CD Disclosure dates.
																							REVIEWER - GENERAL COMMENT (2023-12-14): No 5/12 CD's are missing information or watermarks. Documents 201, 202, 199 have missing information. Please acknowledge these documents have not been provided to the borrower if such is the case.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100074	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100072	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100010	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	1				2	[2] Value Discrepancy - Loan is to be securitized. BPO Supports value. There is a lower level tertiary product (AVM non-Fitch vendor/FSD) that does not support the value. Sec ID: 82: Note Date: XX/XX/XXXX; Lien Position: 1	Clear Capital AVM provided with a value of $XXXXXX, original appraised value was $XXXXXX, and retro BPO value $XXXXXX.		1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B
XXXX	XXXX	RP1100060	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100058	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $156.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Extension Fee has added on XX/XX/XXXX CD with no valid change evident.	SELLER - GENERAL COMMENT (2023-12-15): Please see PCCD, LOE, check and tracking info. REVIEWER - CURED COMMENT (2023-12-18): XXXXXXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100046	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100051	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act:  Right Not To Close Disclosure not properly executed.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Unable to determine if borrower was provided Right Not To Close Disclosure due to missing information.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Escrow Waiver Fee. (FinXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of updated XX/XX/XXXXeport.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing): Must be signed by borrower to be compliant.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Not signed and dated, no evidence of receipt.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee: Final Closing Disclosure page 2 reflects Escrow Waiver Fee of $750.00, however page 4 fee is blank..	SELLER - GENERAL COMMENT (2024-01-25): Please see attached PCCD REVIEWER - GENERAL COMMENT (2024-01-26): XXXXXXXXX received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure. SELLER - GENERAL COMMENT (2024-01-26): Please review PCCD and LOE. REVIEWER - CURED COMMENT (2024-01-29): XXXXXXXXX received Letter of Explanation & Corrected Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100061	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100047	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100052	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100056	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100049	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100050	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100042	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $41.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased on XX/XX/XXXX Loan Estimate with no valid change evident.	SELLER - GENERAL COMMENT (2024-01-25): Please see copy of the refund check, PCCD and LOE. REVIEWER - CURED COMMENT (2024-01-26): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100036	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100533	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Appraisal Documentation - HOA project is involved in litigation.	Verified stated defect. Condo ineligible due to litigation.	REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to waive based on compensating factors.	1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,411.50 exceeds tolerance of $2,917.00 plus 10% or $3,208.70. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title Insurance was added on Loan Estimate issued XX/XX/XXXX, all title fees from section C included in 10% testing due to missing settlement service provider list.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101272	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing. Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Verified disclosed defect. The AUS indicates the loan is eligible for property data report, however the property report provided indicates the property has significant unfinished additions with no explanation of the effects on value. A full Appraisal is required to verify completion of additions.		1							-	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	RP1100542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Stated defect - Potential issues with the subject property were not addressed.	REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	AVM Value $XXXXXX Supports Lender Stated Value $XXXXXX.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.28052% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $6,508.98 on a Federal Total Loan Amount of $152,060.39 vs. an investor allowable total of $4,561.81 (an overage of $1,947.17 or 1.28052%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100543	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXXX based on 80% of Appraisal value there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	REVIEWER - GENERAL COMMENT (2024-01-22): Need letter from insurance carrier verifying dwelling coverage is based off of replacement cost.
REVIEWER - GENERAL COMMENT (2024-01-30): It is The lesser of replacement cost or total loan amount. The loan amount is much less and therefore this is fine
REVIEWER - GENERAL COMMENT (2024-01-30): Utilizing the loan amount to determine acceptable coverage is only allowed if the replacement cost of the property is evident.  The file contains no verification of what the RCE amount is.
REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.39069% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $5,042.50 on a Federal Total Loan Amount of $148,715.85 vs. an investor allowable total of $4,461.47 (an overage of $581.03 or .39069%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100068	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100066	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100055	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name:XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.16452% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $8,455.00 on a Federal Total Loan Amount of $267,181.32 vs. an investor allowable total of $8,015.43 (an overage of $439.57 or .16452%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100048	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.21913% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $14,176.25 on a Federal Total Loan Amount of $440,374.89 vs. an investor allowable total of $13,211.24 (an overage of $965.01 or .21913%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100043	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100059	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,354.75 exceeds tolerance of $9,310.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Taxes increased on the XX/XX/XXXX CD with no valid change evident.	SELLER - GENERAL COMMENT (2024-01-09): Title fee sheet, transfer taxes disclosed to MM on 12/13
SELLER - GENERAL COMMENT (2024-01-09): ICD / COC updating transfer taxes, disclosed to borrower
REVIEWER - GENERAL COMMENT (2024-01-10): XXXXXXXXX received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the transfer tax fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-01-10): On 12/13, XXXX received the title fee sheet, transfer taxes were increased, they were disclosed to MM and we disclosed to the borrower when we became aware of the increase...
REVIEWER - GENERAL COMMENT (2024-01-11): XXXXXXXXX received rebuttal, however receiving title sheet is not valid reason for increase. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-01-12): PCCD / refund
																							REVIEWER - CURED COMMENT (2024-01-16): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101923	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101921	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronicallyXX/XX/XXXX.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101896	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent isXX/XX/XXXX which was after the date of the initial Loan Estimate provided electronicallyXX/XX/XXXX.	REVIEWER - CURED COMMENT (2024-01-31): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101911	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $535.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of secondary appraisal receipt not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of primary appraisal receipt not provided.	REVIEWER - CURED COMMENT (2024-01-31): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101915	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-01-31): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101920	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-02-01): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101916	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	REVIEWER - CURED COMMENT (2024-02-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101892	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX% exceeds Guideline total debt ratio of 43.00000%.	Lender excluded meals and entertainment from schedule C income, FNMA guidelines require meals and entertainment to be included which resulted in DTI increase.	SELLER - GENERAL COMMENT (2024-02-21): Agree with investors income calculation. Correct DTI should be XX%. Borrower has compensating factor of 6mos PITIA reserves after closing which could warrant investor DTI exception. REVIEWER - GENERAL COMMENT (2024-02-23): Lender requested waiver with 1 compensating factor provided. However 6 months reserves is not a valid compensating factor. Please reach out to investor for any waiver requests. Referring to buyer. REVIEWER - WAIVED COMMENT (2024-03-19): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Investor restated as Non-QM.	REVIEWER - WAIVED COMMENT (2024-03-19): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2024-02-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101895	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was received XX/XX/XXXX with Note date of XX/XX/XXXX missing evidence of waiver. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.		Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101914	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,468.31 exceeds tolerance of $1,449.00. Insufficient or no cure was provided to the borrower. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,468.31 exceeds tolerance of $1,449.26. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to Closing Disclosure provided XX/XX/XXXX with no valid change evident.	REVIEWER - CURED COMMENT (2024-02-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101894	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Discrepancy in square footage from 1,202 to 3,085. Original home was 1 story with a basement and the home currently on the same parcel is a 2 story with no basement.	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101893	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of XX/XX/XXXX report, receipt of earlier report was provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101884	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101883	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101913	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan funded on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2024-03-13): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt ofXX/XX/XXXXeport, evidence of prior report receipt was included. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on the XX/XX/XXXX CD with no valid change evident.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101885	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX022)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																					[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX was not provided 3 days prior to closing. Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Appraisal report dated XX/XX/XXXX not dated 3 days prior to closing.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101918	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $180,066.33 is under disclosed by $568.70 compared to the calculated Finance Charge of $180,635.03 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal provided to borrower XX/XX/XXXX which is prior to report date of XX/XX/XXXX. Federal Compliance - TRID Final Closing Disclosure Finance Charge: The CD reflects finance charges of $180,066.33, calculated finance charge is $180,635.03, variance of $568.70. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added on XX/XX/XXXX on Closing Disclosure with no valid change evident, and no cure provided.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101917	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] General - Missing Document: Verification of Non-US Citizen Status not provided		REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR). [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100122	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100120	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100053	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100239	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,044.93 exceeds tolerance of $815.00 plus 10% or $896.50.  Sufficient or excess cure was provided to the borrower. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7507)		REVIEWER - CURED COMMENT (2024-02-08): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024-02-08): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100244	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $775.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index on AIR Table. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	SELLER - GENERAL COMMENT (2024-02-23): See post consummation CD that has the index type listed. REVIEWER - CURED COMMENT (2024-02-27): Cure docs received REVIEWER - CURED COMMENT (2024-02-26): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100249	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100187	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100248	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - Flood Certificate Error: Certificate Number was not provided. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 45.00000%.	Provided flood certificate does not contain certificate/order number. Calculated qualifying total debt ratio of XX% lender calculated DTI of XX% in addition DTI exceeds guideline total debt ratio of 45%. Lender Exception in loan file.	REVIEWER - WAIVED COMMENT (2024-02-28): Waived with verified compensating factors prior to close.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Interest Only Payments. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 4,646.52 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2355185)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 10,913.64 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure dated XX/XX/XXXX AIR table is missing index rate.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Final CD has an interest only payment is only for 12 months.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is a construction to Perm loan with 12 months Interest Only payment.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: The subject is a construction to Perm loan with 12 months Interest Only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: The subject is a construction to Perm loan with 12 months Interest Only payment.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Taxes calculated is $1,145.83 per month using tax rate of 1%  and the loan was approved with property taxes in the amount if $236.36.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final CD reflects 12 month interest Only Loan,  Note is a Fixed /Adjustable rate Note
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: The subject is a construction to Perm loan with 12 months Interest Only payment.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100243	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Longnecker,Emily Sumner Lawn & Saw LLC/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,075.00 exceeds tolerance of $8,920.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is XX/XX/XXXX and disclosure was dated XX/XX/XXXX. Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: Missing initial statement. Federal Compliance - Self-Employed Tax Return Recency - QM: 2021 K1 not provided for co-borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were increased on XX/XX/XXXX CD with no valid change provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Guideline maximum is 43%.	SELLER - GENERAL COMMENT (2024-02-19): preFlight attached for DTI REVIEWER - WAIVED COMMENT (2024-02-20): Waived by lender prior to closing.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $390,815.49 is under disclosed by $1,912.10 compared to the calculated Amount Financed of $392,727.59 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 4,708.08 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2355358)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $538,914.14 is under disclosed by $15,927.04 compared to the calculated Finance Charge of $554,841.18 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $940,761.85 is under disclosed by $17,839.14 compared to the calculated total of payments of $958,600.99 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure provided on XX/XX/XXXX under disclosed the Amount Financed, construction to perm loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: There is no payment amount provided on CD page #4 (AP Table).
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: There is no payment amount provided on CD page #4 (AP Table).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX under disclosed the Amount Financed, construction to perm loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX under disclosed the Total of Payments, construction to perm loan.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: EConsent provided is dated XX/XX/XX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100225	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX023)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7548)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75175)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing disclosure dateXX/XX/XXXX page 4 did not have index listed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.	SELLER - GENERAL COMMENT (2024-02-23): Post Consummation CD shows index type
REVIEWER - CURED COMMENT (2024-02-27): XXXXXXXXX received PCCD and LOE.
SELLER - GENERAL COMMENT (2024-02-26): Our Post closing team agrees with the condition and issued a cure and updated post closing disclosure to the borrower as of today.
REVIEWER - GENERAL COMMENT (2024-02-27): XXXXXXXXX received Post CD,LOX and Copy of refund check. However, we would also required proof of mailing in order to cure the exception,
SELLER - GENERAL COMMENT (2024-03-08): Just as an FYI - Borrowers may be paying this loan off in the next few months as they plan to remove the manufactured home and build a new home on the property.
REVIEWER - GENERAL COMMENT (2024-03-11): XXXXXXXXX would require borrower confirmation that they have received cure documents or tracking ID in order to clear the exception.
SELLER - GENERAL COMMENT (2024-03-12): Borrower received PCCD with cure. Check cleared our system. Please use as proof that borrower received PCCD.
REVIEWER - CURED COMMENT (2024-03-13): XXXXXXXXX received PCCD, LOE, proof of mailing & copy of refund check.
SELLER - GENERAL COMMENT (2024-02-26): Our Post closing team agrees with the condition and issued a cure and updated post closing disclosure to the borrower as of today.
REVIEWER - GENERAL COMMENT (2024-02-27): XXXXXXXXX received Post CD,LOX and Copy of refund check. However, we would also required proof of mailing in order to cure the exception,
SELLER - GENERAL COMMENT (2024-03-03): Customer service didn't realize that we needed proof or mailing. Here is an email from customer service on the day that it was mailed.
REVIEWER - GENERAL COMMENT (2024-03-04): XXXXXXXXX would require borrower confirmation that they have received cure documents or tracking ID in order to clear the exception.
SELLER - GENERAL COMMENT (2024-03-12): Borrower received PCCD and deposited check. It has cleared our system.
																							REVIEWER - CURED COMMENT (2024-03-13): XXXXXXXXX received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100230	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $20.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (8304)		REVIEWER - CURED COMMENT (2024-02-08): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100160	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: XX/XX/XXXX; Lien Position: 1	Clear Capital ClearAVM.		1							-	A	A	A	A	A	A	A	A	A	A	A	D	A	A	A	A	D	A	A	A
XXXX	XXXX	RP1100240	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Interest Only Payments Period. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 1,045.32 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2355871)
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Term that does not match the actual loan term for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 597.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $982,719.13 is under disclosed by $1,250.00 compared to the calculated total of payments of $983,969.13 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: Final Closing Disclosure dated XX/XX/XXXX AIR Table is not reflecting dates correctly.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final CD does nit reflect the disclosed index.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Final Closing Disclosure dated XX/XX/XXXX number of interest only payments does not match the actual loan terms.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure dated XX/XX/XXXX AIR Table first change data of 133 is not accurate based on actual terms of the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of 1,045.32 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Loan Term: The final closing disclosure does not match the actual loan term for this loan.  The loan term reflected on the disclosure is 1 month.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non-Escrowed Property Costs over Year 1 of 597.00 on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Note does not reflects Interest Only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Subject an arm loan with an Interest Only payment for 12 months.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments underdisclossed by $1250.00, amortization schedule indicated. Interest only payments miscalculated based on the dates in the loan terms.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - Flood Certificate Error: Certificate Number was not provided. [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 720.	Representative FICO score of XXX is less than Guideline representative FICO score of 720.	SELLER - GENERAL COMMENT (2024-02-23): Preflight approval for credit score among other things. REVIEWER - WAIVED COMMENT (2024-02-26): Lender waived at origination. REVIEWER - WAIVED COMMENT (2024-02-26): Lender approved exception in file.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total. Fee Amount of $430.00 exceeds tolerance of $420.00. Insufficient or no cure was provided to the borrower. (8202)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $255.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee Total was increased on the XX/XX/XXXX CD with no valid change provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Review Fee was added on the XX/XX/XXXX CD with no valid change provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100247	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100250	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	1	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Original appraisal has square feet of 1972 (new construction) and the BPO has 1742.	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 984.84 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2355825)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 960.00 on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX022)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,025.00 exceeds tolerance of $925.00.  Sufficient or excess cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,796.00 exceeds tolerance of $5,520.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: During the construction phase of the loan, escrowed property taxes are based on land only. Final payment stream disclosed on p.1 of the final Closing Disclosure reflects taxes based on final construction.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: During the construction phase of the loan, escrowed property taxes are based on land only.  Final payment stream disclosed on p.1 of the final Closing Disclosure reflects taxes based on final construction.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Non-Escrowed Property Costs on p.4 of the final Closing Disclosure reflects the monthly HOA Fee paid during the construction phase of the loan.	REVIEWER - CURED COMMENT (2024-02-09): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024-02-09): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100245	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	1				3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Original appraisal square feet 965, BPO square feet 1612.		1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100234	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX XXXX Lease Agreement	Final 1003 states Gross income of $XXXXX from property. All Lease agreements were not provided for the different units of multi-unit property. Unable to verify income.	SELLER - GENERAL COMMENT (2024-03-10): Lease agreements
REVIEWER - GENERAL COMMENT (2024-03-12): We need the lease agreement for subjectXXXXXXXXXXXXXXWA, we have one in the file rent is $XXXXX, the lender used $XXXXXk.
SELLER - GENERAL COMMENT (2024-03-18): All units were vacant at time of appraisal and renovations were wrapped up.  Based on similarity of units and the one $XXXXX lease agreement that the borrower had secured 10 days prior to closing, the rent for each unit was estimated to be $XXXXX x XXXXX units = $XXXXX.
REVIEWER - GENERAL COMMENT (2024-03-18): Per Freddie guidelines for subject refinanced investments, Guide Home Selling Series 5000 : Origination and Underwriting Topic 5300 : Stable Monthly Income and Asset Qualification Sources Chapter 5306 : Rental Income - a lease must be used and comparable rent schedule, or documentation to confirm rental payments. Only 1 unit of the 4 were occupied prior to closing. Missing lease agreements for the other 3 units.
SELLER - GENERAL COMMENT (2024-03-19): Per attached documents, the borrowers purchased the property in MarchXXXX from an estate and took out a construction loan at the same time. They completed renovations with the construction loan and were able to obtain one lease prior to closing of this loan. They did not have any leases in place from prior tenants and there were no tenants during construction.
REVIEWER - GENERAL COMMENT (2024-03-21): XXXX to review seller comment
															REVIEWER - WAIVED COMMENT (2024-04-02): Investor waived with verified compensating factors. Subject was newly purchased vacant 4 unit, rental income supported by 1007.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation was BPO and does not support the value used to qualify. Sec ID: 6: Note Date: XX/XX/XXXX; Lien Position: 1	Appraised value $X,XXX,XXX, BPO value $XXX,XXX.		2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX023)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Page 4 of the Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index used.	SELLER - GENERAL COMMENT (2024-03-10): Post Close CD REVIEWER - CURED COMMENT (2024-03-12): XXXXXXXXX received copy of Corrected CD issued X-XX-XXand prior to reporting.	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	C	D	C	C	C	C	D	C	C	C
XXXX	XXXX	RP1100069	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100045	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100181	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100057	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100054	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100063	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100158	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100208	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100186	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100168	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100162	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100155	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100180	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.00 exceeds tolerance of $62.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100159	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100156	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $880.00 exceeds tolerance of $450.00 plus 10% or $495.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100157	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100161	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100198	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100149	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100182	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100031	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced APOR	SELLER - GENERAL COMMENT (2024-03-07): Can this condition be cleared? REVIEWER - GENERAL COMMENT (2024-03-08): No, this remains open.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100034	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100029	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced QM	SELLER - GENERAL COMMENT (2024-03-06): Can this condition be cleared? REVIEWER - GENERAL COMMENT (2024-03-08): No, this remains open and will still go to loan review complete when final EV3 exception is resolved..	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1			1							-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	RP1100165	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXXX is less than AUS Available for Reserves of $XXXXX. [2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX4506-C (XXXX), 4506-C (XXXX)	The AUS required reserves in the amount of $XXXXX is missing. Only $XXXXX reserves remain after cash to close. A gift letter states $XXXXX was given. However, only $XXXXX was donated as reflected on the certified check provided.	REVIEWER - WAIVED COMMENT (2023-04-10): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-04-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to downgrade based on compensating factors. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of delivery not in file. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: LD restated to Non QM Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not in file.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100853	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $1,400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7741)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney Review Fee. Fee Amount of $1,400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023-05-23): Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100995	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Loan purpose discrepancy.: Loan purpose of Refinance does not match Guideline loan purpose of .	Verified stated defect. Neither borrower was on title previously, loan should have been completed as purchase rather than refinance.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101228	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $395.00 exceeds tolerance of $295.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: HOA/Condo Questionnaire fee has increased on XX/XX/XXXX CD.	REVIEWER - CURED COMMENT (2023-08-03): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100464	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of 80.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of 80.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXXX is less than Guideline PITIA months reserves of XXXXX.	Missing electronic consent. Calculated CLTV is XX% which exceeds maximum CLTV of 80.00000% as per guideline. Calculated LTV isXX% which exceeds maximum LTV of 80.00000% as per guideline. For primary residence, guidelines require 12 months reserves however available assets are not sufficient for same.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $984,446.68 is under disclosed by $19.00 compared to the calculated Amount Financed of $984,465.68 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.23200% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 5.66988% outside of 0.250% tolerance. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $953,153.67 is under disclosed by $123,332.06 compared to the calculated Finance Charge of $1,076,485.73 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,960,292.72 is under disclosed by $123,351.06 compared to the calculated total of payments of $2,083,643.78 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Verified stated defect. Finance charge was based on 0.785 starting index, however the lowest available in 45 day lookback period from Note was 0.88095%, resulting in finance charge and total of payments under disclosures.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: Verified stated defect.  Lender used index of 2.14 however the lowest available 1-year CMT weekly index available in the lookback period was 3.01.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Verified disclosed defect - Lender used index of 2.14 however the lowest available 1-year CMT weekly index available in the lookback period was 3.01.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Verified disclosed defect - Lender used index of 2.14 however the lowest available 1-year CMT weekly index available in the lookback period was 3.01.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXXissing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101155	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Verified stated defect - XXXXXX would not purchase because of a shortage of assets.	REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100528	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified Stated Defect - The Site Map provided indicates the subject comparable sales are not geographically bracketed. All properties are located West of the subject and 3 of 4 are outside appraiser's cited western boundary.	REVIEWER - WAIVED COMMENT (2024-06-27): Client elects to downgrade based on compensating factors.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	XX/XX/XXXXppraisal value of $XXX,XXX was not supported by retro BPO as ofXX/XX/XXXXalue of $XXX,XXX orXX/XX/XXXXPO of $XXX,XXX. AVM value $XXX,XXX as ofXX/XX/XXXX.		1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100526	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified Stated Defect - Appraisal completed "subject to inspection", no 442 or other evidence provided.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022) [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXXissing evidence of receipt. Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed at closing with no evidence of Notice receipt at least 3 days prior to closing.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101147	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Appraisal Documentation - HOA project is involved in litigation.	Lender excluded payment on departureXXXXXXXXXXXXX as contingent liability, however only 1 statement from other party was provided to exclude the debt. Verified Stated Defect- The HOA is a party to numerous pending litigations.	REVIEWER - WAIVED COMMENT (2023-10-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-17): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.66%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-10-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101281	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] Miscellaneous - Credit Exception: [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution:XXXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX	Verified disclosed defect: Business Decision to fund the loan - Investor (XXXX) rejected the loan for purchase due to Commercial space as a % of overall square footage rendered the project as ineligible. Exception denied. XX/XX/XXXXo XX/XX/XXXXtatement provided, guidelines required two months of consecutive statements.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100217	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100227	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101373	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file is missing private mortgage insurance certificate.	REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2274337)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2274336)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2274335)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2274337)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2274336)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure is missing in file.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages is missing in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Moved to non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 was not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Date per E-sign consent agreement.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure issue date is missing in file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure issue date is missing in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Property were collected at $.67 per month, but documentation was provided evidencing the projected taxes for XXXX-XXXX are $XXX per month.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Property were collected at $.67 per month, but documentation was provided evidencing the projected taxes forXXXX-XXXXare $XXXper month.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Property were collected at $.67 per month, but documentation was provided evidencing the projected taxes forXXXX-XXXXare $XXX per month.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Updated private mortgage insurance was not provided to valid monthly amount.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Updated private mortgage insurance was not provided to valid monthly amount.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Mortgage Insurance payment was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure missing issue date to properly test compliance.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Loan Estimate Timing: Initial 1003 is missing in file.	REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101359	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.31478% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $6,034.50 on a Federal Total Loan Amount of $182,048.10 vs. an investor allowable total of $5,461.44 (an overage of $573.06 or .31478%).
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $470.00 exceeds tolerance of $233.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $3,087.50 exceeds tolerance of $1,560.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,662.50 exceeds tolerance of $1,365.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ARM Disclosure Status Test: Adjustment Rate Mortgage loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer handbook on adjustable-rate mortgages not provided to borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Switched to Non Qm
State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $233.00 on the Loan Estimate but disclosed as $470.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was last disclosed as $1560.00 on the Loan Estimate but disclosed as $3087.50 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $1365 on the Loan Estimate but disclosed as $1662.50 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file.	REVIEWER - CANCELLED COMMENT (2023-11-29): Client elected to remove FNMA testing, email 11/29 REVIEWER - RE-OPEN COMMENT (2023-11-30): Client elected to retain these exception. Loan is seasoned < 24 months.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101312	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance Certificate is missing in file.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Loan is to be securitized. Highest level secondary valuation was BPO and does not support the value used to qualify. Sec ID: 90: Lien Position: 1	Provided BPO does not support the value used to qualify. BPO value: $XXX,XXX; Loan Value: $XXX,XXX. AVM value: $XXX,XXX.	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2278520)	Federal Compliance - ARM Disclosure Status Test: ARM disclosure is missing in file.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM disclosure is missing in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 document.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing from the file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was not provided for Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance of $62.40 per month incorrectly included in escrowed expenses.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to downgrade and waive.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101402	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX022)	Federal Compliance - ARM Disclosure Status Test: The ARM disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: The CHARM booklet is missing from the loan file.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The Non-escrowed property cost over 1 year on the closing disclosure is 0.00 but there is an annual HOA fee of $XXX in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: The corrected closing disclosure was provided to the borrower on the closing date
Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: The closing disclosure and Loan estimate dated XX/XX/XXXX were issued on the same day	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	This property is a proposed property. Mortgage to be obtained fromXXXXXXXXXXXXX. However, a closing disclosure or other verification of the PITI was not provided.	SELLER - GENERAL COMMENT (2023-11-27): 5Cs shows that the cash out for this loan was being used to purchase an investment property which was in preapproval. 1 Proposed Dr is not the actual property address. Underwriter used the loan application to validate the payment, taxes, insurance, and HOA attached.
REVIEWER - GENERAL COMMENT (2023-12-01): Closing disclosure verifying the P&I amount, tax and insurance verification would be required to verify the PITIA amount and the correct property address. The lender loan information provided does not have the property address on it. Exception Remains
SELLER - GENERAL COMMENT (2023-12-14): See attached Final Closing Disclosure and Loan Details for the proposed investment property purchased (loan#XXXXXXXXXXXXXXXXXX) with proceeds from subject loan, which includes PITI and propery adress.
REVIEWER - GENERAL COMMENT (2023-12-18): Exception remains, closing disclosure is not received for Property addressXXXXX
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $6,630.00 exceeds tolerance of $5,625.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing.
Federal Compliance - CHARM Booklet Disclosure Status: The CHARM Handbook is missing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial application.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Revised Loan Estimate provided on XX/XX/XXXXthe date the Closing Disclosure was provided is missing evidence of receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXXevised loan estimate without a valid changed circumstance or sufficient cure.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101165	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution:XXXXXXX // Account Type: Checking / Account Number: XXXX, Financial Institution:XXXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXXXXXXXXXXXXX // Account Type: Savings / Account Number: XXXX [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The Desktop Underwriter approval required two months of statements and only one statement provided in the loan file for verification for accounts #XXXX, #XXXX and #XXXX. Hazard coverage has a shortfall of coverage of $81,250 and loan file does not have evidence of replacement cost estimate. The file was missing a copy of the Mortgage Insurance Certificate.	SELLER - GENERAL COMMENT (2023-11-28): 2 months bank statements for accounts in file, attached. All 3 accounts listed on each statement.
REVIEWER - GENERAL COMMENT (2023-12-06): Exception remains as the available bank statement are over 90 days from the application date, therefore most recent one month bank statement is required for all the three accounts.
REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception
SELLER - GENERAL COMMENT (2023-12-14): Per policy bank statements are valid for 120 days. TheXXXXXXXXX statements in file expired onXX/XX/XXXX.
SELLER - GENERAL COMMENT (2023-11-28): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-06): Estimated cost new is $XXX,XXX but hazard insurance coverage amount is $424,000 which is insufficient to cover cost new. There is a coverage shortfall of $81,250, require extended coverage or replacement cost estimator to clear this exception. Exception remains.
REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception
SELLER - GENERAL COMMENT (2023-12-14): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
															REVIEWER - WAIVED COMMENT (2023-12-11): Comp factors used to non qm	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Moved to Non Qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in file Federal Compliance - (Missing Data) Last Rate Set Date: Unable to determine due to missing rate lock.	REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100694	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mortgage insurance certificate is missing from the loan file. Hazard insurance coverage amount of $XXXXX is insufficient, with a shortfall in the amount of $XXXXX. There is an extended replacement amount coverage amount of $XXXXX/XXXXX% but not enough to cover the shortfall and there is no replacement cost estimate in the file. Mortgage Insurance Certificate (MIC) is not provided in the file.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-11-28): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-06): Loan amount is $XXX,XXX but hazard insurance coverage amount is $XXXXX which is insufficient to cover loan amount. There is a coverage shortfall of $XXXXX, require replacement cost estimator to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023-12-14): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance policy & WFHL hazard insurance details page attached.
REVIEWER - GENERAL COMMENT (2023-12-15): Reviewed hazard dec page in file along with trailing doc. Dwelling coverage $XXXXX + $XXXXX (additional extended replacement cost) = $XXXXX. Need to confirm from the agent is the replacement cost coverage up to dwelling + additional coverage or is 100% guaranteed replacement cost?
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
															REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101309	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,156.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003/Loan application. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least three business days prior to closing. Initial CD XX/XX/XXXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount point fees in the amount of $1,156.00 were added to the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101391	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 document Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXXs not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the Closing Disclosure is XX/XX/XXXXhich would not have been at least 3 business days prior to closing.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101353	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,812.88 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's intiial loan application	REVIEWER - GENERAL COMMENT (2023-11-17): Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,812.88 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX022) REVIEWER - CURED COMMENT (2023-11-11): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101284	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The application date isXX/XX/XXXX; however, the earliest disclosure is datedXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: LE issued XX/XX/XXXX and received XX/XX/XXXXwhich was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX per signature."
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: LE issued XX/XX/XXXX and received XX/XX/XXXXwhich was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX per signature."	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101299	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 was not provided. State Compliance - North Carolina First Lien Late Charge Percent Testing: Maximum late payment percent allowed is 4.00%, however, as per the Note it is 5.00%. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document was not provided.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101400	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Investment Property Submitted as QM Test: Investment property tested to Safe Harbor QM per client guidance. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101436	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1			2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated 1003 was not provided. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date not provided.					-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101439	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed at closing with no evidence of Notice receipt at least 3 days prior to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Seller paid $46.55 toward initial flood insurance escrow.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier receipt missing from file, CD issued XX/XX/XXXX contained change in APR.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101296	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Value not supported by BPO or Field Review. Appraised value $XXX,XXX, BPO value $XXX,XXX and Field review value $XXX,XXX.	REVIEWER - GENERAL COMMENT (2024-06-28): Unable to clear with 2055.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of the Lender's Initial 1003 Report.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXXs not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the "mailbox rule" is applied and the presumed receipt date of the CD is XX/XX/XXXXhich would not have been at least 3 business days prior to closing.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $24.00 due to Increase of Recording Fee. No valid COC provided, nor evidence of cure in file.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100962	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate is missing. E-sign Consent Agreement is missing in the file. Mortgage Insurance Certificate is missing.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO ofXXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive. SELLER - GENERAL COMMENT (2023-11-28): Unable to procure. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV isXX. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure not provided prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock documentation not provided.
																						Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. Affiliated Business Arrangement Disclosure Provided Date XX/XX/XXXX and application dateXX/XX/XXXX.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101300	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mortgage insurance certificate is missing from the loan file. Mortgage Insurance Certificate not provided.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XX. Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal is subject to, Final Inspection not provided.	SELLER - GENERAL COMMENT (2023-11-28): Appraisal was updated to 'As Is', see comments in appraisal. U/W Director stated - we did not feel this repair was a health & safety item since the wiring appears intact. Unable to procure. REVIEWER - GENERAL COMMENT (2023-12-05): Exception remains as the appraisal has been done by the same appraiser and signed after the note date.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: The lender's initial loan application is missing from the loan file. Federal Compliance - (Missing Data) Last Rate Set Date: Failure due to Rate Lock date not provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101265	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXXX is less than Cash From Borrower $XXXXX. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The official check to verify the Earnest Money Deposit of $XXXXX is missing and was not included in review causing insufficient assets available for closing. Mortgage Insurance Certificate is missing.	SELLER - GENERAL COMMENT (2023-11-27): Earnest money deposit was not used per the asset screen therefore documentation to validate it was not required. Bank statements from XXXXXXXXXXX in file with an ending balances $XXXXX and $XXXXX totaling $XXXXX. Final Decision Run shows that the borrower needed to bring $XXXXX to close therefore there were $XXXXX in calculated reserves after the loan closed.
REVIEWER - GENERAL COMMENT (2023-11-30): EMD has been verified as per CD for which we need source documentation. Exception Remains
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $712.81 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial application is missing.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement is missing.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: The closing disclosure dated XX-XX-XX, which is the 3rd closure issued for this date, reflects no APR. The last issued disclosure dated XX-XX-XXreflect an APR of 7.653%.
Federal Compliance - TRID Loan Estimate Timing: The earliest dated Loan Estimate provided was issued on XX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on XX/XX/XXXXoan Estimate without changed circumstance or sufficient cure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101194	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate not provided.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	1	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure issued date not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure issued date not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on CD.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. Closing Disclosure disclosed a Lender paid fee of 118.74 for Homeowner's Insurance.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: The closing disclosure issued date of XX-XX-XX which is the 3rd issued disclosure of this date, does not reflect an APR. The last issued disclosure dated XX-XX-XX reflects an APR of 7.533%.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101137	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The Hazard Insurance Policy provided has an effective date of XX/XX/XXXXhich is after the disbursement date of XX/XX/XX.	SELLER - GENERAL COMMENT (2023-11-29): Streamline Hazard Insurance Review was conducted on XX/XX/XXXXhich verified replacement cost coverage and was effective at time of review but not 30 days later than disbursement date which current HOI in file covered. Coverage was sufficient at time of closing. See attached UW notes. REVIEWER - GENERAL COMMENT (2023-11-29): We need to have proof the borrower had hazard coverage before disbursement date. We do not review loans to Streamline hazard insurance review. Exception remains. REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive. REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101401	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Primary appraisal requirement waived. Secondary valuation provided for securitization	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.38338% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $5,815.75 on a Federal Total Loan Amount of $132,677.21 vs. an investor allowable total of $3,980.31 (an overage of $1,835.44 or 1.38338%).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-36.30  is less than amount of binding Lender Credit previously disclosed in the amount of $-11,816.00. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $764.50 exceeds tolerance of $763.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,343.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock date is missing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-36.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-11,816.00. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Final loan estimate and interim closing disclosure was issued on the same day.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $763 on Loan Estimate but disclosed as $764.50 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee Amount of $4,343.75 exceeds tolerance of $0.00. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.	REVIEWER - CANCELLED COMMENT (2023-11-29): Client elected to remove FNMA testing, email 11/29 REVIEWER - RE-OPEN COMMENT (2023-11-30): Client elected to retain these exception. Loan is seasoned < 24 months.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101350	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock documentation provided does not reflect the date on which the loan was locked.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101377	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated Initial Application was not provided					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101433	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100988	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)	Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a signed and dated initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: There is no valid Rate Lock document in the file to verify the lock date. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX023)		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101292	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101308	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The subject is a refinance of a primary residence and the appraisal reflects the property is vacant.	SELLER - GENERAL COMMENT (2023-11-28): "The loan was done as a Refinance as the customer owned the land the Manufactured home was on per guidelines: see underwriter notes: ORIGINAL APPROVAL FACILITATED ONXX/XX/XXXX
APPROVAL BY XXXX IDENTIFYING THE FOLLOWING:

Loan was reviewed for Challenged Inventory due to the decision engine has flipped to C2.   This is one of the loans that was originated as a purchase of a new construction manufactured home but with the customer owning the land.  Per the escalation from Risk partners in January/February, these all had to be cancelled and re-done as refinances, following is the timeline:

  XX/XX/XXXX: Application date of the original purchase loan with a purchase price and estimated value of $451,053 and 64.29% LTV (value of the lot included)
  XX/XX/XXXX: Refinance application (this loan) originated from original indication of the loan scenario needing to be a refinance and not a purchase (same estimated value of $451,053 copied over and LTV of 62.34%)
  XX/XX/XXXX: Appraisal came in on the purchase and value supported to only be $370,000, resulting in a 78.38% LTV on the purchase loan (loan still received an approval at these terms)
  XX/XX/XXXX: Purchase loan cancelled to complete via the refinance application since the purchase structure was unacceptable with the customer owning the land
  XX/XX/XXXX: HLU assigned and approved this refinance loan based on the original estimated value (62.34% LTV) as the updated value from the purchase hadn't been updated to this loan since the updated value from the purchase came in after this loan was copied from the purchase loan
  XX/XX/XXXX: Appraisal and value from the purchase now transferred to this refinance, resulting in an LTV of 76.41% and has resulted in a C2 ever since (unsure what LTV is exactly the breaking point)

ATR has been met.   Great ratios, lower LTV (land equity driving down LTV), w/ employer since 2015, acceptable credit.
Collateral is man home, poses higher risk but still acceptable (new construction).  Request approved. I will notify capital markets to put the loan in CI.

LO NOTES TO FILE FROM XXXX IDENTIFIED:
Discussed with DCO XXXX XXXX regarding potential consideration for Challenged Inventory (advised request is being approved) -
Escalated to LO from UAM XXXX XXXX from BM XXXX XXXX about the possibility of going CI as there is an executive customer complaint and a situation where we as WF did have an error.
         Deficiency/Policy Violation: Loan is returning an ineligible C2 credit risk class
         Cause (Systemic or Role - Explain): Role - HMC.  This loan is a copy of a prior loan (see loan XXXX - new construction manufactured home purchase changed to refinance as customer owns the land), and the appraised value of the prior purchase loan was not updated to this new loan and was not caught until a month after this loan had been reviewed and approved based off an original purchase price/value from the purchase loan."
																			REVIEWER - GENERAL COMMENT (2023-12-13): Client to disposition, exception remains.	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $342.00 exceeds tolerance of $284.00 plus 10% or $312.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (2023-12-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1101403	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Federal Compliance - VA Non IRRRL Loan - Total Borrower Paid Fees Exceeds 1%: Origination Fee and/or Itemized Fees and Charges paid by the borrower $XXXXX, exceeds 1% of the loan amount of $XX,XXX or $XXXXX. [2] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) [2] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)	Total Borrower Paid Fees exceeds 1% of the loan amount of $XX,XXX0 or $XXX. VA - Loan Guaranty Certificate (Government Documents) Disclosure is missing in file. VA - Loan Summary Sheet 26-0286 (Government Documents) is missing in file, please provide.	SELLER - GENERAL COMMENT (2023-11-30): Agree: Total Borrower Paid Fees exceeds 1% of the loan amount of $XX,XXX or $XXX.
REVIEWER - GENERAL COMMENT (2023-12-07): Seller agrees, exception remains.
SELLER - GENERAL COMMENT (2023-11-29): Unable to procure.
REVIEWER - GENERAL COMMENT (2023-12-07): Seller agrees, exception remains.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-11-30): Agree: Unable to locate Loan Summary Sheet 26-0286 in file.
REVIEWER - GENERAL COMMENT (2023-12-07): Seller agrees, exception remains.
															REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1100811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of 45.00000%. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The difference from the final 1008 and AUS is $XX, which appears to be the HOI monthly amount of $XX. Mortgage Insurance Certificate was not provided.	REVIEWER - WAIVED COMMENT (2023-12-12): Exception waived for qualifying debt ratio exceeding 45%. Comp factors, reserves, employment, and FICO. REVIEWER - WAIVED COMMENT (2023-12-12): Exception waived for missing MI Cert. Seller provided MI information for compliance testing. Additional comp factor for waiving, FICO.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $146.00 exceeds tolerance of $106.00 plus 10% or $116.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non-QM Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial application is not signed and dated.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100548	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate is missing from file. Mortgage Insurance Certificate was not provided.	REVIEWER - WAIVED COMMENT (2023-12-06): Comp factors sued to waive exception REVIEWER - WAIVED COMMENT (2023-12-06): Comp factors sued to waive exception	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100291	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance document is not provided	REVIEWER - WAIVED COMMENT (2023-12-06): Comp0 factors used to waive exception	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan Application (1003) is not provided Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set and Initial Rate Lock Date not provided	REVIEWER - WAIVED COMMENT (2023-12-06): client elects to waive exception		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	The file is missing the Homeowner's Insurance Policy and the Initial Signed 1003. The Appraisal reflects the property is a Single Family Detatched without any monthly dues, the Mortgage and AUS reflect Planned Unit Developement. Homeowners Association Statement was provided by the borrower. Missing mortgagee clause.	SELLER - GENERAL COMMENT (2023-11-28): Loan transaction was a refinance of an existing XXXXXXXXXXXXXXX . Loan was Streamline Insurance Review eligible. Hazard insurance was adequate and losses to the dwelling will be paid on a replacement cost basis. Streamline approval & WFHL hazard insurance details page attached. Per policy the initial 1003 is not required to be signed on agency loans only the final 1003. The loan is in a PUD.
REVIEWER - GENERAL COMMENT (2023-12-07): Need complete Hazard Insurance with all pages to fulfill the requirement. Exception remains.
SELLER - GENERAL COMMENT (2023-12-13): The loan was a Wells to Wells Refi, per policy the loan was eligible for a streamline Hazard insurance review. Streamline Hazard Insurance approval notes attached.
REVIEWER - GENERAL COMMENT (2023-12-15): We received hazard information however, we are still missing:  Initial Signed 1003.  The Appraisal reflects the property is a Single Family Detached without any monthly dues, the Mortgage and AUS reflect Planned Unit Development.  Homeowners Association Statement was provided by the borrower.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.
															REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date not provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100258	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate. Missing Mortgage Insurance Certificate.	REVIEWER - WAIVED COMMENT (2023-12-06): Waived at client request REVIEWER - WAIVED COMMENT (2023-12-06): Waived at client request	1	3	[3] Federal Compliance - Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Considered: Total Buydown Amount collected on HUD/CD $10,434.46 does not match Buydown Subsidy of $11,297.76 required per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage may be required to meet terms of buydown agreement. Any discrepancy may impact accuracy of TILA disclosures and validity of compliance points and fees findings.
[3] Federal Compliance - Temporary Buydown Funds Discrepancy – Collected vs. Scheduled: Temporary Buydown deposit/amount collected as reflected on HUD/CD does not match total buydown funds required per Buydown Payment Schedule on Temporary Buydown Agreement
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Considered: Buydown amount updated on Note Screen as $10,434.46 as per Final Closing Disclosure and as per Buydown agreement Subsidy amount is $11,297.76. Additional Subsidy amount is required to meet terms of Buydown agreement.
Federal Compliance - Temporary Buydown Funds Discrepancy – Collected vs. Scheduled: Buydown amount updated on Note Screen as $10,434.46 as per Final Closing Disclosure and as per Buydown agreement Subsidy amount is $11,297.76. Additional Subsidy amount is required to meet terms of Buydown agreement.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial Loan Application.	SELLER - GENERAL COMMENT (2023-11-30): Buydown agreement attached with amount of $10434.46
REVIEWER - GENERAL COMMENT (2023-12-07): Exception Remains - Required Additional subsidy amount is $11.297.76 is required to meet term of Buydown agreement.
SELLER - GENERAL COMMENT (2023-11-30): Buydown agreement attached with amount of $10434.46
REVIEWER - GENERAL COMMENT (2023-12-07): Exception Remains - Required Additional subsidy amount is $11.297.76 is required to meet term of Buydown agreement.
REVIEWER - WAIVED COMMENT (2023-12-06): Waived at client request	Federal Compliance - Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Considered: Temporary buydown subsidy collected per HUD/CD does not match buydown subsidy on buydown agreement/payment schedule which may indicate funds due to borrower/buydown account or inaccurate HUD/CD which could impact compliance findings.

Federal Compliance - Temporary Buydown Funds Discrepancy – Collected vs. Scheduled: Temporary buydown subsidy collected per HUD/CD does not match buydown subsidy on buydown agreement/payment schedule which may indicate funds due to borrower/buydown account or inaccurate HUD/CD which could impact compliance findings.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		TR Indeterminable	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101429	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 application is missing in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100194	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101184	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101169	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,030,134.54 is under disclosed by $897.75 compared to the calculated total of payments of $1,031,032.29 which exceeds the $100.00 threshold. (FinXX/XX/XXXX023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,975.05 exceeds tolerance of $1,945.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Per amortization schedule, MI drops off at payment 120, however calculated drop off is payment 135.	SELLER - GENERAL COMMENT (2023-11-20): Rebuttal
REVIEWER - GENERAL COMMENT (2023-11-27): XXXXXXXXX received rebuttal that lump sum credit should not be included in finance charges and the Finance charge calculations.  However, Finance charge is different calculation than TOP and information does not address the difference in the TOP calculation.  TOP was underdisclosed by $897.75.  XXXXXXXXX calculation include MI of $XX/mo from year 1 thru 120 and then $XX/mo from month 121 to month 135, along with P&I payments for 30 years, Schedule D total on page 2 of final CD and Prepaid Interest for calculation.  Provide lender calculations for review to determine variance. Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.
SELLER - GENERAL COMMENT (2023-11-28): Tolerance Cure
SELLER - GENERAL COMMENT (2023-11-28): Cure Check
REVIEWER - GENERAL COMMENT (2023-12-01): XXXXXXXXX received Corrected CD, LOE to borrower and copy of cure refund.  Missing proof of mailing of the package to the borrower.  Provide tracking label or proof picked up by carrier.
SELLER - GENERAL COMMENT (2023-12-01): AIR BILL
REVIEWER - CURED COMMENT (2023-12-07): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount & Corrected CD.
																							REVIEWER - CURED COMMENT (2023-12-15): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100203	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7355)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure signed at closing with no evidence of Notice receipt at least 3 days prior to closing.	SELLER - GENERAL COMMENT (2023-11-15): Notice of flood hazard area attached. REVIEWER - GENERAL COMMENT (2023-11-16): Documentation provided is the same one in file. Exception to remain EV2. REVIEWER - CURED COMMENT (2023-11-13): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100197	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100196	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced QM	SELLER - GENERAL COMMENT (2023-12-13): Hi, I have been trying to get information via email for a few days on this. PLEASE advise regarding the above condition. My team working on this believes it is the same as the ones that were already cleared. REVIEWER - GENERAL COMMENT (2023-12-13): Exception is informational and does not require further response from seller. SELLER - GENERAL COMMENT (2023-12-13): Thank you! REVIEWER - GENERAL COMMENT (2023-12-14): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100192	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100138	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100193	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100189	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Preliminary Title Report did not disclose an ALTA Loan Policy amount and Final Title Policy was not provided to verify that sufficient title coverage was obtained.	BUYER - WAIVED COMMENT (2023-11-24): Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100190	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100185	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX023)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7522)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of the borrowers receipt of the appraisal was missing from the file.	BUYER - WAIVED COMMENT (2023-12-04): Seller acknowledges the exception, no change to grading REVIEWER - CURED COMMENT (2023-11-28): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100044	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced APOR.	SELLER - GENERAL COMMENT (2024-03-01): Please advise what we need to do to clear this condition thank you! REVIEWER - GENERAL COMMENT (2024-03-01): Condition will remain open. No further comment from seller required.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100119	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,010.00 exceeds tolerance of $710.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-02-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100223	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	Original stated value $XXX,XXX, drive by BPO value $XXX,XXX.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1101210	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,410.00 exceeds tolerance of $4,330.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Taxes has added on XX/XX/XXXX LE.	REVIEWER - CURED COMMENT (2023-10-05): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101393	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Client restated loan designation to Higher Priced QM (APOR).	SELLER - GENERAL COMMENT (2023-10-24): Please advise if anything further is needed from the lender. REVIEWER - GENERAL COMMENT (2023-10-25): No further comment required from seller. SELLER - GENERAL COMMENT (2023-11-06): Anything else needed from us to get this loan purchased REVIEWER - WAIVED COMMENT (2023-11-07): Waived	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1101212	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100215	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXXXXXXXXXXXXXX/S-Corp)	Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.	SELLER - GENERAL COMMENT (2023-11-16): Per Our Underwriter below - please clarify I am not understanding the finding. It states that the loan is being qualified on income that is not considered most recent. An extension was filed forXXX returns and we cannot use a P&L for qualifying income. Can we please get clarification on what income was supposed to be used? REVIEWER - WAIVED COMMENT (2023-11-17): Waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100233	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100221	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100210	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100206	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100209	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100222	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100212	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100204	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100188	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		BUYER - WAIVED COMMENT (2023-11-15): Seller acknowledges exception with no change in grading	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100202	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100199	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Preliminary Title Report did not disclose an ALTA Loan Policy amount and Final Title Policy was not provided to verify that sufficient title coverage was obtained.	BUYER - WAIVED COMMENT (2023-11-03): Seller acknowledges exception, no change to grading.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100200	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The lender on the 1004 reflects XXXX. Appraisal transfer letter was not present in the file.	BUYER - WAIVED COMMENT (2023-11-09): Seller acknowledges the exception, no change to grading.	1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	RP1100224	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100220	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $915.00 exceeds tolerance of $730.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $730.00 on the Loan Estimate, but was disclosed as $915.00 on the final CD due to the addition of the 1004D. No valid COC was provided for this change, nor evidence of cure. *Note - lender provided a COC for this change, however, the only supporting documentation we have is an invoice for the 1004D that was dated after the redisclosure, and the 1004 that was dated a month prior. Please provide evidence of a valid COC for this change that occurred onXX/XX/XXXX, or evidence of cure.	BUYER - GENERAL COMMENT (2023-11-03): Please review the Redisclosure CIC form included with images sent , attached again, which confirms the increase to the appraisal fee was the result of a final inspection. The initial appraisal was marked "subject to" verification the subject was completed. A final inspection was preformed to verify such
REVIEWER - GENERAL COMMENT (2023-11-06): XXXXXXXXX: Appraisal document with provided disclosure completed on XX/XX/XXXX, but the Final Inspection fee (Appraisal fee) was not added until 08/19 instead of added on 09/25 CD. This is outside of the required three-day timeline for notification of borrower. Cure is required.
BUYER - GENERAL COMMENT (2023-11-07): please see attached
																							REVIEWER - CURED COMMENT (2023-11-07): XXXXXXXXX ReceiVed PCCD, LOE, Refund Check and Proof of Mailing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100201	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100218	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101181		XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged Non-Material. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100237	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-12-01): Acknowledged non material. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100226	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Credit Exception:	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	REVIEWER - RE-GRADED COMMENT (2023-11-28): Downgraded per client. BUYER - GENERAL COMMENT (2023-11-28): Acknowledged as Non-material. The loans are not assumable unless approved by the lender.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	BUYER - GENERAL COMMENT (2023-11-28): Apprasal sentXX/XX/XXXX BUYER - WAIVED COMMENT (2023-11-28): Acknowledged as non-material updated apprsial sentXX/XX/XXXX		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100232	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material EV2. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100211	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		3	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Miscellaneous Credit (Non-Material):	Approve/Ineligible DU provided in the file for conforming deal, missing Approved Eligible DU. Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	REVIEWER - CLEARED COMMENT (2023-11-28): Bulk trade buyer has agreed to allow ineligible findings and manual underwritten loans. AUS ineligible due to ARM margin. BUYER - WAIVED COMMENT (2023-12-13): Per Bid stip approved ineligible is ok BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material EV2. The loans are not assumable unless approved by the lender.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation was BPO and does not support the value used to qualify. Sec ID: 6: Note Date: XX/XX/XXXX; Lien Position: 1 [3] Appraisal Documentation - Loan is to be securitized. Highest level secondary valuation was BPO and does not support the value used to qualify. Sec ID: 90: Lien Position: 1	BPO value $XXX,XXX and original appraised value $XXX,XXX. BPO value $XXX,XXX and original appraised value $XXX,XXX.		1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	C	D	C	C	C	C	D	C	C	C
XXXX	XXXX	RP1100231	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material EV2. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100207	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100219	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material. The loans are not assumable unless approved by the lender.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100228	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-12-01): Acknowledged non material. The loans are not assumable unless approved by the lender.	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100101	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100114	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $471.00 exceeds tolerance of $377.00 plus 10% or $414.70. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-02-13): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100065	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	REVIEWER - RE-GRADED COMMENT (2023-11-28): Downgraded per client. BUYER - GENERAL COMMENT (2023-12-01): Acknowledged non material. The loans are not assumable unless approved by the lender.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100073	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		3	2	[2] Miscellaneous - Miscellaneous Credit (Non-Material):	Final CD page 4 reflects not assumable. Loan is assumable, please provide corrected PCCD.	BUYER - GENERAL COMMENT (2023-11-29): Acknowledged non material EV2. The loans are not assumable unless approved by the lender.	3	[3] Appraisal Data Integrity - Number of Units on the Appraisal does not match the number of Units on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX [3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Appraisal reflects 2 units and retro BPO reflect 1. Original appraisal reflects 2 units (2nd unit under construction) with the retro BPO reflecting 1 unit SFR.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.	BUYER - GENERAL COMMENT (2023-11-29): Please cancel; appraisal was delivered to borrower 8/11 andXX/XX/XXXX please see D0179 & D0180 BUYER - WAIVED COMMENT (2023-11-29): Acknowledged as non material updated appraisal sent				-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100216	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100123	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,570.65 exceeds tolerance of $1,570.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added onXX/XX/XXXXoan Estimate with no valid change evident.	SELLER - GENERAL COMMENT (2024-02-26): PCCD evidencing PR applied for transfer tax cure; pay history will be provided to evidence PR when applied REVIEWER - GENERAL COMMENT (2024-02-27): XXXXXXXXX Received PCCD and LOE. Missing Payment history. SELLER - GENERAL COMMENT (2024-03-01): Payment history reflecting PR REVIEWER - CURED COMMENT (2024-03-04): XXXXXXXXX received PCCD, Letter of Explanation and Payment history for the evidence of Principal Reduction resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100118	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100115	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: XX/XX/XXXX; Lien Position: 1	Clear Capital AVM.		2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	D	A	A	A	A	D	B	B	A
XXXX	XXXX	RP1100113	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced APOR	SELLER - GENERAL COMMENT (2024-03-04): Agree with HPML designation REVIEWER - GENERAL COMMENT (2024-03-04): Higher Priced.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100033	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100032	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100214	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the appraisal dated XX/XX/XXXX at least 3 business days prior to closing.	BUYER - WAIVED COMMENT (2023-10-04): .		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1101176	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect- DTI increased due to higher rental loss from investment properties XXXXXXXXXX, XXXXXXXXXXXXXXXX, XXXXXXXXXXXX, XXXXXXXXXXXXX and XXXXXXXXXXX from schedule E.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	RP1101188	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101193	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Discrepancy in square feet. Appraisal has 485 and BPO has 600.		1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	RP1100109	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100022	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100105	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX024)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: The final CD dated XX/XX/XXXX non-escrowed property cost is blank on page 4.	SELLER - GENERAL COMMENT (2024-04-03): PCCD and LOX REVIEWER - CURED COMMENT (2024-04-05): XXXXXXXXX received Letter of Explanation & Corrected Closing Disclosure. REVIEWER - CURED COMMENT (2024-03-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100205	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Reggora Appraisal Delivery Status in file is dated XX/XX/XXXX which is after the loan closed.	BUYER - WAIVED COMMENT (2024-02-08): Evidence of appraisal delivery D0329				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100037	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100027	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100030	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100025	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100100	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX024)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT (2024-04-15): Please see attached appraisal delivery REVIEWER - GENERAL COMMENT (2024-04-16): Appraisal provided post-close. Exception to remain EV2.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100098	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $200.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee has increased on XX/XX/XXXX Closing Disclosure. No change was evident.	SELLER - GENERAL COMMENT (2024-04-16): See attached remediation package with updated CD, letter of explanation and refund check to borrower REVIEWER - CURED COMMENT (2024-04-17): XXXXXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100107	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated.	SELLER - GENERAL COMMENT (2024-04-22): Seconday home, Agree with finding : APR 8.739 - APOR 6.9 = 1.839% REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-22): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100112	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,440.25 exceeds tolerance of $3,300.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	REVIEWER - CURED COMMENT (2024-04-02): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100110	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,574.00 exceeds tolerance of $2,569.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Initial data tape stated SHQMAPORR, Lender restated as HPQMAPOR. Informational may remain open, nothing required from lender. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: XXXXXXXXX received rounded off amount document.	REVIEWER - CURED COMMENT (2024-04-05): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100095	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100104	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-19): Agree : APR 8.833 - APOR 6.650 = 2.183 REVIEWER - GENERAL COMMENT (2024-04-22): Exception is information EV2. No further comment from seller is needed. SELLER - GENERAL COMMENT (2024-04-22): Can you please clear or waive is nothing else is needed from seller REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-22): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100102	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX024)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT (2024-05-06): 5/6 kg: This has been Approved to proceed by CITI
REVIEWER - GENERAL COMMENT (2024-05-06): Agree, nothing required from lender.
SELLER - GENERAL COMMENT (2024-05-08): 5/8 kg: Please clear/waive exception as it is showing assigned to seller
REVIEWER - WAIVED COMMENT (2024-05-09): EV2
SELLER - GENERAL COMMENT (2024-04-09): Please see the attached TRID Disclosure History and the Appraisal Delivery Package which shows the borrower received the appraisal on 2/12
REVIEWER - GENERAL COMMENT (2024-04-11): Appraisal deliveredXX/XX/XXXXhowever report date isXX/XX/XXXX Please provide evidence of updated report receipt.
SELLER - GENERAL COMMENT (2024-04-26): See attached appraisal delivery with letter of explanation and tracking information
																							REVIEWER - GENERAL COMMENT (2024-04-30): Appraisal provided post-close. Exception to remain EV2.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100111	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-05-05): Agree with finding on secondary residence: APR 8.634 - APOR 6.660 = 1.974% REVIEWER - WAIVED COMMENT (2024-05-06): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100099	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX024)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT (2024-04-19): please see attached appraisal delivery with letter of explanation to borrowers REVIEWER - GENERAL COMMENT (2024-04-22): Appraisal provided post-close. Exception to remain EV2.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100121	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-19): Agree: APR 8.685 - APOR 6.650 = 2.035 REVIEWER - GENERAL COMMENT (2024-04-22): Exception is information EV2. No further comment from seller is needed.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100108	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100103	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-19): Agree: APR 8.766 - APOR 6.660 = 2.106 REVIEWER - GENERAL COMMENT (2024-04-22): Exception is information EV2. No further comment from seller is needed.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100117	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100097	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-22): Secondary home, agree with finding: APR 8.2750 - APOR 6.55 = 1.725% REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-22): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100096	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10: Note Date: XX/XX/XXXX; Lien Position: 1	Added XX.XX.XX AVM provided does not meet Fitch Criteria.	SELLER - GENERAL COMMENT (2024-04-12): 4/12 KT Conventional guidelines do not specify an AVM FSD score requirement, is there a guideline that is in effect on this outside of that? REVIEWER - GENERAL COMMENT (2024-04-16): Investor to order.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-25): 4/25 MM: Please see above QM conditions which are all cleared, please clear condition. REVIEWER - WAIVED COMMENT (2024-04-25): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	D	A	A	A	A	D	B	B	A
XXXX	XXXX	RP1100106	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX024)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of receipt.	SELLER - GENERAL COMMENT (2024-04-22): Please see attached appraisal delivery and letter of explanation to borrower REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-23): Appraisal provided post-close. Exception to remain EV2.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100091	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-04-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100023	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100028	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100026	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100024	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX024)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $133.00 exceeds tolerance of $117.00 plus 10% or $128.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the appraisal dated XX/XX/XXXX at least 3 business days prior to closing.	BUYER - WAIVED COMMENT (2024-03-22): Seller acknowledges the exception, no change to grading. REVIEWER - CURED COMMENT (2024-03-21): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100017	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100015	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX024)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the first appraisal dated XX/XX/XXXX at least 3 business days prior to closing.	BUYER - WAIVED COMMENT (2024-03-29): Seller acknowledges the exception, no change to grading.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100092	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100094	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $51.52 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7572)		REVIEWER - CURED COMMENT (2024-05-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100093	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-04-20): Agree with rebuttable presumption on secondary home. APR 8.712 - apor 6.6 = 1.812 REVIEWER - GENERAL COMMENT (2024-04-22): Exception is informational EV2. SELLER - GENERAL COMMENT (2024-04-22): Please clear or waive this finding if nothing else needed from seller. Or provide further information REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-22): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100090	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX024)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	SELLER - GENERAL COMMENT (2024-05-05): Agree with finding on secondary residence: APR 8.786 - APOR 6.710 = 2.076% REVIEWER - WAIVED COMMENT (2024-05-06): EV2 SELLER - GENERAL COMMENT (2024-04-25): See attached appraisal delivery package, letter of explanation and fedex tracking information REVIEWER - GENERAL COMMENT (2024-04-29): Post close delivery is not sufficient to resolve. Please note that this is an EV2 informational exception and can remain open.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	RP1100089	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-04-23): EV2	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100014	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing.	REVIEWER - CURED COMMENT (2024-04-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1101912	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.54 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-02-02): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	RP1100116	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $33.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	SELLER - GENERAL COMMENT (2024-05-05): Agree with finding on secondary residence: APR 8.249 - APOR 6.660 = 1.589% REVIEWER - WAIVED COMMENT (2024-05-06): EV2 REVIEWER - CURED COMMENT (2024-04-03): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-04-03): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	RP1100166	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A